AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2009
                               File No. 333-76799
                               File No. 811-09154

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 12

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 48

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)



Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

     immediately  upon filing  pursuant to paragraph (b) of Rule 485

X    on May 1, 2009, pursuant to paragraph (b) of Rule 485

     60 days after filing pursuant to paragraph  (a) of Rule 485 on ---------  pursuant to paragraph  (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

       CONSULTANT SL VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS



   Flexible Premium Last Survivor Variable Universal Life Insurance Policies



                                   Issued by:

                          Lincoln Benefit Life Company



                              In connection with:

                   Lincoln Benefit Life Variable Life Account



                                Street Address:

                              2940 S. 84th Street

                             Lincoln, NE 68506-4142



                                Mailing Address:

                                 P.O. Box 80469

                             Lincoln, NE 68501-0469



                       Telephone Number:  1-800-865-5237

                          Fax Number:  1-877-525-2689



This Prospectus describes information you should know before you purchase the Consultant SL Flexible Premium Last Survivor Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. The Policy may be unavailable for sale in some states. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.

EFFECTIVE DECEMBER 31, 2008, THIS PRODUCT IS NO LONGER AVAILABLE FOR SALE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2009




                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                        PAGE

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SUMMARY
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  Description of the Policy and Policy Benefits                         3
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  Risks of the Policy                                                   5
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  The Portfolios And Associated Risks                                   6
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FEE TABLES
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  Transaction Fees                                                      8
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  Periodic Charges Other Than Portfolio Operating Expenses              9
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  Optional Benefit Charges                                              10
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  Total Annual Portfolio Operating Expenses                             11
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PURCHASE OF POLICY AND PREMIUMS
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  Application for a Policy                                              11
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  Premium Payments                                                      11
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  Premium Limits                                                        12
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  Safety Net and Age 100 No Lapse Premium                               12
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  Modified Endowment Contracts                                          12
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  Allocation of Premiums                                                13
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POLICY VALUE
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  General                                                               13
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  Accumulation Units                                                    13
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  Accumulation Unit Value                                               13
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  Postponement of Payments                                              14
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TRANSFERS
--------------------------------------------------------------------------------
  General                                                               14
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  Transfers Authorized by Telephone                                     14
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  Dollar Cost Averaging                                                 15
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  Portfolio Rebalancing                                                 15
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  Market Timing & Excessive Trading                                     15
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  Trading Limitations                                                   16
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  Agreements to Share Information with Funds                            16
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  Short Term Trading Fees                                               17
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INVESTMENT AND FIXED ACCOUNT OPTIONS
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  The Sub-Accounts and the Portfolios                                   17
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  Voting Rights                                                         22
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  Additions, Deletions and Substitutions of Securities                  23
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  The Fixed Account                                                     23
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  SelectBalance/SM/ Asset Allocation Program                            23
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DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------
  Death Benefits                                                        24
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  Death Benefit Options                                                 24
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  Change to Death Benefit Option                                        25
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  Change to Face Amount                                                 25
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  Optional Insurance Benefits                                           26
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                                                                        PAGE

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POLICY LOANS
--------------------------------------------------------------------------------
  General                                                               26
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  Loan Interest                                                         26
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  Loan Repayment                                                        27
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  Pre-Existing Loan                                                     27
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  Effect on Policy Value                                                27
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SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------
  Surrenders                                                            27
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  Partial Withdrawal                                                    28
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SETTLEMENT OPTIONS                                                      28
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MATURITY                                                                29
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LAPSE AND REINSTATEMENT
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  Lapse and Grace Period                                                29
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  Reinstatement                                                         29
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CANCELLATION AND CONVERSION RIGHTS
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  Free Look Period                                                      29
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  Conversion                                                            29
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CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
  Premium Tax Charge and Premium Expense Charge                         30
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  Monthly Deduction                                                     30
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  Policy Fee                                                            30
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  Administrative Expense Charge                                         30
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  Mortality and Expense Risk Charge                                     30
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  Cost of Insurance Charge                                              30
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  Rider Charges                                                         31
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  Separate Account Income Taxes                                         31
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  Portfolio Charges                                                     31
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  Surrender Charge                                                      32
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  Transfer Fee                                                          33
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GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------
  Beneficiaries                                                         33
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  Assignment                                                            33
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  Dividends                                                             33
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ABOUT US
--------------------------------------------------------------------------------
  Lincoln Benefit Life Company                                          33
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  The Separate Account                                                  33
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FEDERAL TAXES
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  Introduction                                                          34
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  Taxation of the Company and the Separate Account                      34
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  Taxation of Policy Benefits                                           34
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  Employer Owned Life Insurance (a.k.a. "COLI")                         35
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  Modified Endowment Contracts                                          35
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  Diversification Requirements                                          36
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  Ownership Treatment                                                   36
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                                 2  PROSPECTUS

--------------------------------------------------------------------------------
DISTRIBUTION                                                            36
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LEGAL PROCEEDINGS                                                       37
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LEGAL MATTERS                                                           37
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FINANCIAL STATEMENTS                                                    37
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GLOSSARY OF SPECIAL TERMS                                               38
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 38 of this prospectus.


SUMMARY
--------------------------------------------------------------------------------


DESCRIPTION OF THE POLICY AND POLICY BENEFITS
1. WHAT IS A FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "last survivor" policy because we pay the death benefit only upon death of the last survivor of the Policy's two original Insured Persons. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums.
 You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured Persons' ages, sex and risk classes. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Safety Net Premium feature (discussed below), you must pay the cumulative Safety Net Premiums due. Similarly, to take advantage of the Age 100 No Lapse guarantee, you must pay the cumulative Age 100 No Lapse Premiums due. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 11 and "Federal Taxes" beginning on page 34.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Internal Revenue Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals.
 For more information, see "Federal Taxes - Modified Endowment Contracts" on page 35.

3. WHAT ARE THE SAFETY NET PREMIUM AND AGE 100 NO LAPSE PREMIUM FEATURES?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, if you have paid certain amounts of premiums.
 If, at the beginning of each Policy month, your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) is at least equal to the cumulative Age 100 No Lapse Premiums shown in your Policy, and so long as you choose Death Benefit Option 1, the guarantee will extend until the Policy Anniversary following the younger Insured Person's 100th birthday (the Age 100 No Lapse guarantee). Otherwise, the specified period will be the first ten Policy Years, or until the next Policy Anniversary after the younger Insured Person's 90th birthday, whichever is earlier. We call this the "Safety Net Premium" guarantee. It requires that your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equal the cumulative Safety Net Premium amount shown in your Policy. In some states, the Safety Net Premium Period is less than ten years as required by law. For additional discussion, see "Purchase of Policy and Premiums - Safety Net Premium and Age 100 No Lapse Premium" on page 12.

When neither the Safety Net Premium nor the Age 100 No Lapse guarantee is in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due and, in some states, you have not reached the Maturity Date. For more detail please see "Lapse and Reinstatement" on page 29.

4.   HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the


                                 3  PROSPECTUS
investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 30. For additional discussion of your Policy Value, please see "Policy Value" on page 13.

5.   WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 5 and "Transfers - Trading Limitations" on page 16.

6.   HOW ARE MY PREMIUMS AND POLICY VALUE ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a Premium Tax Charge of 2.5% of each Premium and a Premium Expense Charge on the first $50,000 of cumulative Premium of 3.5% of Premium for the first ten Policy Years, and 1.5% thereafter. For more detail, see "Charges and Deductions" on page 30. The amount remaining after the deduction of the Premium Tax Charge and the Premium Expense Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the first page of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 13.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 13. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7.   MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See "Transfers" on page 14.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 15.

8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the last surviving Insured Person. The Policy provides for two Death Benefit options you may choose between until the death of the last surviving Insured Person. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the last surviving Insured Person's date of death or the Policy Value multiplied by a specified percentage.
 Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 26 and "Death Benefits and Optional Insurance Benefits" on page 24.

9.   HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the last surviving Insured Person dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. If you previously added a rider that provides any additional benefit, the proceeds may be increased. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the last surviving Insured Person dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10.   CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the first Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you


                                 4  PROSPECTUS
must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $250,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 25. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 34.

11.   DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time before the Maturity Date for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first fourteen Policy Years and the first fourteen years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 30.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $250,000 or the Net Surrender Value below $500. For more detail, see "Surrenders and Withdrawals" on page 27.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 5 and "Federal Taxes - Taxation of Policy Benefits" on page 34.

12.MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 26. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 34.

13.   CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14.   CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 29.


RISKS OF THE POLICY
1.   IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Safety Net Premium or Age 100 No Lapse Premium features. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 6 and "Investment and Fixed Account Options" on page
17. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and neither the Safety Net Premium or Age 100 No Lapse guarantees are in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 29.
 If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 34.

4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect


                                 5  PROSPECTUS
current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 34.

5.   WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $500, and maximum partial withdrawal amount may not reduce the Face Amount below $250,000 or the Net Surrender Value below $500. While the surrender charge does not apply to partial withdrawals, we impose a $10 service fee per withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawals" on page 28. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 34.

6.   WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $10 in certain circumstances. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 16.

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions - Surrender Charge" on page 32. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 34.

8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 35.

9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 34.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.


THE PORTFOLIOS AND ASSOCIATED RISKS
1.   WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in


                                 6  PROSPECTUS
this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

2.   WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

3.   HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.


                                 7  PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                              TRANSACTION FEES
          Charge            When Charge is Deducted       Amount Deducted
          ------            -----------------------       ---------------
-------------------------------------------------------------------------------
PREMIUM TAX CHARGE          When you pay a Premium.  2.5% of the Premium
                                                      amount.

PREMIUM EXPENSE CHARGE      When you pay a Premium.  Policy Years 1-10: 3.5% of
                                                      the Premium amount up to
                                                      $50,000 of cumulative
                                                      premium;
                                                     Policy Years 11+: 1.5% of
                                                      the Premium amount up to
                                                      $50,000 of cumulative
                                                      premium.

SURRENDER CHARGE (PER       When you surrender your
 $1000 OF FACE               Policy during the
 AMOUNT)/(1)/                first 14 Policy Years.

 Minimum and Maximum                                 Minimum: $3.57 per $1,000
 Initial Surrender Charge:                           Maximum: $48.40 per $1,000

 Initial Surrender Charge                            $10.10 per $1,000
 for 55 year old male
 preferred nonsmoker, 55
 year old female preferred
 nonsmoker, $2,000,000
 Face Amount

TRANSFER FEE/ (2)/          Each transfer after the  $10.00 maximum; $0 current
                             first in each calendar
                             month.

PARTIAL WITHDRAWAL SERVICE  When you make a          $10.00 per withdrawal
 FEE                         withdrawal.

NET LOAN INTEREST RATE      When you have a Policy   Net Interest Rate on
 (3)(4)                      Loan                     Standard Loans 2%
                                                     Net Interest Rate on
                                                      Preferred Loans 0%
-------------------------------------------------------------------------------


   (1) The initial amount of the surrender charge depends on the Insured Persons' ages at issue, sex and statuses as a smoker or nonsmoker. The minimum initial surrender charge in the table assumes a 30 year old male preferred nonsmoker, 30 year old female preferred nonsmoker, $2,000,000 Face Amount. The maximum initial surrender charge in the table assumes a 85 year old male smoker, 85 year old female smoker, $2,000,000 Face Amount. These surrender charges shown above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2) Currently, we are waiving this fee.

   (3) The net loan interest rate represents the difference between the interest rate we charge on the loan and the interest that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. See "Policy Loans" on page 26.

   (4) Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.


                                 8  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES.
 EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
           Charge                  When Charge is          Amount Deducted
           ------                  ---Deducted---          ---------------
-------------------------------       --------
                               ------------------------------------------------
COST OF INSURANCE CHARGE (PER  Monthly
 $1000 NET AMOUNT AT
 RISK)/(1)/

 Minimum and Maximum COI                               Guaranteed:
 Charge:                                                Minimum:  $0.0002 per
                                                        $1000.
                                                        Maximum: $83.33 per
                                                        $1000.
                                                       Current:
                                                        Minimum:  $0.00008 per
                                                        $1000.
                                                        Maximum: $11.44 per
                                                        $1000


 Minimum & Maximum COI Charge                          Guaranteed:
 for a 55 year old male                                 Minimum:  $0.004 per
 preferred nonsmoker, 55 year                           $1000.
 old female preferred                                   Maximum:  $83.33 per
 nonsmoker, $2,000,000 Face                             $1000.
 Amount                                                Current:
                                                        Minimum:  $0.003 per
                                                        $1000.
                                                        Maximum: $10.27 per
                                                        $1000.

ADMINISTRATIVE EXPENSE CHARGE  Monthly                 Policy Years 1-7: $1.44
 (PER $1000 INITIAL FACE                                per $1000
 AMOUNT)/(2)/                                          Policy Years 8+: $0 per
                                                        $1000

POLICY FEE                     Monthly                 $7.50

MORTALITY AND EXPENSE RISK     Monthly                 Guaranteed Annual Rate:
 CHARGE (AS A PERCENTAGE OF                             Policy Years 1-14:
 TOTAL MONTHLY SUB-ACCOUNT                              0.72%
 VALUE)/(3)/                                            Policy Years 15+: 0.48%
                                                       Current Annual Rate:
                                                        Policy Years 1-14:
                                                        0.72%
                                                        Policy Years 15+: 0.36%
-------------------------------------------------------------------------------

                                                        .

   (1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of each Insured Person. The cost of insurance charges increase as the Insured ages. The minimum cost of insurance charge in the table assumes a 30 year old male preferred nonsmoker and 30 year old female preferred nonsmoker. The maximum cost of insurance charge in the table assumes a 85 year old male smoker and 85 year old female smoker. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on each Insured Person's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see "Charges and Deductions" on page 30.
   The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2) The monthly administrative expense charge is $0.12 per $1,000 of Face Amount for the first 7 Policy Years, and $0 thereafter.

   (3) The monthly mortality and expense risk charge is 0.06% for the first 14 Policy Years and is currently 0.03%, guaranteed not to exceed 0.04%, thereafter.

   We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.


                                 9  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES

The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. All riders are not currently available, and also are subject to state availability. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 26 below:

                          Optional Benefit                                 When Charge is          Amount Deducted
                          ----------------                                 ---Deducted---          ---------------
-----------------------------------------------------------------------       --------
                                                                       ------------------------------------------------
INDIVIDUAL INSURED TERM RIDER (PER $1,000 OF BENEFIT AMOUNT)/(1)/             Monthly
 Minimum and Maximum COI Charge:                                                               Guaranteed:
                                                                                                 Minimum COI:  $0.06
                                                                                                per $1,000
                                                                                                 Maximum COI:  $83.33
                                                                                                per $1,000
                                                                                               Current:
                                                                                                Minimum COI:  $0.06 per
                                                                                                $1,000
                                                                                                Maximum COI:  $33.68
                                                                                                per $1,000

 COI Charge for a 55 year old male preferred nonsmoker, $2,000,000                             Guaranteed:
 Face Amount                                                                                    Minimum:  $0.07 per
                                                                                                $1000.
                                                                                                Maximum:  $83.33 per
                                                                                                $1000.
                                                                                               Current:
                                                                                                Minimum:  $0.29 per
                                                                                                $1000.
                                                                                                Maximum: $18.05 per
                                                                                                $1000.

 COI Charge for a 55 year old female preferred nonsmoker, $2,000,000                           Guaranteed:
 Face Amount                                                                                    Minimum:  $0.53 per
                                                                                                $1000.
                                                                                                Maximum:  $83.33 per
                                                                                                $1000.
                                                                                               Current:
                                                                                                Minimum:  $0.20 per
                                                                                                $1000.
                                                                                                Maximum: $15.36 per
                                                                                                $1000.

LAST SURVIVOR FOUR YEAR TERM INSURANCE/(2) /(PER $1,000 OF BENEFIT            Monthly
 AMOUNT)
 Minimum and Maximum COI Charge:                                                               Guaranteed:
                                                                                                Minimum COI:  $0.0002
                                                                                                per $1,000
                                                                                                Maximum COI:  $83.33
                                                                                                per $1,000
                                                                                               Current:
                                                                                                Minimum COI:  $0.00008
                                                                                                per $1,000
                                                                                                Maximum COI:  $11.45
                                                                                                per $1,000

 Minimum & Maximum COI Charge for a 55 year old male preferred                                 Guaranteed:
 nonsmoker, 55 year old female preferred nonsmoker, $2,000,000 Face                             Minimum COI:  $0.004
 Amount                                                                                         per $1000.
                                                                                                Maximum COI:  $83.33
                                                                                                per $1000.
                                                                                               Current:
                                                                                                Minimum COI:  $0.003
                                                                                                per $1000.
                                                                                                Maximum COI: $10.27 per
                                                                                                $1000.

"SPLIT" COVERAGE OPTION/ (3)/                                                   N/A            N/A
-----------------------------------------------------------------------------------------------------------------------
FULL SURRENDER CHARGE ADJUSTMENT RIDER/(4)/                                     N/A            N/A
-----------------------------------------------------------------------------------------------------------------------


   (1) The applicable charge depends on the Insured Person's age, sex, and underwriting class at issue when the Rider is added to your Policy. This Rider is not currently available. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (2) The applicable charge depends on the Insured Persons' age, sex, and underwriting class at issue. This Rider is not currently available. The minimum cost of insurance charge in the table assumes a 30 year old male preferred nonsmoker and 30 year old female preferred nonsmoker. The maximum cost of insurance charge in the table assumes a 85 year old male smoker and 85 year old female smoker. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (3) There is no additional cost for this Rider. The "Split" Coverage Option can be added to your Policy at any time as long as neither Insured Person is classified as uninsurable.


                                 10  PROSPECTUS

   (4) There is no additional cost for this Rider. The Full Surrender Charge Adjustment rider may only be added to your Policy at issue.

THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISORS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
                                           Minimum               Maximum
-------------------------------------------------------------------------------
Total Annual Operating Expenses (1)
(expenses that are deducted from
Portfolio assets, which may include
management fees, distribution
and/or service (12b-1) fees, and             0.10%                 5.50%
other expenses)
-------------------------------------------------------------------------------


   (1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008.


PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at our home office. We generally do not issue Policies to insure people who are older than age 85. The minimum Face Amount for a Policy is $250,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this Prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to each proposed Insured Person. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature.
 We commence coverage of the Insured Persons under the Policy, on the later of:
(i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured Persons with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if both insured persons are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy months, and Policy Years.


PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 34. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium or Age 100 No Lapse Premium amount and the Net Surrender Value is no


                                 11  PROSPECTUS
longer enough to pay the Monthly Deductions. Please see the "Safety Net Premium" and "Age 100 No Lapse Premium" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Safety Net Premium or Age 100 No Lapse Premium amount.


PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code.
 Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 35 below for more information.


SAFETY NET PREMIUM AND AGE 100 NO LAPSE PREMIUM. The Safety Net Premium and Age 100 No Lapse Premium features can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the younger Insured Person is age 80 or under at the Issue Date, the specified period is the first ten Policy Years. Otherwise, the specified period runs until the Policy Anniversary after the younger Insured Person's 90th birthday.

In some states, the Safety Net Premium period of ten years is not permitted by law. In these states, the specified period is five years. Please check with your local representative on the Safety Net period approved in your state.

The specified period can be extended until the Policy Anniversary after the younger Insured Person's 100th birthday through the Age 100 No Lapse guarantee, unless you change to Death Benefit Option 2 before then.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due.
 For additional discussion of lapse, please see "Lapse and Reinstatement" on page 29. Under the Safety Net Premium and Age 100 No Lapse Premium features, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your Policy is still within either or both of the Safety Net or Age 100 No Lapse period and you have met our premium payment test for that period. The Safety Net Premium test requires that the total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are equal to or greater than the monthly Safety Net Premium amount times the number of months since the Issue Date. The Age 100 No Lapse Premium test requires that the total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, at least equals the cumulative amount of the monthly Age 100 No Lapse Premium for the number of Policy Months since the Issue Date. The monthly Age 100 No Lapse Premium Amount will be higher than the monthly Safety Net Premium Amount, because the period of the Age 100 No Lapse guarantee is longer. The Age 100 No Lapse guarantee will become unavailable if you ever choose or have chosen Death Benefit Option 2.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium and Age 100 No Lapse Premium amount.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium or the Age 100 No Lapse Premium times the number of Policy Months since the Issue Date, the guarantee will end. Once either the Safety Net Premium or the Age 100 No Lapse Premium guarantee terminates, you cannot reinstate it. Once both guarantees terminate, your Policy stays in force only as long as the Net Surrender Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 29.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this


                                 12  PROSPECTUS
classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.


ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office.
 If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 29.


POLICY VALUE
--------------------------------------------------------------------------------


GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.


ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation


                                 13  PROSPECTUS
  of the Sub-Account (no federal income taxes currently are applicable); and

2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the previous Valuation Period.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.


POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.


TRANSFERS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 33, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit.
 We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business.
 See "Policy Value" on page 13. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
 (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts.
 In that case, your maximum monthly transfer amount may not be more than 1/36/TH/ of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.


TRANSFERS AUTHORIZED BY TELEPHONE.  You may make transfers by telephone.
 Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other


                                 14  PROSPECTUS
electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.


DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application.
 You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 14 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account.
 You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify.
 Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time.
 Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus.
 Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.


MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio


                                 15  PROSPECTUS
and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Sub-Account's underlying
  Portfolio.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


AGREEMENTS TO SHARE INFORMATION WITH FUNDS. Under the Investment Company Act of 1940, Lincoln Benefit has entered into information sharing agreements


                                 16  PROSPECTUS
with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit's trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner's transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.


SHORT TERM TRADING FEES The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


THE SUB-ACCOUNTS AND THE PORTFOLIOS.
Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your premium.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES,
               --------------------------------------------------------------
PLEASE CONTACT US AT 1-800-865-5237.
------------------------------------


                                 17  PROSPECTUS

Sub-Account             Each Sub-Account Seeks         Investment Advisor
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund - Series I
-------------------------------------------------------
AIM V.I. Capital        Growth of capital              INVESCO AIM ADVISORS,
 Appreciation Fund -                                   INC. (1)
 Series I
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
 Fund - Series I
-------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund - Series
 I
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American          Long-term capital
 LargeCap Growth         appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American Income   To provide a high level of
   & Growth Portfolio    dividend income.  Its
   - Class O             secondary goal is to provide  FRED ALGER MANAGEMENT,
                         capital appreciation.         INC.
-------------------------------------------------------
Alger American Capital  Long-term capital
 Appreciation            appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class O
-------------------------------------------------------
Alger American          Long-term capital
 SmallCap Growth         appreciation
 Portfolio - Class O
-------------------------------------------------------------------------------
DWS VARIABLE SERIES I
-------------------------------------------------------------------------------
DWS Bond VIP - Class A  To maximize total return
                         consistent with preservation
                         of capital and prudent
                         investment management, by
                         investing for both current
                         income and capital
                         appreciation
-------------------------------------------------------DEUTSCHE INVESTMENT
DWS Global              Above-average capital          MANAGEMENT AMERICAS INC.
 Opportunities VIP -     appreciation over the long
 Class A                 term
-------------------------------------------------------
DWS Growth & Income     Long-term growth of capital,
 VIP - Class A           current income and growth of
                         income
-------------------------------------------------------
DWS International VIP   Long-term growth of capital
 - Class A               primarily through
                         diversified holdings of
                         marketable foreign equity
                         investments
-------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------
DWS Balanced VIP -      High total return, a           DEUTSCHE INVESTMENT
 Class A                 combination of income and     MANAGEMENT AMERICAS INC.
                         capital appreciation
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA
-------------------------------------------------------------------------------
Federated Fund for      Current income
 U.S. Government                                       FEDERATED INVESTMENT
 Securities II                                         MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income   High current income
 Bond Fund II
-------------------------------------------------------





                                 18  PROSPECTUS

Sub-Accounts            Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable Income.  The fund
 Equity-Income           will also consider the
 Portfolio - Initial     potential for capital
 Class                   appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite
                         yield on the securities
                         comprising the Standard &
                         Poor's 500(SM) Index (S&P     FIDELITY MANAGEMENT &
                         500(R)).                      RESEARCH COMPANY
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP            As high a level of current
 Investment Grade Bond   income as is consistent with
 Portfolio - Initial     the preservation of capital.
 Class
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class (2)(3)    preservation of capital and
                         liquidity.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (4)
-------------------------------------------------------------------------------
Ibbotson Aggressive     Capital appreciation
 Growth ETF Asset
 Allocation Portfolio
 Class I
-------------------------------------------------------
Ibbotson Balanced ETF   Capital appreciation and some
 Asset Allocation        current income                ALPS ADVISORS, INC.
 Portfolio Class I                                     (ADVISER) / IBBOTSON
-------------------------------------------------------ASSOCIATES, INC.
Ibbotson Conservative   Current income and             (SUB-ADVISER)
 ETF Asset Allocation    preservation of capital
 Portfolio Class I
-------------------------------------------------------
Ibbotson Growth ETF     Capital appreciation
 Asset Allocation
 Portfolio Class I
-------------------------------------------------------
Ibbotson Income and     Current income and capital
 Growth ETF Asset        appreciation
 Allocation Portfolio
 Class I
-------------------------------------------------------





                                 19  PROSPECTUS

Sub-Accounts            Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Forty Portfolio -
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      To obtain maximum total
 Flexible Bond           return, consistent with
 Portfolio -             preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital    JANUS CAPITAL MANAGEMENT
 Janus Portfolio -       in a manner consistent with   LLC
 Institutional Shares    the preservation of capital.
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Enterprise Portfolio
 - Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series Mid  Capital appreciation
 Cap Value Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 INTECH Risk-Managed
 Core Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Overseas Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Portfolio -   in a manner consistent with
 Institutional Shares    the preservation of capital.
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
Legg Mason Partners     Long-term capital growth with
 Variable Fundamental    current income as a
 Value Portfolio -       secondary consideration       LEGG MASON PARTNERS FUND
 Class I                                               ADVISOR, LLC
-------------------------------------------------------
Legg Mason Partners     Long-term growth of capital
 Variable Investors      with current income as a
 Portfolio - Class I     secondary objective
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
-------------------------------------------------------------------------------
Legg Mason Partners     Maximize total return,         LEGG MASON PARTNERS FUND
 Variable Global High    consistent with preservation  ADVISOR, LLC
 Yield Bond Portfolio    of capital
 - Class I
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS Growth Series -     Capital appreciation
 Initial Class
-------------------------------------------------------
MFS High Income Series  Total return with an emphasis
 - Initial Class         on high current income, but
                         also considering capital
                         appreciation
-------------------------------------------------------
MFS Investors Growth    Capital appreciation
 Stock Series -                                        MFS(TM) INVESTMENT
 Initial Class                                         MANAGEMENT
-------------------------------------------------------
MFS Investors Trust     Capital appreciation
 Series - Initial
 Class
-------------------------------------------------------
MFS New Discovery       Capital appreciation
 Series - Initial
 Class
-------------------------------------------------------
MFS Research Series -   Capital appreciation
 Initial Class
-------------------------------------------------------
MFS Total Return        Total return
 Series - Initial
 Class
-------------------------------------------------------
MFS Value Series -      Capital appreciation
 Initial Class
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer MidCap      Capital appreciation by
 Fund/VA                 investing in ''growth type''
                         companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA      appreciation by investing a
                         substantial portion of
                         assets in securities of       OPPENHEIMERFUNDS, INC.
                         foreign issuers, growth-type
                         companies, cyclical
                         industries and special
                         situations that are
                         considered to have
                         appreciation possibilities.
-------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap
 Fund(R)/VA - Service
 Shares
-------------------------------------------------------





                                 20  PROSPECTUS

Sub-Accounts            Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT NACM Small  Capital appreciation.          ALLIANZ GLOBAL INVESTORS
 Cap Portfolio                                         FUND MANAGEMENT LLC
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent
 Administrative Shares   investment management.
-------------------------------------------------------
PIMCO VIT Money Market  Maximum current income,
 Portfolio -             consistent with preservation  PACIFIC INVESTMENT
 Administrative Shares   of capital and daily          MANAGEMENT COMPANY LLC
                         liquidity
-------------------------------------------------------
PIMCO VIT Real Return   Maximum real return,
 Portfolio -             consistent with preservation
 Administrative Shares   of real capital and prudent
                         investment management
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth. Current        PUTNAM INVESTMENT
 International Growth    income is a secondary         MANAGEMENT, LLC
 and Income Fund -       objective.
 Class IB
-------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
Rydex VT All-Cap        Long-term capital              RYDEX INVESTMENTS
 Opportunity Fund        appreciation.
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Blue      Long-term capital growth.
 Chip Growth Portfolio   Income is a secondary
 - I                     objective.
-------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income    T. ROWE PRICE
 Income Portfolio - I    as well as long-term growth   ASSOCIATES, INC.
                         of capital.
-------------------------------------------------------
T. Rowe Price Mid-Cap   Long-term capital
 Growth Portfolio - I    appreciation
 (5)
-------------------------------------------------------
T. Rowe Price New       Long-term growth of capital
 America Growth
 Portfolio - I
-------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price           Long-term growth of capital    T. ROWE PRICE
 International Stock                                   INTERNATIONAL, INC.
 Portfolio - I
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------
Van Eck Worldwide       Consistent absolute
 Multi-Manager           (positive) returns in
 Alternatives Fund       various market cycles
-------------------------------------------------------
Van Eck Worldwide       Long-term capital
 Emerging Markets Fund   appreciation by investing     VAN ECK ASSOCIATES
                         primarily in equity           CORPORATION
                         securities in emerging
                         markets around the world
-------------------------------------------------------
Van Eck Worldwide Hard  Long-term capital
 Assets Fund             appreciation by investing
                         primarily in "hard asset
                         securities" with income as a
                         secondary consideration
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Mid Cap  Capital growth
 Growth Portfolio,
 Class II
-------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT          High current return            MANAGEMENT
 Government Portfolio,   consistent with preservation
 Class I                 of capital
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------





                                 21  PROSPECTUS

Sub-Accounts            Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen's UIF        Long-term capital
 Capital Growth          appreciation by investing
 Portfolio, Class I      primarily in growth-oriented
                         equity securities of large
                         capitalization companies.
-------------------------------------------------------
Van Kampen's UIF U.S.   Above-average total return
 Mid Cap Value           over a market cycle of three
 Portfolio, Class I      to five years by investing    VAN KAMPEN (6)
                         in common stocks and other
                         equity securities.
-------------------------------------------------------
Van Kampen's UIF U.S.   Above average current income
 Real Estate             and long-term capital
 Portfolio, Class I      appreciation by investing
                         primarily in equity
                         securities of companies in
                         the U.S. real estate
                         industry, including real
                         estate investment trusts.
-------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------
Wells Fargo Advantage   Long-term capital
 VT Discovery Fund       appreciation.                 WELLS FARGO FUNDS
-------------------------------------------------------MANAGEMENT, LLC
Wells Fargo Advantage   Long-term capital
 VT Opportunity          appreciation.
 Fund(SM)
-------------------------------------------------------------------------------

(1) Previously A I M Advisors, Inc.

(2) Effective 4/24/09, the Premier VIT OpCap Balanced Portfolio was reorganized into the Fidelity VIP Money Market Portfolio - Initial Class. Accordingly, on 4/24/09 we combined the Premier VIT OpCap Balanced Sub-Account into the Fidelity VIP Money Market - Initial Class Sub-Account.

(3) Effective 4/30/09, the Janus Aspen Perkins Series Small Company Value Portfolio - Service Shares was reorganized into the Fidelity VIP Money Market Portfolio - Initial Class. Accordingly, on 4/30/09 we combined the Janus Aspen Perkins Series Small Company Value - Service Shares Sub-Account into the Fidelity VIP Money Market - Initial Class Sub-Account.

((4) The Ibbotson ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.

(5) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the T. Rowe Price Mid-Cap Growth Portfolio - I you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as Portfolio Rebalancing or Dollar Cost Averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program. In addition, if your current premium allocation instructions include the Portfolio, we will continue to allocate your premiums to the Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. The Advisor requested changes to the naming convention of the portfolios within The Universal Institutional Funds, Inc. Series from "Van Kampen UIF" followed by the portfolio name to "Van Kampen's UIF" followed by the portfolio name.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio.
 Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions.


                                 22  PROSPECTUS

 However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.


ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940 ("1940 Act").

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

.. to operate the Separate Account in any form permitted by law;

.. to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

.. to transfer assets from one Sub-Account to another, or to our general account;

.. to add, combine, or remove Sub-Accounts in the Separate Account;

.. to assess a charge for taxes attributable to the operations of the Separate
  Account or for other taxes, as described in "Charges and Deductions"; and

.. to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at a rate of at least an annual effective rate of 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.


SELECTBALANCE/SM/ ASSET ALLOCATION PROGRAM As a Policy Owner, you may elect to participate in the optional SelectBalance asset allocation program ("SelectBalance") for no additional charge to you. SelectBalance can be elected
at any time your Policy is inforce.   The Select Balance program provides Policy
Owners with an assessment questionnaire to help them determine their investment
time horizon and tolerance for risk.   The questions on the questionnaire have
been provided by ALPS, Inc. and Ibbotson Associates and included in the SelectBalance program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Ibbotson ETF Asset Allocation Series Portfolios, is


                                 23  PROSPECTUS
recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment. The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor's risk profile and investment time horizon.

Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

If you elect to participate in this program, you may select one of the currently available Ibbotson ETF Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Ibbotson Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Ibbotson ETF Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select an Ibbotson ETF Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Ibbotson ETF Allocation Series Sub-Account.
 Additional investment options available with the SelectBalance program at issue include the Fixed Account and the Fidelity VIP Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Ibbotson ETF Allocation Series carefully before participating in the SelectBalance program.

You may also allocate Policy Value among the Ibbotson ETF Allocation Series Portfolios and any other investment options offered on your Policy as desired. You can discontinue participation in the SelectBalance program at any time by submitting a Fund Change form. Each transfer you make to modify your SelectBalance program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the SelectBalance program to help you determine if the change is appropriate for your needs.

Although it is not advised, the Ibbotson ETF Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Ibbotson ETF Series Portfolios.

Lincoln Benefit, the principal underwriter of the Policy and ALFS, Inc., ("ALFS"), the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the SelectBalance program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.

The SelectBalance program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the SelectBalance program at any time. If the program is terminated, but the Ibbotson ETF Allocation Series Portfolios are still available, the policyholder's allocation will remain in the Ibbotson ETF Allocation Series Portfolios Subaccounts previously elected.


DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------


DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the last surviving Insured Person. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.
 Please see "Optional Insurance Benefits" beginning on page 26. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the last surviving Insured Person dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.


DEATH BENEFIT OPTIONS.  You may choose one of two Death Benefit Options:

  Option 1:  the Death Benefit is the greater of:  (a) the Face Amount of the
  ------ -
  Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.


                                 24  PROSPECTUS

  Option 2:  the Death Benefit is the greater of:  (a) the Face Amount plus the
  ------ -
  Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the younger Insured Person. The applicable corridor percentage decreases from 250% at age 40 or less to 101% at age 94 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $800,000 and the Policy Value increased to
 $868,000 and then decreased to $790,000, the changes in Policy Value would have the following effects on the Death Benefit:

                   EXAMPLES                         A             B

Face Amount                                     $2,000,000    $2,000,000
Death Benefit Option                                     1             1
Younger Insured Person's Age                            55            55
Policy Value on Date of Death                   $1,500,000    $1,250,000
Applicable Corridor Percentage                         150%          150%
Death Benefit                                   $2,250,000    $2,000,000



In Example A, the Death Benefit equals $2,250,000, i.e., the greater of
 $2,000,000 (the Face Amount) and $2,250,000 (the Policy Value at the Date of Death of $1,500,000, multiplied by the corridor percentage of 150%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $2,000,000, i.e., the greater of $2,000,000 (the Face Amount) or $1,875,000 (the Policy Value of $1,250,000 multiplied by the corridor percentage of 150%).


CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.


CHANGE TO FACE AMOUNT. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $250,000. A decrease in the Face Amount affects the Safety Net and Age 100 No Lapse Premium.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that each Insured Person is insurable. We do not permit any increase in Face Amount after the younger Insured Person's 85th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months. We may place other limits on the amount of increases.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net


                                 25  PROSPECTUS
amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 32 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 34.


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a rider may also increase the Safety Net Premium amount for your Policy. The riders we currently offer are described below. The "Split" Coverage Option Rider can be added to the Policy at any time. The Full Surrender Charge Adjustment Rider is available only at policy issue. The Last Survivor Four Year Term Insurance Rider and Individual Term Rider are not currently available. In our discretion, we may offer additional riders or stop offering a rider.

.. Individual Insured Term Rider.

This rider provides additional term life insurance coverage on one of the Insured Persons. A separate rider may be purchased for each Insured Person.
 This coverage will not, however, extend beyond the first Policy Anniversary after the Insured Person covered by the rider reaches age 99. Until the Insured Person covered by the rider reaches age 75, you may exchange the rider for a new policy. We will not require evidence of insurability to exchange the rider.

.. Last Survivor Four Year Term Insurance.

This rider pays a specified death benefit on the death of the surviving Insured Person if both the Insured Persons die within the first four Policy years. Thereafter, this rider ends.

.. "Split" Coverage Option.

If the Insured Persons divorce or certain federal estate tax law changes occur, this rider permits the coverage to be "split" into two individual life insurance policies on the Insured Persons. Currently, only fixed benefit (non-variable) life insurance policies are available for such "splits." Splitting a Policy's coverage could have negative tax consequences, including, but not limited to, the recognition of taxable income in the amount of any gain in the Policy at the time of the split.

.. Full Surrender Charge Adjustment Rider.

This rider waives the surrender charges upon full surrender of the Policy during the first five Policy Years. There is no waiver of surrender charges on partial withdrawals. In addition, full surrender charges apply in determining the maximum amount available for Policy Loan or withdrawal. The rider can only be added to the Policy at issue. There is no additional cost for the rider. The rider is only available for use with the Policy in business-related situations.
 You may add the rider if it is available in your state. The rider cannot be deleted once it is added to a Policy. From time to time, we may modify the criteria for qualification for the rider.



POLICY LOANS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. As of May 1, 2009, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.


LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and


                                 26  PROSPECTUS
the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans. The initial surrender charge period expires when the surrender charge amount becomes zero as shown on the Policy Data pages of your policy.


LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while an Insured Person is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences. Please consult a tax adviser for details.


PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:

Transferred Policy Value                $190,000
Transferred Policy Loan                 $ 40,000
Surrender Value                         $150,000
20% of Policy Value                     $ 38,000
Preferred Loan                          $ 38,000
Standard Loan                           $  2,000


Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.


EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.


SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------


SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value -

                                 27  PROSPECTUS

Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.


PARTIAL WITHDRAWAL.  General.  While the Policy is in force after the first
                     --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $250,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount.  If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value.
 We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $250,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Tax Consequences.  The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the front cover of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

  Option A - Interest.  We hold the proceeds, credit interest to them and pay
  --------------------
  out the funds when the person entitled to them requests.

  Option B - Fixed Payments.  We pay a selected monthly income until the
  --------------------------
  proceeds, and any interest credits, are exhausted.

  Option C - Life Income Guaranteed Period Certain.  We pay the proceeds in a
  -------------------------------------------------
  monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

  Option D - Joint and Survivor.  We pay the proceeds in a monthly income to two
  ------------------------------
  payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

  Option E - Period Certain.  We pay the proceeds in monthly installments for a
  --------------------------
  specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.


                                 28  PROSPECTUS

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the last surviving Insured Person. If at the time of the last surviving Insured Person's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


MATURITY
--------------------------------------------------------------------------------

In most states, the Policies have no Maturity Date. Your Policy will continue after the younger Insured Person reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions. In those states, following the younger Insured Person's 100th birthday, we will waive any cost of insurance charge or policy fee. In addition, if the Death Benefit Option you select is Option 2, we automatically change it to Option 1 at age 100. The Death Benefit Option must remain as Option 1 after age 100.

Policies issued in some states, however, are required to mature on the Maturity Date. In those states, if your Policy is in force on the Maturity Date, we pay you the Net Surrender Value in a lump sum or you may apply the Net Surrender Value to a Settlement Option.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


LAPSE AND GRACE PERIOD. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Deduction Day and neither the Safety Net Premium guarantee nor the Age 100 No Lapse Premium guarantee is in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 24. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to
(1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.


CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------


FREE-LOOK PERIOD.  You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.


CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life


                                 29  PROSPECTUS
insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


PREMIUM TAX CHARGE AND PREMIUM EXPENSE CHARGE. Before we allocate a Premium to the Policy Value, we subtract the Premium Tax Charge and the Premium Expense Charge.

The Premium Expense Charge applies to the first $50,000 of cumulative Premium and equals 3.5% of all Premiums for the first ten policy years, and 1.5% thereafter. Of this charge, 2% of the 3.5% charge in the first ten policy years is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; and (b) certain Federal taxes and other expenses related to the receipt of Premiums.

The Premium Tax Charge equals 2.5% of all Premiums. We do not vary the Premium Tax Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. We may impose the Premium Tax Charge in states that do not impose a premium tax. State premium tax rates vary from 0% to 4%. The current North Carolina premium tax rate is 1.9% of the gross premium collected.


MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:

1) the Policy Fee;

2) the administrative expense charge;

3) the mortality and expense risk charge;

4) the cost of insurance charge for your Policy; and

5) the cost of additional benefits provided by a rider, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.


POLICY FEE. The monthly policy fee is $7.50 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For policies issued in those states that do not have a maturity date, the Policy Fee is waived after the younger Insured Person's age 100.


ADMINISTRATIVE EXPENSE CHARGE. The monthly charge is $0.12 for each $1,000 of your Policy's Initial Face Amount and each $1,000 of face amount increase you request. We stop deducting this charge after the seventh Policy Year, even if you have made Face Amount increases during that period. This charge compensates us primarily for administrative expenses, underwriting and other insurance costs.


MORTALITY AND EXPENSE RISK CHARGE. For the first fourteen Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.72% of the net Policy Value allocated to the Sub-Accounts. Thereafter, we intend to charge an annual rate of 0.36%, and we guarantee that we will not charge more than 0.48%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of the surviving Insured Person, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy.


COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month.
 The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on each Insured Person's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year.
 The rates are determined by us, but they will never be more than the guaranteed rates shown in the


                                 30  PROSPECTUS
table on Page 9 of your Policy. Please see the following example.

      Example (55 Year Old Preferred Nonsmoking Male,
         55 Year Old Preferred Nonsmoking Female):

Face Amount                                       $2,000,000
Death Benefit Option                                       1
Policy Value on the Prior Monthly Deduction Day   $1,250,000
Younger Insured Person's Attained Age                     55
Corridor Percentage                                      150%
Death Benefit                                     $2,000,000


On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $2,000,000, because the Face Amount ( $2,000,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($1,250,000 X
 150% = $1,875,000). Since the Policy Value on that date is $1,250,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $743,474 (( $2,000,000/ 1.0032737) - $1,250,000).

Assume that the Policy Value in the above example was $1,500,000. The Death Benefit would then be $2,250,000 (150% X $1,500,000), since this is greater than the Face Amount ( $2,000,000). The cost of insurance rates in this case would be applied to the net amount at risk of $742,658 (($2,250,000/1.0032737)
-  $1,500,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction.
 Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 13. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the each Insured Person's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of each Insured Person, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on each Insured Person's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first fourteen Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

In those states that do not have a Maturity Date, beginning on the Policy Anniversary following the younger Insured Person's 100th birthday, we waive all cost of insurance charges and monthly policy fees.


RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 10 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 26.


SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.


PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and


                                 31  PROSPECTUS
therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.


SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The initial surrender charge depends on the Face Amount of your Policy and the Insured Persons' ages at issue, sex and statuses as a smoker or non-smoker. For example, if the Insured Persons are age 55 when your Policy is issued, and the Face Amount is $2,000,000, the applicable initial surrender charges are as follows:

Male Non-Smoker,
Female Non-Smoker            $27,486
Male Smoker, Female
Smoker                       $48,224
Unisex Nonsmokers            $30,708
Unisex Smokers               $54,564


The rates for each category are greater or lesser according to the age of the Insured Persons when your Policy is issued. Assuming the Policy has $2,000,000 Face Amount at issue, and the Insured Persons at issue are both age 85, the maximum rates are as follows:

Male Non-Smoker, Female
Non-Smoker                         $79,851
Male Smoker, Female Smoker         $82,280
Unisex Nonsmokers                  $82,280
Unisex Smokers                     $82,280


The maximum initial surrender charge will never be greater than $48.40 per thousand of Face Amount coverage.

If you surrender your Policy after fourteen Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the younger Insured Person's age when your Policy was issued, and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the younger Insured Person were 55 years old when your Policy was issued:

                                        YOUNGER INSURED
         POLICY YEAR                    PERSON AGE 55
         -----------                   ---------------
              1                              100%
              2                              100%
              3                              100%
              4                              100%
              5                              100%
              6                              100%
              7                              100%
              8                               80%
              9                               60%
              10                              50%
              11                              40%
              12                              30%
              13                              20%
              14                              10%
              15                               0%


Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $10,098 ($20,196 X 50%). A different surrender charge percentage rate might apply if the younger Insured Person is older than 55when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount.  If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured Persons' ages and smoking statuses at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a fourteen Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured Persons' ages at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent.
 In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.


                                 32  PROSPECTUS

The Premium Expense Charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the Premium Expense Charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

We do not subtract any portion of the then applicable surrender charge from a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.


TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.


ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.


DIVIDENDS.  We do not pay any dividend under the Policies.


ABOUT US
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469. Please see also "General Information and History" in the SAI.


THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the


                                 33  PROSPECTUS
investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

FEDERAL TAXES
--------------------------------------------------------------------------------


INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance Policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.


TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the last surviving Insured Person's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 35.

If you are Owner and the last surviving Insured Person under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the last surviving Insured Person is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the last surviving Insured Person's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,


                                 34  PROSPECTUS

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are Owner and the last surviving Insured Person under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

In states where required, at the Maturity Date we pay the Net Surrender Value to you. Generally, the excess of the Net Surrender Value over your investment in the Policy will be includible in your taxable income at that time.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.


EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI"). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

.. the insured was an employee within 12 months of death;

.. proceeds are paid to the insured's beneficiary;

.. proceeds are used to buy back any equity interest owned by the insured at the time of death; or

.. the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

.. more than 5% owners;

.. directors; and

.. anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

.. more than 10% owners;

.. one of the five highest paid officers; or

.. among the highest paid 35% of all employees.

The new COLI provision also includes notice and consent requirements, and reporting requirements.


MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your contract is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.


                                 35  PROSPECTUS

If a Policy is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the last surviving Insured Person's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

.. any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract.
 Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in private and public rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


DISTRIBUTION
--------------------------------------------------------------------------------

ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ALFS does not sell Policies directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in


                                 36  PROSPECTUS
order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay  commissions  to  broker-dealers  and banks that sell the  Policies.
Commissions paid vary, but we may pay up to a maximum sales commission of approximately 90% of all Premiums plus 2.75% of any additional Premiums in the first ten years. In addition, we may pay a trail commission of 0.25% of Policy Value on Policies that have been in force for at least five years. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Policy Value annually. These payments are intended to contribute to the promotion and marketing of the Policies, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Policies on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Policies; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ALFS paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ALFS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Susan L. Lees, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Sub-accounts comprising the Separate Account as of December 31, 2008, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public


                                 37  PROSPECTUS

Accounting Firm appear in the Statement of Additional Information.


GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured Person's age at his or her last birthday.

AGE 100 NO LAPSE PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period and continues until the Policy Anniversary following the younger Insured Person's 100th birthday if your total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, are at least as great as the monthly Age 100 No Lapse Premium amount times the number of months since the Issue Date.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured Person who dies last, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED PERSONS - The persons whose lives are insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - In states where the Policy has a Maturity Date, it is the Policy Anniversary following the younger Insured Person's 100th birthday. In most states, the Policy does not have a Maturity Date.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, administrative expense charge, mortality and expense risk charge, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Tax Charge and the Premium Expense Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium or the Age 100 No Lapse Premium feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be one of the Insureds. If the application does not provide otherwise, the younger Insured Person will be the Policy Owner. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.


                                 38  PROSPECTUS

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SAFETY NET PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and Policy Debt, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE- The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.


                                 39  PROSPECTUS

WHERE YOU CAN FIND MORE INFORMATION
--------------------------------------------------------------------------------

You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2009. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the Statement of Additional Information upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Additional Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-0102.

                          LINCOLN BENEFIT LIFE COMPANY

             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                           1940 ACT FILE NO. 811-9154

                          1933 ACT FILE NO. 333-76799


                                 40  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                  CONSULTANT SL FLEXIBLE PREMIUM LAST SURVIVOR
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                       AND RELATED PROSPECTUS: May 1, 2009


                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


      This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the
                   Prospectus without charge by calling us at
                 1-800-865-5237 or writing to us at the address
                               immediately below.
                         The defined terms used in this
                             Statement of Additional
                           Information are as defined
                               in the Prospectus.


                          Lincoln Benefit Life Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................
     Description of Lincoln Benefit Life Company..............................
     State Regulation of Lincoln Benefit......................................
     Lincoln Benefit Life Variable Life Account...............................
EXPERTS.......................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY................
     Replacement of Modified Endowment Contracts..............................
     Computation of Policy Value..............................................
     Transfers Authorized by Telephone........................................
GENERAL POLICY PROVISIONS.....................................................
     Statements to Policy Owners..............................................
     Limit on Right to Contest................................................
     Suicide..................................................................
     Misstatements as to Age and Sex..........................................
ADDITIONAL INFORMATION ABOUT CHARGES..........................................
DISTRIBUTOR...................................................................
DISTRIBUTION OF THE POLICY....................................................
FINANCIAL STATEMENTS..........................................................





                         GENERAL INFORMATION AND HISTORY

     Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

     Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

     Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

     Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

     State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

     Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

     The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

     Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

     Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

     (1)  The total value of your Accumulation Units in the Subaccount; plus

     (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

     (3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

     (4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

     (6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

     On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

     (1)  Any Net Premium allocated to it, plus

     (2)  Any Policy Value transferred to it from the Subaccounts; plus

     (3)  Interest credited to it; minus

     (4)  Any Policy Value transferred out of it; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

     (6)  The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Transfers Authorized by Telephone.  You may make transfers by telephone. To
give  a  third  party  authorization,   you  must  first  send  us  a  completed
authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and we are open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured Persons are alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured Persons are alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured Persons are alive.

Suicide. If either Insured Person commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount either Insured Person commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatements as to Age and Sex. If the age or sex of either Insured Person is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.


                                   DISTRIBUTOR

     ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of FINRA.

     Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

                               1999     2000     2001    2002     2003     2004     2005     2006    2007    2008
                              ======== ======== ======= ======== ======== ======== ======== ======= ======== ========
                              ======== ======== ======= ======== ======== ======== ======== ======= ======== ========
Commission paid to ALFS          0        0       0        0        0        0        0       0        0        0
that were paid to other
broker-dealers and
registered representatives
Commission kept by ALFS          0        0       0        0        0        0        0       0        0        0
Other fees paid to ALFS for
distribution services            0        0       0        0        0        0        0       0        0        0




                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 90% of all Premiums up to a certain amount plus 2.75% of any additional Premiums in the first ten years. Registered representatives also may be eligible for a trail commission of 0.25% of Policy Value on Policies that have been in force for at least five years. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Distribution

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Policies. To contribute to the promotion and marketing of the Policies, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services including: (1) placing the Policies on a list of preferred or recommended products in the firm's distribution system; (2) sales promotions; (3) participation in sales conferences and (4) defraying the costs of sales conferences and educational seminars for firm registered representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms.

The general types of payments that we make are:

o Percentage Payments based upon Policy Value. This type of payment is a percentage payment that is based upon the total Policy Value of all Policies that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Policies sold through the firm.

o Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Polcies sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. Some payments may support the sale of all Lincoln Benefit products offered through the firm, which could include annuity products and fixed life insurance policies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Policy.



NAME OF FIRM:
-------------------------------------------------------
Valmark Securities, Inc.
130 Springside Drive Ste 300
Akron, OH 44333

Amount Paid equals $12,000 for sponsorship of and
participation in educational sessions conducted
by the firm for its registered representatives
and support staff.
-------------------------------------------------------



                              FINANCIAL STATEMENTS

     The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2008, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2008 and 2007, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 17, 2009

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                      YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                  -----------------------------
                                                   2008       2007       2006
                                                  -------    -------    -------
REVENUES
Net investment income                             $13,940    $14,257    $13,948
Realized capital gains and losses                   5,952       (417)    (1,255)
                                                  -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE   19,892     13,840     12,693
Income tax expense                                  6,918      4,835      4,433
                                                  -------    -------    -------
NET INCOME                                         12,974      9,005      8,260
                                                  -------    -------    -------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses  (4,351)     4,307       (885)
                                                  -------    -------    -------

COMPREHENSIVE INCOME                              $ 8,623    $13,312    $ 7,375
                                                  =======    =======    =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                       DECEMBER 31,
                                                                                      ----------------------------
                                                                                         2008             2007
                                                                                      -----------      -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $229,667 and $266,792)      $   229,328      $   273,144
   Short-term, at fair value (amortized cost $80,705 and $28,057)                          80,703           28,057
                                                                                      -----------      -----------
      Total investments                                                                   310,031          301,201
Cash                                                                                        3,145           18,612
Reinsurance recoverable from Allstate Life Insurance Company                           18,791,710       18,777,851
Reinsurance recoverable from non-affiliates                                             1,613,685        1,422,931
Other assets                                                                              113,637          112,285
Separate accounts                                                                       1,823,163        3,067,127
                                                                                      -----------      -----------
        TOTAL ASSETS                                                                  $22,655,371      $23,700,007
                                                                                      ===========      ===========

LIABILITIES
Contractholder funds                                                                  $17,787,376      $17,820,885
Reserve for life-contingent contract benefits                                           2,581,186        2,348,116
Unearned premiums                                                                          24,169           25,819
Deferred income taxes                                                                          --            2,479
Payable to affiliates, net                                                                 36,029           21,912
Current income taxes payable                                                                7,017            4,815
Other liabilities and accrued expenses                                                     97,870          118,916
Separate accounts                                                                       1,823,163        3,067,127
                                                                                      -----------      -----------
        TOTAL LIABILITIES                                                              22,356,810       23,410,069
                                                                                      -----------      -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                   2,500            2,500
Additional capital paid-in                                                                180,000          180,000
Retained income                                                                           116,283          103,309
Accumulated other comprehensive (loss) income:
   Unrealized net capital gains and losses                                                   (222)           4,129
                                                                                      -----------      -----------
        Total accumulated other comprehensive (loss) income                                  (222)           4,129
                                                                                      -----------      -----------
        TOTAL SHAREHOLDER'S EQUITY                                                        298,561          289,938
                                                                                      -----------      -----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $22,655,371      $23,700,007
                                                                                      ===========      ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                              YEAR ENDED DECEMBER 31,
                                                       ------------------------------------
($ IN THOUSANDS)                                         2008          2007          2006
                                                       --------      --------      --------
COMMON STOCK                                           $  2,500      $  2,500      $  2,500
                                                       --------      --------      --------
ADDITIONAL CAPITAL PAID-IN                              180,000       180,000       180,000
                                                       --------      --------      --------

RETAINED INCOME
Balance, beginning of year                              103,309        94,304        86,044
Net income                                               12,974         9,005         8,260
                                                       --------      --------      --------
Balance, end of year                                    116,283       103,309        94,304
                                                       --------      --------      --------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                4,129          (178)          707
Change in unrealized net capital gains and losses        (4,351)        4,307          (885)
                                                       --------      --------      --------
Balance, end of year                                       (222)        4,129          (178)
                                                       --------      --------      --------
TOTAL SHAREHOLDER'S EQUITY                             $298,561      $289,938      $276,626
                                                       ========      ========      ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                    YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            --------------------------------------
                                                                              2008           2007           2006
                                                                            --------       --------       --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                  $ 12,974       $  9,005       $  8,260
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
          Amortization and other non-cash items                                  143             25            424
          Realized capital gains and losses                                   (5,952)           417          1,255
          Changes in:
             Reserve for life-contingent contract benefits and
              contractholder funds, net of reinsurance recoverables           (5,052)       (18,124)         2,878
             Income taxes                                                      2,065            428           (337)
             Receivable/payable to affiliates, net                            14,117         46,902        (14,596)
             Other operating assets and liabilities                          (24,195)       (24,698)        25,112
                                                                            --------       --------       --------
                Net cash (used in) provided by operating activities           (5,900)        13,955         22,996
                                                                            --------       --------       --------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                               101,584          5,176         20,104
Collections on fixed income securities                                         7,693         13,732         15,244
Purchases of fixed income securities                                         (64,497)       (17,982)       (38,901)
Change in short-term investments                                             (54,347)       (19,621)        (4,440)
                                                                            --------       --------       --------
                Net cash used in investing activities                         (9,567)       (18,695)        (7,993)
                                                                            --------       --------       --------

NET (DECREASE) INCREASE IN CASH                                              (15,467)        (4,740)        15,003
CASH AT BEGINNING OF YEAR                                                     18,612         23,352          8,349
                                                                            --------       --------       --------
CASH AT END OF YEAR                                                         $  3,145       $ 18,612       $ 23,352
                                                                            ========       ========       ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers. The principal products are fixed annuities, and interest-sensitive, traditional and variable life insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2008, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial services firms, such as banks and broker-dealers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads and, to a limited extent, equity prices. The Company's primary market risk exposure is to changes in interest rates, although we also have certain exposures to changes in equity prices in our equity-indexed annuities and separate accounts liabilities. This risk is transferred to ALIC in accordance with our reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from our investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields, as well as changes in interest rates resulting from widening credit spreads and credit exposure.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value.

     Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates, and the effective yield is recalculated on the retrospective basis. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities and short-term investments when the decline in fair value is deemed other than temporary including when the Company cannot assert a positive intent to hold an impaired security until recovery (see Note 4). Fixed income securities subject to change in intent write-downs continue to earn investment income (other than discussed above), and any discount or premium is recognized using the effective yield method over the expected life of the security.

FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have a material effect on the Company's determination of fair value.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. SFAS No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

     Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs reflect the Company's estimates of the assumptions market participants would use in valuing financial assets and financial liabilities and are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Financial assets and financial liabilities recorded on the Statements of Financial Position at fair value as of December 31, 2008 are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Financial assets and financial liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Financial assets and financial liabilities whose values are based on the following:

         a) Quoted prices for similar assets or liabilities in active markets;
         b) Quoted prices for identical or similar assets or liabilities in non-active markets; or
         c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

   - FIXED INCOME SECURITIES: U.S. Treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.
   - SHORT-TERM: Comprise primarily actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.
   - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

   - FIXED INCOME SECURITIES:

     CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities which have market-observable external ratings from independent third party rating agencies.

     MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     MORTGAGE-BACKED SECURITIES ("MBS"); ASSET-BACKED SECURITIES ("ABS")-CREDIT
     CARD: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - SHORT-TERM: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

LEVEL 3 MEASUREMENTS

   - FIXED INCOME SECURITIES:

     CORPORATE: These securities are categorized as Level 3 as a result of the significance of non-market observable inputs. The securities are valued based on internal ratings, which are not observable in the market.

     ABS: Principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Certain ABS are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all ABS are categorized as Level 3.

     CONTRACTHOLDER FUNDS: Derivatives embedded in annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

FAIR VALUE MEASUREMENT PRIOR TO ADOPTION OF SFAS NO. 157

     Prior to the adoption of SFAS No. 157 on January 1, 2008, the fair value of fixed income securities was based upon observable market quotations, other market observable data or was derived from such quotations and market observable data. The fair value of privately placed fixed income securities was generally based on widely accepted pricing valuation models, which were developed internally. The valuation models used security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine the overall spread for the specific security.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. We continuously monitor the creditworthiness of reinsurers in order to determine our risk of recoverability on an individual and aggregate basis and a provision for uncollectible reinsurance is recorded if needed. No amounts have been deemed unrecoverable in the three years ended December 31, 2008. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments and differences in tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 9).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see
Note 6). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life and fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified date and are ceded to ALIC.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARDS

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. Consistent with the provisions of FSP FAS 157-2, the Company decided to defer the adoption of SFAS No. 157 for non-financial assets and liabilities measured at fair value on a non-recurring basis until January 1, 2009. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Company adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have a material effect on the Company's results of operations or financial position (see Note 5).

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
   LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
   159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities, on an ongoing basis, an option to report selected financial assets, including investment securities, and financial liabilities, including most insurance contracts, at fair value through earnings. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 was effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008 and did not elect to apply the option prospectively to any financial assets or liabilities acquired during 2008. Consequently, the adoption of SFAS No. 159 had no impact on the Company's results of operations or financial position.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
   INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (COLLECTIVELY "FIN 48")

     The FASB issued the interpretation in July 2006 and the related staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 9).

SEC STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR
   MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1/124-1, THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1/124-1")

     FSP FAS 115-1/124-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1/124-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1/124-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
   OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARD

SFAS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -
   AN AMENDMENT OF FASB STATEMENT NO. 133 ("SFAS NO. 161")

     In March 2008, the FASB issued SFAS No. 161, which amends and expands the disclosure requirements for derivatives currently accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-related contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements.SFAS No. 161 is effective for fiscal periods beginning after November 15, 2008, and is to be applied on a prospective basis only. SFAS No. 161 affects disclosures and therefore implementation will not impact the Company's results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $227.0 million, $202.2 million and $192.3 million in 2008, 2007 and 2006, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $5.1 million, $3.4 million and $1.1 million for the years ended December 31, 2008, 2007 and 2006, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $18.4 million, $25.5 million and $42.7 million of commission and other distribution expenses for the years ending December 31, 2008, 2007 and 2006, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

     The Company has a wholesaling and marketing support agreement with ALFS, Inc. ("ALFS"), an affiliated broker-dealer company, whereby ALFS underwrites and promotes the offer, sale and servicing of variable annuities issued by the Company and sold by AFS. In return for these services, the Company incurred commission expense of $187 thousand, $334 thousand and $1.5 million for 2008, 2007 and 2006, respectively. This expense was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:

                                                  YEAR ENDED DECEMBER 31,
                                           ------------------------------------
($ IN THOUSANDS)                              2008         2007         2006
                                           ----------   ----------   ----------
Premiums and contract charges              $  691,267   $  623,102   $  546,554
Interest credited to contractholder
   funds, contract benefits and expenses    1,468,505    1,421,831    1,487,799

     Reinsurance recoverables due from ALIC totaled $18.79 billion and $18.78 billion as of December 31, 2008 and 2007, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 9).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2008 and 2007. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                    GROSS UNREALIZED
($ IN THOUSANDS)                        AMORTIZED   ----------------     FAIR
                                           COST      GAINS    LOSSES    VALUE
                                        ---------   -------  -------   --------
AT DECEMBER 31, 2008
U.S.government and agencies              $ 75,374   $3,700   $  (258)  $ 78,816
Corporate                                  77,192      603    (2,092)    75,703
Municipal                                     502       --        (3)       499
Mortgage-backed securities                 46,720    1,680       (49)    48,351
Commercial mortgage-backed securities      22,896       --    (3,936)    18,960
Asset-backed securities                     6,983       20        (4)     6,999
                                         --------   ------   -------   --------
  Total fixed income securities          $229,667   $6,003   $(6,342)  $229,328
                                         ========   ======   =======   ========

AT DECEMBER 31, 2007
U.S. government and agencies             $110,214   $5,642   $   (36)  $115,820
Corporate                                  84,798      917      (903)    84,812
Municipal                                     501       30        --        531
Mortgage-backed securities                 28,114       94      (303)    27,905
Commercial mortgage-backed securities      32,131      579      (109)    32,601
Asset-backed securities                    11,034      453       (12)    11,475
                                         --------   ------   -------   --------
  Total fixed income securities          $266,792   $7,715   $(1,363)  $273,144
                                         ========   ======   =======   ========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2008:

                                         AMORTIZED     FAIR
($ IN THOUSANDS)                           COST        VALUE
                                         ---------   --------
Due in one year or less                   $ 25,080   $ 25,421
Due after one year through five years       88,898     88,627
Due after five years through ten years      34,519     35,392
Due after ten years                         27,467     24,538
                                          --------   --------
                                           175,964    173,978
Mortgage and asset-backed securities        53,703     55,350
                                          --------   --------
   Total                                  $229,667   $229,328
                                          ========   ========

    Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2008       2007       2006
                                        -------    -------    -------
Fixed income securities                 $13,302    $13,533    $13,495
Short-term and other investments            992      1,117        762
                                        -------    -------    -------
   Investment income, before expense     14,294     14,650     14,257
   Investment expense                      (354)      (393)      (309)
                                        -------    -------    -------
   Net investment income                $13,940    $14,257    $13,948
                                        =======    =======    =======

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REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses for the years ended December 31 are as follows:

($ IN THOUSANDS)                                 2008       2007      2006
                                               -------     ------   -------
Realized capital gains and losses, pre-tax     $ 5,952     $(417)   $(1,255)
Income tax (expense) benefit                    (2,083)      146        438
                                               -------     -----    -------
Realized capital gains and losses, after-tax   $ 3,869     $(271)   $  (817)
                                               =======     =====    =======

     Gross gains of $8.2 million were realized on sales of fixed income securities during 2008. Gross losses of $42 thousand, $32 thousand and $1.3 million were realized on sales of fixed income securities during 2008, 2007 and 2006, respectively. There were no gross gains realized on sales of fixed income securities in 2007 or 2006.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                            GROSS UNREALIZED
                                                                  FAIR      ----------------    UNREALIZED NET
($ IN THOUSANDS)                                                  VALUE     GAINS     LOSSES    GAINS (LOSSES)
                                                                 --------   ------   -------    --------------
AT DECEMBER 31, 2008
Fixed income securities                                          $229,328   $6,003   $(6,342)       $(339)
Short-term investments                                             80,703       --        (2)          (2)
                                                                                                    -----
  Unrealized net capital gains and losses, pre-tax                                                   (341)
  Deferred income taxes                                                                               119
                                                                                                    -----
  Unrealized net capital gains and losses, after-tax                                                $(222)
                                                                                                    =====

                                                                            GROSS UNREALIZED
                                                                  FAIR      ----------------    UNREALIZED NET
($ IN THOUSANDS)                                                  VALUE     GAINS     LOSSES    GAINS (LOSSES)
                                                                 --------   ------   -------    --------------
AT DECEMBER 31, 2007
Fixed income securities                                          $273,144   $7,715   $(1,363)       $ 6,352
                                                                                                    -------
   Unrealized net capital gains and losses, pre-tax                                                   6,352
   Deferred income taxes                                                                             (2,223)
                                                                                                    -------
   Unrealized net capital gains and losses, after-tax                                               $ 4,129
                                                                                                    =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                           2008      2007     2006
                                                          -------   ------   -------
 Fixed income securities                                  $(6,691)  $6,625   $(1,361)
 Short-term investments                                        (2)      --        --
                                                          -------   ------   -------
    Unrealized net capital gains and losses, pre-tax       (6,693)   6,625    (1,361)
    Deferred income taxes                                   2,342   (2,318)      476
                                                          -------   ------   -------
    Unrealized net capital gains and losses, after-tax    $(4,351)  $4,307   $  (885)
                                                          =======   ======   =======

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN THOUSANDS)            LESS THAN 12 MONTHS                12 MONTHS OR MORE
                       --------------------------------   --------------------------------     TOTAL
                        NUMBER       FAIR    UNREALIZED    NUMBER      FAIR     UNREALIZED   UNREALIZED
                       OF ISSUES    VALUE      LOSSES     OF ISSUES    VALUE      LOSSES       LOSSES
                       ---------   -------   ----------   ---------   -------   ----------   ----------
AT DECEMBER 31, 2008
U.S. government and
  agencies                 1       $30,731     $  (258)       --      $    --     $    --      $  (258)
Corporate                 24        47,272      (1,691)        4        4,982        (401)      (2,092)
Municipal                  1           499          (3)       --           --          --           (3)
MBS                        1         1,119         (49)       --           --          --          (49)
CMBS                       9        18,337      (2,555)        1          623      (1,381)      (3,936)
ABS                        1           997          (4)       --           --          --           (4)
                         ---       -------     -------        --      -------     -------      -------
  Total                   37       $98,955     $(4,560)        5      $ 5,605     $(1,782)     $(6,342)
                         ===       =======     =======        ==      =======     =======      =======

AT DECEMBER 31, 2007

U.S. government and
  agencies                 1       $ 4,095     $    (7)        1      $ 2,984     $   (29)     $   (36)
Corporate                  3         6,065         (76)       16       33,087        (827)        (903)
MBS                        1         5,595         (44)        8       15,983        (259)        (303)
CMBS                       1         1,946         (59)        6       13,054         (50)        (109)
ABS                       --            --          --         1          991         (12)         (12)
                         ---       -------     -------        --      -------     -------      -------
  Total                    6       $17,701     $  (186)       32      $66,099     $(1,177)     $(1,363)
                         ===       =======     =======        ==      =======     =======      =======

     At December 31, 2008, all unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or a rating of aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

      Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2008, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

OTHER INVESTMENT INFORMATION

     At December 31, 2008, fixed income securities and short-term investments with a carrying value of $10.6 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                         QUOTED
                                        PRICES IN
                                         ACTIVE      SIGNIFICANT
                                       MARKETS FOR      OTHER       SIGNIFICANT
                                        IDENTICAL     OBSERVABLE    UNOBSERVABLE   BALANCE AS OF
                                         ASSETS        INPUTS          INPUTS       DECEMBER 31,
($ IN THOUSANDS)                        (LEVEL 1)     (LEVEL 2)       (LEVEL 3)          2008
                                       -----------   -----------   -------------   -------------
FINANCIAL ASSETS:
Fixed income securities                 $   48,085     $173,934       $  7,309       $  229,328
Short-term investments                      30,657       50,046             --           80,703
                                        ----------     --------       --------       ----------
     TOTAL RECURRING BASIS
       ASSETS                               78,742      223,980          7,309          310,031
                                        ----------     --------       --------       ----------
TOTAL INVESTMENTS                           78,742      223,980          7,309          310,031
                                        ----------     --------       --------       ----------

Separate account assets                  1,823,163           --             --        1,823,163
                                        ----------     --------       --------       ----------

TOTAL FINANCIAL ASSETS                  $1,901,905     $223,980       $  7,309       $2,133,194
                                        ----------     --------       --------       ----------
% of total financial assets                   89.2%        10.5%           0.3%           100.0%

FINANCIAL LIABILITIES:
Contractholder funds:
     Derivatives embedded in
       annuity contracts                $       --     $(33,466)      $(36,544)      $  (70,010)
                                        ----------     --------       --------       ----------
TOTAL FINANCIAL LIABILITIES             $       --     $(33,466)      $(36,544)      $  (70,010)
                                        ==========     ========       ========       ==========
% of total financial liabilities                --%        47.8%          52.2%           100.0%

     As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Level 1 and Level 2) and unobservable inputs (Level 3).

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 financial assets and financial liabilities held at fair value on a recurring basis at December 31, 2008.

                                                                                                                   TOTAL GAINS
                                              TOTAL REALIZED AND UNREALIZED                                         (LOSSES)
                                               GAINS (LOSSES) INCLUDED IN:                                         INCLUDED IN
                                            ----------------------------------                                    NET INCOME FOR
                                                                OCI ON           PURCHASES,                     INSTRUMENTS STILL
                              BALANCE AS OF                  STATEMENT OF    SALES, ISSUANCES  BALANCE AS OF         HELD AT
                                JANUARY 1,      NET            FINANCIAL     AND SETTLEMENTS,   DECEMBER 31,       DECEMBER 31,
($ IN THOUSANDS)                  2008       INCOME(1)         POSITION            NET             2008              2008(2)
                              -------------  ---------       ------------    ----------------  --------------   -----------------
FINANCIAL ASSETS
Fixed income securities         $11,984      $    180           $(434)          $(4,421)       $  7,309                  (3)
                                -------      --------           -----           -------        --------             -------
   TOTAL RECURRING LEVEL 3
     FINANCIAL ASSETS           $11,984      $    180           $(434)          $(4,421)       $  7,309                  (3)
                                =======      ========           =====           =======        ========             =======
FINANCIAL LIABILITIES
   Contractholder funds:
     Derivatives embedded in
      annuity contracts         $  (256)     $(36,498)          $  --           $   210        $(36,544)            (36,498)
                                -------      --------           -----           -------        --------             -------
TOTAL RECURRING LEVEL 3
     FINANCIAL LIABILITIES      $  (256)     $(36,498)          $  --           $   210        $(36,544)            (36,498)
                                =======      ========           =====           =======        ========             =======

----------
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $185 thousand in realized capital gains and losses, and $(5) thousand in net investment income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     Presented below are the fair value estimates of financial instruments including those reported at fair value and discussed above and those reported using other methods for which a description of the method to determine fair value appears below the following tables.

FINANCIAL ASSETS

($ IN THOUSANDS)                 DECEMBER 31, 2008         DECEMBER 31, 2007
                               ----------------------  ------------------------
                               CARRYING      FAIR       CARRYING        FAIR
                                 VALUE       VALUE        VALUE         VALUE
                               ----------  ----------  -----------  -----------
Fixed income securities (1)    $  229,328  $  229,328  $  273,144    $  273,144
Short-term investments (1)         80,703      80,703      28,057        28,057
Separate accounts (1)           1,823,163   1,823,163   3,067,127     3,067,127

----------
(1)  Carried at fair value in the Statements of Financial Position.

FINANCIAL LIABILITIES

     The carrying value and fair value of contractholder funds on investment contracts were $14.08 billion and $12.67 billion, respectively, as of December 31, 2008 and were $14.52 billion and $13.83 billion, respectively, as of December 31, 2007. As of December 31, 2008 and 2007, contractholder funds on investment contracts exclude contractholder funds related to interest-sensitive life insurance, variable annuities and variable life insurance totaling $3.71 billion and $3.30 billion, respectively.

     Beginning in 2008, the fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. In 2007, the fair value of investment contracts was based on the terms of the underlying contracts. Fixed annuities were valued at the account balance less surrender charges. Immediate annuities without life contingencies were valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value was estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximated the carrying value since the embedded equity options are carried at fair value.

DERIVATIVE FINANCIAL INSTRUMENTS

         Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. The fair value valuation techniques are described in Note 2. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

    The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments.

                                                                    CARRYING VALUE
($ IN THOUSANDS)                       NOTIONAL      FAIR      -----------------------
                                        AMOUNT       VALUE      ASSETS   (LIABILITIES)
                                      ----------    --------   --------  -------------
AT DECEMBER 31, 2008
--------------------
Equity-indexed life and annuity
     product contracts                $3,827,332    $(33,466)     $--      $(33,466)
Guaranteed accumulation benefits         218,234     (31,020)      --       (31,020)
Guaranteed withdrawal benefits            36,605      (5,524)      --        (5,524)

                                                                    CARRYING VALUE
($ IN THOUSANDS)                       NOTIONAL      FAIR      -----------------------
                                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2007
--------------------
Equity-indexed life and annuity
     product contracts                $3,611,546   $(102,858)     $--       $(102,858)
Guaranteed accumulation benefits         331,597        (306)      --            (306)
Guaranteed withdrawal benefits            61,994          50       --              50
Other embedded derivative
 financial instruments                     3,775          (5)      --              (5)

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2008 or 2007.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN THOUSANDS)                                                2008           2007
                                                             ----------    -----------
Traditional life                                             $1,169,049     $1,045,153
Immediate annuities                                             700,935        709,195
Other                                                           711,202        593,768
                                                             ----------     ----------
   Total reserve for life-contingent contract benefits       $2,581,186     $2,348,116
                                                             ==========     ==========

    The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                          MORTALITY                    INTEREST RATE                  ESTIMATION METHOD
-------------------------------  --------------------------------  ---------------------------   --------------------------------
Traditional life insurance       Actual company experience plus    Interest rate assumptions     Net level premium reserve
                                 loading                           range from 4.0% to 8.0%       method using the Company's
                                                                                                 withdrawal experience rates

Immediate annuities              1983 individual annuity           Interest rate assumptions     Present value of expected
                                 mortality table; Annuity 2000     range from 3.9% to 7.5%       future benefits based on
                                 mortality table with internal                                   historical experience
                                 modifications
Other:
   Variable annuity              100% of Annuity 2000              Interest rate assumptions     Projected benefit ratio
    guaranteed minimum death     mortality table                   range from 5.3% to 5.9%       applied to cumulative assessments
     benefits
                                                                                                 Unearned premium; additional
   Accident and health           Actual company experience plus                                  contract reserves for
                                 loading                                                         traditional life

     At December 31, contractholder funds consists of the following:

($ IN THOUSANDS)                           2008           2007
                                       -----------    -----------
Interest-sensitive life                $ 3,572,143    $ 3,217,074
Investment contracts:
     Fixed annuities                    13,681,421     14,089,197
     Immediate annuities                   421,969        457,683
     Other                                 111,843         56,931
                                       -----------    -----------
        Total contractholder funds     $17,787,376    $17,820,885
                                       ===========    ===========

     The following table highlights the key contract provisions relating to contractholder funds:

                 PRODUCT                          INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES
--------------------------------------   -----------------------------------   ------------------------------------
Interest-sensitive life insurance        Interest rates credited range         Either a percentage of account
                                         from 3.5% to 6.0%                     balance or dollar amount grading
                                                                               off generally over 20 years

Fixed and immediate annuities            Interest rates credited range from    Either a declining or a level
                                         0% to 16.0% for fixed annuities and   percentage charge generally over
                                         1.3% to 8.8% for immediate            nine years or less. Additionally,
                                         annuities                             approximately 25.1% of fixed
                                                                               annuities are subject to market
                                                                               value adjustment for discretionary
                                                                               withdrawals.

Other investment contracts:
   Variable guaranteed minimum income,   Interest rates used in establishing   Withdrawal and surrender charges
    accumulation and withdrawal          reserves range from 1.8% to 10.3%     are based on the terms of the
    benefits and secondary guarantees                                          related interest-sensitive life or
    on interest-sensitive life                                                 fixed annuity contract.
    insurance and fixed annuities

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN THOUSANDS)                            2008           2007
                                         -----------    -----------
Balance, beginning of year               $17,820,885    $18,195,622
Deposits                                   2,148,361      1,966,374
Interest credited                            528,493        762,956
Benefits                                    (552,047)      (572,506)
Surrenders and partial withdrawals        (1,855,296)    (2,236,168)
Net transfers from separate accounts          18,595          2,834
Contract charges                            (367,880)      (303,528)
Other adjustments                             46,265          5,301
                                         -----------    -----------
Balance, end of year                     $17,787,376    $17,820,885
                                         ===========    ===========

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                        DECEMBER 31,
                                                                                   ---------------------
($ IN MILLIONS)                                                                       2008       2007
                                                                                   ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                                                          $ 1,327.3   $ 2,220.4
   Net amount at risk (1)                                                          $   455.0   $    86.2
   Average attained age of contractholders                                          56 years    60 years

AT ANNUITIZATION
   Separate account value                                                          $   233.4   $   390.5
   Net amount at risk (2)                                                          $   139.8   $     1.0
   Weighted average waiting period until annuitization options available             4 years     3 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                          $    36.6   $    61.9
   Net amount at risk (3)                                                          $     5.0   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                          $   218.0   $   331.5
   Net amount at risk (4)                                                          $    52.9   $      --
   Weighted average waiting period until guarantee date                             10 years    13 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2008, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $48.4 million, $32.3 million, $31.0 million and $5.5 million, respectively. As of December 31, 2007, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $40.1 million, $27.5 million, $306 thousand and $(50) thousand, respectively.

7.  REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2008, 92.1% of the total reinsurance recoverables were related to ALIC and 7.9% were related to non-affiliated reinsurers. At December 31, 2008 and 2007, approximately 97% and 96%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by S&P.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                                         2008          2007         2006
                                                       ----------   ----------    ---------
PREMIUMS AND CONTRACT CHARGES
Direct                                                 $1,138,747   $1,038,671    $ 944,823
Assumed                                                     8,576        9,132       10,238
Ceded:
   Affiliate                                             (691,267)    (623,102)    (546,554)
   Non-affiliate                                         (456,056)    (424,701)    (408,507)
                                                       ----------   ----------    ---------
Premiums and contract charges, net of reinsurance      $       --   $       --    $      --
                                                       ==========   ==========    =========

    The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                                         2008          2007        2006
                                                      -----------  -----------  -----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND EXPENSES
Direct                                                $ 2,065,299  $ 1,964,326  $ 1,972,975
Assumed                                                     8,922       10,473        9,762
Ceded:
   Affiliate                                           (1,468,505)  (1,421,831)  (1,487,799)
   Non-affiliate                                         (605,716)    (552,968)    (494,938)
                                                      -----------  -----------  -----------
Interest credited to contractholder funds, contract
   benefits and expenses, net of reinsurance          $        --  $        --  $        --
                                                      ===========  ===========  ===========

8.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2008.

REGULATION

    The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies", when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

- These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in

     Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

- The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal from the partial summary judgment was granted. In June 2008, the Eighth Circuit Court of Appeals affirmed summary judgment in the EEOC's favor. In September 2008, the Court of Appeals granted AIC's petition for rehearing EN BANC and vacated its earlier decision affirming the trial court's grant of summary judgment in favor of the EEOC. The Court of Appeals then dismissed the appeal, determining that it lacked jurisdiction to consider the appeal at this stage in the litigation.

- AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. Plaintiffs allege that they were constructively discharged so that AIC could avoid paying ERISA and other benefits offered under the reorganization. They claim that the constructive discharge resulted from the implementation of agency standards, including mandatory office hours and a requirement to have licensed staff available during business hours. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC's motions for judgment on the pleadings were partially granted. In May 2008, the court granted summary judgment in AIC's favor on all class claims. Plaintiffs moved for reconsideration and in the alternative to decertify the class. AIC opposed this motion and filed a motion for summary judgment with respect to the remaining non-class claim. In August 2008, the court denied plaintiffs' motion to reconsider and to decertify the class. In February 2009, plaintiffs moved to dismiss the sole remaining claim with prejudice which the court promptly granted ending this litigation in the trial court.

- A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS
-------------

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

    The Internal Revenue Service is currently examining the Allstate Group's 2005 and 2006 federal income tax returns. The statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

    The Company had no liability for unrecognized tax benefits at December 31, 2008 or 2007 or January 1, 2007, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

($ IN THOUSANDS)                             2008     2007
                                             -----   -------
DEFERRED ASSETS
Unrealized net capital losses                $ 119   $    --
Other assets                                    20        --
                                             -----   -------
       Total deferred assets                   139        --
                                             -----   -------
DEFERRED LIABILITIES
Unrealized net capital gains                    --    (2,223)
Difference in tax bases of investments        (139)     (254)
Other liabilities                               --        (2)
                                             -----   -------
       Total deferred liabilities             (139)   (2,479)
                                             -----   -------
              Net deferred liabilities       $  --   $(2,479)
                                             =====   =======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

($ IN THOUSANDS)                   2008     2007     2006
                                  ------   ------   ------
Current                           $7,054   $4,810   $4,412
Deferred                            (136)      25       21
                                  ------   ------   ------
     Total income tax expense     $6,918   $4,835   $4,433
                                  ======   ======   ======

     The Company paid income taxes of $4.9 million, $4.4 million and $4.8 million in 2008, 2007 and 2006, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                    2008    2007    2006
                                    ----    ----    ----
Statutory federal income tax rate   35.0%   35.0%   35.0%
Other                               (0.2)   (0.1)   (0.1)
                                    ----    ----    ----
Effective income tax rate           34.8%   34.9%   34.9%
                                    ====    ====    ====

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.
Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income for 2008, 2007, and 2006 was $7.8 million, $9.1 million and $9.1 million, respectively. Statutory capital and surplus was $278.8 million and $282.9 million as of December 31, 2008 and 2007, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2009 without prior approval of the Nebraska Department of Insurance is $27.9 million. In the twelve-month period beginning January 1, 2008, the Company did not pay any dividends.

11.  OTHER COMPREHENSIVE (LOSS) INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                                     2008
                                                                      -----------------------------------
                                                                                                  After-
                                                                      Pre-tax         Tax          tax
                                                                      -------       -------       -------
   Unrealized net holding losses arising during the period            $(3,078)      $ 1,077       $(2,001)
   Less: reclassification adjustment of realized capital gains
     and losses                                                         3,615        (1,265)        2,350
                                                                      -------       -------       -------
   Unrealized net capital gains and losses                             (6,693)        2,342        (4,351)
                                                                      -------       -------       -------
   Other comprehensive loss                                           $(6,693)      $ 2,342       $(4,351)
                                                                      =======       =======       =======

                                                                                     2007
                                                                      -----------------------------------
                                                                                                   After-
                                                                      Pre-tax         Tax           tax
                                                                      -------       -------        ------
   Unrealized net holding gains arising during the period              $6,211       $(2,173)       $4,038
   Less: reclassification adjustment of realized capital gains
     and losses                                                          (414)          145          (269)
                                                                       ------       -------        ------
   Unrealized net capital gains and losses                              6,625        (2,318)        4,307
                                                                       ------       -------        ------
   Other comprehensive income                                          $6,625       $(2,318)       $4,307
                                                                       ======       =======        ======

                                                                                     2006
                                                                      -----------------------------------
                                                                                                   After-
                                                                      Pre-tax         Tax           tax
                                                                      -------       -------       -------
   Unrealized net holding losses arising during the period            $(2,601)         $910       $(1,691)
   Less: reclassification adjustment of realized capital gains
     and losses                                                        (1,240)          434          (806)
                                                                      -------          ----       -------
   Unrealized net capital gains and losses                             (1,361)          476          (885)
                                                                      -------          ----       -------
   Other comprehensive loss                                           $(1,361)         $476       $  (885)
                                                                      =======          ====       =======

                    --------------------------------------------------------
                    LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2008 AND FOR THE PERIODS ENDED DECEMBER 31, 2008 AND 2007, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2008, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2008, the results of their operations for the period then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
April 17, 2009

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                            AIM Variable      AIM Variable      AIM Variable     AIM Variable
                             Insurance         Insurance         Insurance         Insurance         The Alger         The Alger
                               Funds             Funds             Funds             Funds         American Fund     American Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                               AIM V. I.                            AIM V. I.          Alger             Alger
                             AIM V. I.          Capital           AIM V. I.          Mid Cap         American           Capital
                            Basic Value      Appreciation       Core Equity       Core Equity        Balanced        Appreciation
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       2,941,075 $         760,019 $         224,563 $       1,108,291 $           1,296 $       8,391,189
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       2,941,075 $         760,019 $         224,563 $       1,108,291 $           1,296 $       8,391,189
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       2,941,075 $         760,019 $         224,563 $       1,108,291 $           1,296 $       8,391,189
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       2,941,075 $         760,019 $         224,563 $       1,108,291 $           1,296 $       8,391,189
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   717,335            44,998            11,370           129,021               150           276,117
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       6,435,465 $       1,124,225 $         300,483 $       1,629,978 $           1,418 $       9,971,612
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            6.19 $            8.13 $            8.24 $           10.25 $            7.11 $            6.11
                         ================= ================= ================= ================= ================= =================

   Highest               $            6.40 $            8.13 $            8.24 $           10.25 $            7.11 $           13.95
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                             The Alger         The Alger         The Alger         The Alger     Alliancebernstein Alliancebernstein
                           American Fund     American Fund     American Fund     American Fund          Fund             Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                               Alger             Alger             Alger             Alger         VPS Growth &    VPS International
                             Income &          Large Cap          MidCap           SmallCap           Income            Growth
                              Growth            Growth            Growth            Growth            Class A           Class A
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       3,569,366 $       6,160,782 $      12,074,666 $       3,912,315 $           5,643 $          11,799
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       3,569,366 $       6,160,782 $      12,074,666 $       3,912,315 $           5,643 $          11,799
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       3,569,366 $       6,160,782 $      12,074,666 $       3,912,315 $           5,643 $          11,799
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       3,569,366 $       6,160,782 $      12,074,666 $       3,912,315 $           5,643 $          11,799
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   495,745           232,658         1,715,151           222,544               431               942
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       5,237,924 $       8,887,409 $      29,626,843 $       4,974,071 $           6,045 $          13,192
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           10.13 $            5.83 $            4.81 $            8.99 $            6.44 $            5.26
                         ================= ================= ================= ================= ================= =================

   Highest               $           10.13 $            5.83 $           12.23 $            8.99 $            6.44 $            5.26
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  DWS Investments   DWS Investments
                         Alliancebernstein Alliancebernstein Alliancebernstein Alliancebernstein      Variable          Variable
                                Fund              Fund              Fund             Fund         Insurance Trust   Insurance Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                   VPS Wealth
                         VPS International   VPS Small Cap     VPS Small/Mid      Appreciation        DWS VIP           DWS VIP
                               Value            Growth           Cap Value          Strategy        Equity 500           Small
                              Class A           Class A           Class A           Class A           Index A         Cap Index A
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $           6,951 $           5,791 $           1,277 $           3,024 $       1,479,266 $         560,909
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $           6,951 $           5,791 $           1,277 $           3,024 $       1,479,266 $         560,909
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $           6,951 $           5,791 $           1,277 $           3,024 $       1,479,266 $         560,909
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $           6,951 $           5,791 $           1,277 $           3,024 $       1,479,266 $         560,909
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                       629               687               129               482           154,897            64,995
                         ================= ================= ================= ================= ================= =================

Cost of investments      $           9,851 $           6,394 $           1,280 $           2,834 $       1,972,702 $         865,935
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            4.81 $            6.09 $            6.26 $            5.95 $           12.02 $           14.60
                         ================= ================= ================= ================= ================= =================

   Highest               $            4.81 $            6.09 $            6.26 $            5.95 $           12.02 $           14.60
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                DWS               DWS               DWS               DWS               DWS            Federated
                             Variable          Variable          Variable           Variable         Variable          Insurance
                             Series I          Series I          Series I           Series I         Series II          Series
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                DWS VIP           DWS VIP                                              Federated
                              DWS VIP            Global         Growth and          DWS VIP            DWS VIP          Capital
                               Bond          Opportunities        Income         International       Balanced A      Income Fund II
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       5,624,252 $       3,316,104 $       1,092,213 $       1,692,979 $       2,829,440 $       2,296,634
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       5,624,252 $       3,316,104 $       1,092,213 $       1,692,979 $       2,829,440 $       2,296,634
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       5,624,252 $       3,316,104 $       1,092,213 $       1,692,979 $       2,829,440 $       2,296,634
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       5,624,252 $       3,316,104 $       1,092,213 $       1,692,979 $       2,829,440 $       2,296,634
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                 1,022,591           425,687           213,323           259,659           162,986           316,777
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       6,996,551 $       5,920,407 $       1,809,004 $       2,974,464 $       3,550,916 $       2,877,151
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           13.16 $           14.91 $            7.88 $            9.20 $            8.75 $            9.18
                         ================= ================= ================= ================= ================= =================

   Highest               $           15.52 $           14.91 $            7.88 $            9.20 $            8.98 $           14.23
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Fidelity          Fidelity          Fidelity          Fidelity
                             Federated         Federated          Variable          Variable          Variable          Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Series            Series         Products Fund     Products Fund     Products Fund     Products Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                             Federated
                           Fund for U.S.       Federated
                            Government        High Income        VIP Asset                              VIP
                           Securities II      Bond Fund II        Manager        VIP Contrafund    Equity-Income      VIP Growth
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       8,993,260 $       5,222,645 $       7,005,250 $      42,011,918 $      24,028,187 $      25,818,748
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       8,993,260 $       5,222,645 $       7,005,250 $      42,011,918 $      24,028,187 $      25,818,748
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       8,993,260 $       5,222,645 $       7,005,250 $      42,011,918 $      24,028,187 $      25,818,748
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       8,993,260 $       5,222,645 $       7,005,250 $      42,011,918 $      24,028,187 $      25,818,748
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   785,438         1,038,299           679,462         2,729,819         1,823,079         1,097,269
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       8,906,075 $       7,694,713 $       9,929,012 $      70,915,211 $      41,987,175 $      38,172,909
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           16.58 $           11.12 $           11.60 $            6.05 $            5.88 $            5.73
                         ================= ================= ================= ================= ================= =================

   Highest               $           19.60 $           15.69 $           16.49 $           20.09 $           20.34 $           17.44
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable          Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP Growth &        VIP High                         VIP Index 500     VIP Investment
                              Income             Income        VIP Index 500     Service Class       Grade Bond       VIP Mid Cap
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $           9,542 $           5,037 $      28,528,187 $          37,511 $       2,974,486 $          12,800
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $           9,542 $           5,037 $      28,528,187 $          37,511 $       2,974,486 $          12,800
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $           9,542 $           5,037 $      28,528,187 $          37,511 $       2,974,486 $          12,800
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $           9,542 $           5,037 $      28,528,187 $          37,511 $       2,974,486 $          12,800
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                     1,086             1,272           287,612               379           251,224               695
                         ================= ================= ================= ================= ================= =================

Cost of investments      $          10,596 $           6,417 $      38,389,897 $          40,697 $       3,152,740 $          14,728
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            6.09 $            7.40 $            8.94 $            6.52 $            9.59 $            6.34
                         ================= ================= ================= ================= ================= =================

   Highest               $            6.09 $            7.40 $            9.76 $            6.52 $           11.67 $            6.34
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable         Franklin          Franklin
                             Insurance         Insurance         Insurance         Insurance         Templeton         Templeton
                           Products Fund     Products Fund     Products Fund     Products Fund      Investments       Investments
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                     VIP Global         VIP High
                                 VIP                              VIP Real          VIP Value      Communications        Income
                            Money Market      VIP Overseas         Estate          Strategies        Securities        Securities
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $      33,094,518 $      12,734,707 $          10,372 $           1,838 $           2,080 $           2,702
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $      33,094,518 $      12,734,707 $          10,372 $           1,838 $           2,080 $           2,702
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $      33,094,518 $      12,734,707 $          10,372 $           1,838 $           2,080 $           2,702
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $      33,094,518 $      12,734,707 $          10,372 $           1,838 $           2,080 $           2,702
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                33,094,518         1,046,402             1,276               373               308               576
                         ================= ================= ================= ================= ================= =================

Cost of investments      $      33,094,518 $      20,110,731 $          13,565 $           2,535 $           2,881 $           2,986
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           10.18 $           11.54 $            5.35 $            5.16 $            5.82 $            7.54
                         ================= ================= ================= ================= ================= =================

   Highest               $           16.48 $           14.67 $            5.35 $            5.16 $            5.82 $            7.54
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                              Franklin          Franklin          Franklin          Franklin          Franklin          Franklin
                             Templeton         Templeton         Templeton         Templeton         Templeton         Templeton
                            Investments       Investments       Investments       Investments       Investments       Investments
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                               VIP Small       VIP Small-Mid     VIP Strategic                         VIP Mutual
                             VIP Income        Cap Value         Cap Growth          Income          VIP U.S.          Discovery
                             Securities       Securities         Securities        Securities       Government         Securities
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $           9,956 $          11,480 $           4,160 $           2,691 $           4,555 $          19,818
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $           9,956 $          11,480 $           4,160 $           2,691 $           4,555 $          19,818
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $           9,956 $          11,480 $           4,160 $           2,691 $           4,555 $          19,818
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $           9,956 $          11,480 $           4,160 $           2,691 $           4,555 $          19,818
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                       860             1,070               345               254               345             1,229
                         ================= ================= ================= ================= ================= =================

Cost of investments      $          11,974 $          11,133 $           4,505 $           2,718 $           4,498 $          21,161
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            6.99 $            6.57 $            6.09 $            8.67 $           10.52 $            7.48
                         ================= ================= ================= ================= ================= =================

   Highest               $            6.99 $            6.57 $            6.09 $            8.67 $           10.52 $            7.48
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin          Franklin
                             Templeton         Templeton         Templeton          Ibbotson         Ibbotson          Ibbotson
                            Investments       Investments       Investments           Fund             Fund              Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                             VIP Mutual        VIP Global        VIP Global    Aggressive Growth      Balanced        Conservative
                               Shares             Asset            Income          ETF Asset          ETF Asset         ETF Asset
                             Securities        Allocation        Securities        Allocation        Allocation        Allocation
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $          15,948 $           8,063 $          16,902 $         185,941 $         119,009 $           4,406
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $          15,948 $           8,063 $          16,902 $         185,941 $         119,009 $           4,406
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $          15,948 $           8,063 $          16,902 $         185,941 $         119,009 $           4,406
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $          15,948 $           8,063 $          16,902 $         185,941 $         119,009 $           4,406
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                     1,338               934               970            29,236            15,557               451
                         ================= ================= ================= ================= ================= =================

Cost of investments      $          18,924 $           7,903 $          16,409 $         201,526 $         122,441 $           4,417
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            6.63 $            7.59 $           10.12 $            6.55 $            7.66 $            9.32
                         ================= ================= ================= ================= ================= =================

   Highest               $            6.63 $            7.59 $           10.12 $            6.55 $            7.66 $            9.32
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                             Ibbotson           Ibbotson        Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                               Fund               Fund             Series            Series            Series            Series
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                              Growth        Income & Growth
                             ETF Asset         ETF Asset                            Flexible           Forty          Fundamental
                            Allocation        Allocation         Balanced             Bond           Portfolio          Equity
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         202,183 $          25,045 $      25,563,056 $       6,926,759 $       1,947,345 $           4,064
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $         202,183 $          25,045 $      25,563,056 $       6,926,759 $       1,947,345 $           4,064
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $         202,183 $          25,045 $      25,563,056 $       6,926,759 $       1,947,345 $           4,064
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $         202,183 $          25,045 $      25,563,056 $       6,926,759 $       1,947,345 $           4,064
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                    29,175             2,978         1,116,291           596,107            84,778               395
                         ================= ================= ================= ================= ================= =================

Cost of investments      $         231,157 $          25,652 $      27,096,877 $       7,070,866 $       2,788,445 $           4,185
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            6.97 $            8.50 $            8.33 $           10.32 $            5.45 $            6.10
                         ================= ================= ================= ================= ================= =================

   Highest               $            6.97 $            8.50 $           31.84 $           24.90 $           10.85 $            6.10
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                            Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                              Series            Series            Series             Series           Series            Series
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            Global Life         Global         International       Large Cap          Mid Cap           Mid Cap
                             Sciences         Technology          Growth             Growth           Growth             Value
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $           2,836 $           3,597 $          21,304 $      20,410,510 $      23,115,385 $           7,596
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $           2,836 $           3,597 $          21,304 $      20,410,510 $      23,115,385 $           7,596
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $           2,836 $           3,597 $          21,304 $      20,410,510 $      23,115,385 $           7,596
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $           2,836 $           3,597 $          21,304 $      20,410,510 $      23,115,385 $           7,596
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                       343             1,276               806         1,291,804         1,087,271               709
                         ================= ================= ================= ================= ================= =================

Cost of investments      $           3,360 $           4,584 $          26,646 $      29,018,458 $      34,877,099 $           8,902
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            7.54 $            5.97 $            4.69 $            8.99 $            5.56 $            7.12
                         ================= ================= ================= ================= ================= =================

   Highest               $            7.54 $            5.97 $            4.69 $           17.44 $           21.00 $            7.12
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen       Janus Aspen      Janus Aspen        Janus Aspen       Janus Aspen
                            Janus Aspen          Series            Series            Series            Series            Series
                              Series        (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)
                            Sub-Account        Sub-Account       Sub-Account      Sub-Account        Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                International       Mid Cap         Risk-Managed          Small
                             Worldwide          Balanced           Growth            Value              Core          Company Value
                              Growth        (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $      19,526,260 $       2,942,470 $       3,724,051 $       1,645,883 $         432,291 $         845,872
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $      19,526,260 $       2,942,470 $       3,724,051 $       1,645,883 $         432,291 $         845,872
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $      19,526,260 $       2,942,470 $       3,724,051 $       1,645,883 $         432,291 $         845,872
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $      19,526,260 $       2,942,470 $       3,724,051 $       1,645,883 $         432,291 $         845,872
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                 1,013,298           123,893           143,178           154,688            54,582            75,524
                         ================= ================= ================= ================= ================= =================

Cost of investments      $      27,793,427 $       3,371,509 $       8,392,345 $       2,385,245 $         689,889 $       1,337,561
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            8.48 $           13.90 $            4.71 $           11.18 $            9.54 $            8.12
                         ================= ================= ================= ================= ================= =================

   Highest               $           17.94 $           13.90 $            4.71 $           11.18 $            9.54 $            8.12
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                                                Legg Mason         Legg Mason       Legg Mason
                                                                 Partners           Partners         Partners
                            Janus Aspen         Lazard           Variable           Variable         Variable         MFS Variable
                               Series         Retirement       Portfolios I,      Portfolios I,    Portfolios I,       Insurance
                          (Service Shares)   Series, Inc.          Inc.               Inc.              Inc.             Trust
                             Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                Legg Mason         Legg Mason        Legg Mason
                             Worldwide         Emerging          Variable       Variable Global       Variable
                               Growth           Markets         Fundamental        High Yield        Investors
                          (Service Shares)      Equity             Value            Bond II         Portfolio I        MFS Growth
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         491,970 $         945,715 $         602,253 $       1,041,809 $       1,083,044 $       4,717,787
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $         491,970 $         945,715 $         602,253 $       1,041,809 $       1,083,044 $       4,717,787
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $         491,970 $         945,715 $         602,253 $       1,041,809 $       1,083,044 $       4,717,787
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $         491,970 $         945,715 $         602,253 $       1,041,809 $       1,083,044 $       4,717,787
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                    25,758            81,598            44,877           196,568           106,599           302,035
                         ================= ================= ================= ================= ================= =================

Cost of investments      $         699,542 $       1,615,704 $       1,009,621 $       1,699,637 $       1,535,899 $       6,033,441
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           10.57 $           26.44 $            6.09 $            8.77 $            9.01 $            9.71
                         ================= ================= ================= ================= ================= =================

   Highest               $           10.57 $           26.44 $            6.09 $            8.77 $            9.31 $            9.71
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                            MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                               Trust             Trust             Trust             Trust             Trust             Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                MFS          MFS Investors
                                High            Growth         MFS Investors        MFS New             MFS            MFS Total
                           Income Series      Stock Series      Trust Series    Discovery Series  Research Series    Return Series
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         459,775 $         378,628 $       3,528,614 $       4,144,887 $       1,765,493 $       9,119,039
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $         459,775 $         378,628 $       3,528,614 $       4,144,887 $       1,765,493 $       9,119,039
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $         459,775 $         378,628 $       3,528,614 $       4,144,887 $       1,765,493 $       9,119,039
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $         459,775 $         378,628 $       3,528,614 $       4,144,887 $       1,765,493 $       9,119,039
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                    73,800            53,328           241,026           503,631           136,860           591,377
                         ================= ================= ================= ================= ================= =================

Cost of investments      $         694,700 $         544,737 $       4,274,762 $       6,964,357 $       2,231,637 $      11,462,379
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            8.90 $            8.69 $            9.69 $           13.29 $            9.72 $           14.65
                         ================= ================= ================= ================= ================= =================

   Highest               $            8.90 $            8.69 $            9.69 $           13.29 $            9.72 $           14.65
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                                                MFS Variable
                            MFS Variable      MFS Variable        Insurance       Oppenheimer       Oppenheimer       Oppenheimer
                              Insurance        Insurance            Trust           Variable         Variable          Variable
                                Trust            Trust        (Service Class)    Account Funds     Account Funds     Account Funds
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                  MFS New
                                MFS                              Discovery                                            Oppenheimer
                             Utilities            MFS             Series          Oppenheimer       Oppenheimer         Global
                              Series          Value Series    (Service Class)       Balanced         Core Bond        Securities
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       1,351,660 $         897,128 $         273,305 $           3,828 $           5,482 $           9,132
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       1,351,660 $         897,128 $         273,305 $           3,828 $           5,482 $           9,132
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       1,351,660 $         897,128 $         273,305 $           3,828 $           5,482 $           9,132
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       1,351,660 $         897,128 $         273,305 $           3,828 $           5,482 $           9,132
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                    74,104            91,919            34,121               453               850               452
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       1,960,627 $       1,250,398 $         431,964 $           5,036 $           6,851 $          10,202
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           22.22 $           10.62 $            7.48 $            5.83 $            6.09 $            6.24
                         ================= ================= ================= ================= ================= =================

   Highest               $           22.22 $           10.62 $            7.48 $            5.83 $            6.09 $            6.24
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Oppenheimer      Oppenheimer
                                                                                                      Variable         Variable
                            Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer       Account Funds    Account Funds
                             Variable          Variable          Variable           Variable       (Service Class   (Service Class
                           Account Funds     Account Funds     Account Funds     Account Funds         ("SC"))          ("SC"))
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            Oppenheimer                                                                               Oppenheimer
                            Main Street       Oppenheimer       Oppenheimer                         Oppenheimer       Main Street
                             Small Cap          MidCap           Strategic        Oppenheimer         Global           Small Cap
                              Growth             Fund              Bond              Value        Securities (SC)     Growth (SC)
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       3,631,648 $         502,749 $           8,438 $           6,216 $       3,640,483 $       4,820,260
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       3,631,648 $         502,749 $           8,438 $           6,216 $       3,640,483 $       4,820,260
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       3,631,648 $         502,749 $           8,438 $           6,216 $       3,640,483 $       4,820,260
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       3,631,648 $         502,749 $           8,438 $           6,216 $       3,640,483 $       4,820,260
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   341,000            18,255             1,879             1,246           181,842           457,330
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       5,647,002 $         858,542 $           8,616 $           8,886 $       5,798,686 $       7,314,454
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            6.49 $            6.61 $            8.31 $            6.53 $            9.94 $            9.98
                         ================= ================= ================= ================= ================= =================

   Highest               $           14.21 $            6.61 $            8.31 $            6.53 $            9.94 $           10.46
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                            Panorama Series
                                               Fund, Inc.      PIMCO Advisors    PIMCO Advisors
                          Panorama Series   (Service Class       Variable           Variable      PIMCO Variable    PIMCO Variable
                             Fund, Inc.          ("SC"))      Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            Oppenheimer       Oppenheimer
                           International     International
                              Growth          Growth (SC)     NACM Small Cap     OpCap Balanced     Foreign Bond      Money Market
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $         652,827 $       1,680,251 $       3,546,556 $       1,457,723 $       3,808,259 $       3,141,758
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $         652,827 $       1,680,251 $       3,546,556 $       1,457,723 $       3,808,259 $       3,141,758
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $         652,827 $       1,680,251 $       3,546,556 $       1,457,723 $       3,808,259 $       3,141,758
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $         652,827 $       1,680,251 $       3,546,556 $       1,457,723 $       3,808,259 $       3,141,758
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   539,527         1,344,201           264,471           247,912           397,522         3,141,758
                         ================= ================= ================= ================= ================= =================

Cost of investments      $         923,842 $       2,451,066 $       7,651,448 $       2,408,119 $       4,034,224 $       3,141,758
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            5.96 $           11.05 $            8.49 $            7.90 $           11.93 $           11.70
                         ================= ================= ================= ================= ================= =================

   Highest               $           19.63 $           11.05 $            8.90 $            8.16 $           12.50 $           11.70
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                          PIMCO Variable     PIMCO Variable   Putnam Variable   Putnam Variable   Putnam Variable        Rydex
                          Insurance Trust   Insurance Trust        Trust        Trust (Class IA)  Trust (Class IA)   Variable Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                    VT                            VT International
                                                               International                         Growth and
                               PIMCO             PIMCO          Growth and       VT High Yield         Income         Rydex Sector
                            Real Return      Total Return         Income           (Class IA)        (Class IA)         Rotation
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       2,058,205 $      14,209,169 $       4,137,075 $         497,778 $         875,804 $         492,419
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       2,058,205 $      14,209,169 $       4,137,075 $         497,778 $         875,804 $         492,419
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       2,058,205 $      14,209,169 $       4,137,075 $         497,778 $         875,804 $         492,419
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       2,058,205 $      14,209,169 $       4,137,075 $         497,778 $         875,804 $         492,419
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   182,789         1,378,193           579,422            99,159           121,639            54,411
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       2,283,308 $      14,283,770 $       8,366,258 $         730,671 $       1,741,799 $         709,716
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           11.47 $           13.57 $           11.03 $           11.99 $           15.43 $           13.95
                         ================= ================= ================= ================= ================= =================

   Highest               $           11.47 $           14.22 $           11.56 $           11.99 $           15.43 $           13.95
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                           T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     The Universal
                              Equity            Equity            Equity             Equity        International     Institutional
                           Series, Inc.      Series, Inc.      Series, Inc.       Series, Inc.     Series, Inc.       Funds, Inc.
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                           T. Rowe Price                                         T. Rowe Price     T. Rowe Price       Van Kampen
                             Blue Chip       T. Rowe Price     T. Rowe Price      New America      International           UIF
                              Growth         Equity Income    Mid-Cap Growth         Growth            Stock         Capital Growth
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       1,382,174 $      15,392,426 $       6,446,129 $       1,240,701 $       3,100,080 $         912,672
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       1,382,174 $      15,392,426 $       6,446,129 $       1,240,701 $       3,100,080 $         912,672
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       1,382,174 $      15,392,426 $       6,446,129 $       1,240,701 $       3,100,080 $         912,672
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       1,382,174 $      15,392,426 $       6,446,129 $       1,240,701 $       3,100,080 $         912,672
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   203,860         1,073,391           464,084            97,234           376,223            89,565
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       1,993,785 $      23,094,222 $       9,158,422 $       1,793,644 $       5,406,890 $       1,382,965
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            8.21 $           13.17 $           17.00 $            8.49 $            8.97 $            5.24
                         ================= ================= ================= ================= ================= =================

   Highest               $            8.21 $           13.17 $           17.00 $            8.49 $            8.97 $            8.12
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

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LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Van Eck           Van Eck
                           The Universal     The Universal     The Universal     The Universal       Worldwide         Worldwide
                           Institutional     Institutional     Institutional     Institutional       Insurance         Insurance
                            Funds, Inc.       Funds, Inc.       Funds, Inc.       Funds, Inc.          Trust             Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                      Van Eck           Van Eck
                             Van Kampen                          Van Kampen        Van Kampen        Worldwide         Worldwide
                            UIF Emerging       Van Kampen         UIF U.S.          UIF U.S.          Absolute         Emerging
                           Markets Equity   UIF High Yield     Mid Cap Value      Real Estate          Return           Markets
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $          22,474 $         180,553 $       6,865,560 $       3,010,255 $         236,664 $       1,527,041
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $          22,474 $         180,553 $       6,865,560 $       3,010,255 $         236,664 $       1,527,041
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $          22,474 $         180,553 $       6,865,560 $       3,010,255 $         236,664 $       1,527,041
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $          22,474 $         180,553 $       6,865,560 $       3,010,255 $         236,664 $       1,527,041
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                     2,934            19,929           892,791           366,657            26,267           259,701
                         ================= ================= ================= ================= ================= =================

Cost of investments      $          28,559 $         264,061 $      13,554,446 $       6,637,045 $         268,636 $       4,217,332
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $            4.61 $           11.67 $            6.09 $           15.93 $            9.78 $           11.37
                         ================= ================= ================= ================= ================= =================

   Highest               $            4.61 $           11.67 $            9.81 $           15.93 $            9.78 $           11.37
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                              Van Eck
                             Worldwide         Van Kampen        Van Kampen        Van Kampen        Van Kampen
                             Insurance      Life Investment   Life Investment   Life Investment    Life Investment    Wells Fargo
                               Trust             Trust             Trust        Trust (Class II)  Trust (Class II)   Variable Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                              Van Eck                                            LIT Growth and     LIT Mid Cap      Wells Fargo VT
                             Worldwide                           LIT Growth          Income            Growth          Advantage
                            Hard Assets     LIT Government       and Income        (Class II)        (Class II)        Discovery
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
   value                 $       1,968,665 $         816,270 $       2,308,058 $       4,312,836 $       1,328,062 $       2,847,628
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total assets          $       1,968,665 $         816,270 $       2,308,058 $       4,312,836 $       1,328,062 $       2,847,628
                         ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units       $       1,968,665 $         816,270 $       2,308,058 $       4,312,836 $       1,328,062 $       2,847,628
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

   Total net assets      $       1,968,665 $         816,270 $       2,308,058 $       4,312,836 $       1,328,062 $       2,847,628
                         ================= ================= ================= ================= ================= =================

FUND SHARE INFORMATION
Number of shares                   104,995            87,960           167,981           314,576           651,011           254,480
                         ================= ================= ================= ================= ================= =================

Cost of investments      $       3,152,450 $         799,661 $       3,230,828 $       6,047,767 $       2,746,015 $       3,593,869
                         ================= ================= ================= ================= ================= =================

ACCUMULATION UNIT VALUE
   Lowest                $           18.67 $           10.18 $            7.03 $           10.12 $            7.94 $            9.04
                         ================= ================= ================= ================= ================= =================

   Highest               $           18.67 $           12.15 $           13.84 $           10.61 $            8.20 $            9.04
                         ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------

                             Wells Fargo
                           Variable Trust
                             Sub-Account
                         -----------------

                           Wells Fargo VT
                             Advantage
                            Opportunity
                         -----------------
ASSETS
Investments at fair
   value                 $       4,377,166
                         -----------------

   Total assets          $       4,377,166
                         =================

NET ASSETS
Accumulation units       $       4,377,166
                         -----------------

   Total net assets      $       4,377,166
                         =================

FUND SHARE INFORMATION
Number of shares                   430,823
                         =================

Cost of investments      $       8,751,582
                         =================

ACCUMULATION UNIT VALUE
   Lowest                $            7.99
                         =================

   Highest               $            7.99
                         =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                            AIM Variable     AIM Variable       AIM Variable     AIM Variable
                              Insurance       Insurance          Insurance         Insurance         The Alger         The Alger
                                Funds           Funds              Funds             Funds         American Fund     American Fund
                             Sub-Account     Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                               AIM V. I.                           AIM V. I.           Alger            Alger
                             AIM V. I.         Capital            AIM V. I.         Mid Cap           American          Capital
                            Basic Value      Appreciation       Core Equity      Core Equity        Balanced (a)   Appreciation (b)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         43,503  $              -  $          6,124  $         22,707  $              -  $              -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk              (2,949)                -                 -                 -                 -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)             40,554                 -             6,124            22,707                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    661,355           110,492            75,668           167,865                33         1,992,716
      Cost of
         investments
         sold                     771,058           128,033            79,136           180,704                37         1,637,362
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares          (109,703)          (17,541)           (3,468)          (12,839)               (4)          355,354

Realized gain
   distributions                  941,068                 -                 -           165,130                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)           831,365           (17,541)           (3,468)          152,291                (4)          355,354

Change in unrealized
   gains (losses)              (3,968,131)         (503,030)          (92,915)         (571,268)             (123)       (7,448,575)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        (3,136,766)         (520,571)          (96,383)         (418,977)             (127)       (7,093,221)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $     (3,096,212) $       (520,571) $        (90,259) $       (396,270) $           (127) $     (7,093,221)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(b)  Previously known as Alger Leveraged AllCap

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
---------------------------------------------------------------------------------------------------------------------------------

                            The Alger        The Alger        The Alger        The Alger     Alliancebernstein  Alliancebernstein
                          American Fund    American Fund    American Fund    American Fund         Fund               Fund
                           Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account        Sub-Account
                         ---------------  ---------------  ---------------  ---------------  -----------------  -----------------

                               Alger           Alger            Alger           Alger          VPS Growth &     VPS International
                             Income &        Large Cap         MidCap          SmallCap           Income             Growth
                              Growth        Growth (c)         Growth         Growth (d)        Class A (a)        Class A (a)
                         ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $       109,464  $        20,043  $        34,618  $             -  $               -  $               -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -                -                -                -                  -                  -
      Administrative
         expense                       -                -                -                -                  -                  -
                         ---------------  ---------------  ---------------  ---------------  -----------------  -----------------

      Net investment
         income (loss)           109,464           20,043           34,618                -                  -                  -
                         ---------------  ---------------  ---------------  ---------------  -----------------  -----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   532,179          823,241        3,707,076          687,128                332              2,648
      Cost of
         investments
         sold                    599,601          845,940        4,213,910          614,615                372              3,681
                         ---------------  ---------------  ---------------  ---------------  -----------------  -----------------

         Realized gains
            (losses) on
            fund shares          (67,422)         (22,699)        (506,834)          72,513                (40)            (1,033)

Realized gain
   distributions                       -                -        7,189,779           81,512                  -                  -
                         ---------------  ---------------  ---------------  ---------------  -----------------  -----------------

      Net realized
         gains (losses)          (67,422)         (22,699)       6,682,945          154,025                (40)            (1,033)

Change in unrealized
   gains (losses)             (2,473,295)      (5,298,375)     (23,351,744)      (3,643,133)              (402)            (1,393)
                         ---------------  ---------------  ---------------  ---------------  -----------------  -----------------

      Net realized and
         unrealized
         gains (losses)
         on investments       (2,540,717)      (5,321,074)     (16,668,799)      (3,489,108)              (442)            (2,426)
                         ---------------  ---------------  ---------------  ---------------  -----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $    (2,431,253) $    (5,301,031) $   (16,634,181) $    (3,489,108) $            (442) $          (2,426)
                         ===============  ===============  ===============  ===============  =================  =================

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(c)  Previously known as Alger Growth
(d)  Previously known as Alger Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           DWS             DWS
                                                                                                       Investments     Investments
                                                                                                        Variable        Variable
                         Alliancebernstein  Alliancebernstein  Alliancebernstein  Alliancebernstein     Insurance       Insurance
                               Fund               Fund                Fund              Fund              Trust           Trust
                            Sub-Account        Sub-Account        Sub-Account        Sub-Account       Sub-Account     Sub-Account
                         -----------------  -----------------  -----------------  -----------------  --------------  --------------

                                                                                     VPS Wealth
                         VPS International    VPS Small Cap      VPS Small/Mid      Appreciation         DWS VIP         DWS VIP
                               Value             Growth            Cap Value          Strategy         Equity 500       Small Cap
                            Class A (a)        Class A (a)        Class A (a)        Class A (a)         Index A         Index A
                         -----------------  -----------------  -----------------  -----------------  --------------  --------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $               -  $               -  $               -  $               -  $       48,260  $       11,578
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                    -                  -                  -                  -               -               -
      Administrative
         expense                         -                  -                  -                  -               -               -
                         -----------------  -----------------  -----------------  -----------------  --------------  --------------

      Net investment
         income (loss)                   -                  -                  -                  -          48,260          11,578
                         -----------------  -----------------  -----------------  -----------------  --------------  --------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                      20,375              1,405                296                158         177,809          98,211
      Cost of
         investments
         sold                       20,994              1,478                338                153         182,405         113,909
                         -----------------  -----------------  -----------------  -----------------  --------------  --------------

         Realized gains
            (losses) on
            fund shares               (619)               (73)               (42)                 5          (4,596)        (15,698)

Realized gain
   distributions                         -                  -                  -                  -               -          73,619
                         -----------------  -----------------  -----------------  -----------------  --------------  --------------

      Net realized
         gains (losses)               (619)               (73)               (42)                 5          (4,596)         57,921

Change in unrealized
   gains (losses)                   (2,900)              (603)                (3)               190        (918,174)       (357,781)
                         -----------------  -----------------  -----------------  -----------------  --------------  --------------

      Net realized and
         unrealized
         gains (losses)
         on investments             (3,519)              (676)               (45)               195        (922,770)       (299,860)
                         -----------------  -----------------  -----------------  -----------------  --------------  --------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $          (3,519) $            (676) $             (45) $             195  $     (874,510) $     (288,282)
                         =================  =================  =================  =================  ==============  ==============

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                DWS               DWS               DWS               DWS               DWS            Federated
                             Variable          Variable           Variable         Variable          Variable          Insurance
                             Series I          Series I           Series I         Series I          Series II          Series
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                DWS VIP           DWS VIP                                              Federated
                             DWS VIP             Global         Growth and          DWS VIP           DWS VIP           Capital
                               Bond          Opportunities        Income         International      Balanced A      Income Fund II
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $        382,686  $         15,067  $         37,489  $         37,710  $        144,380  $        166,674
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk             (12,959)                -                 -                 -            (2,900)          (10,153)
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)            369,727            15,067            37,489            37,710           141,480           156,521
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  1,024,092           869,603           521,966         1,258,207           458,376           763,517
      Cost of
         investments
         sold                   1,128,034           926,508           618,605         1,224,510           480,716           806,499
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares          (103,942)          (56,905)          (96,639)           33,697           (22,340)          (42,982)

Realized gain
   distributions                        -           963,182           441,840           490,411                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)          (103,942)          906,277           345,201           524,108           (22,340)          (42,982)

Change in unrealized
   gains (losses)              (1,480,694)       (4,297,666)       (1,120,320)       (2,237,954)       (1,224,650)         (758,473)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        (1,584,636)       (3,391,389)         (775,119)       (1,713,846)       (1,246,990)         (801,455)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $     (1,214,909) $     (3,376,322) $       (737,630) $     (1,676,136) $     (1,105,510) $       (644,934)
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Fidelity         Fidelity          Fidelity          Fidelity
                             Federated         Federated          Variable         Variable          Variable          Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Series            Series         Products Fund     Products Fund     Products Fund     Products Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                             Federated
                           Fund for U.S.      Federated
                            Government        High Income        VIP Asset                              VIP
                           Securities II     Bond Fund II         Manager       VIP Contrafund     Equity-Income      VIP Growth
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $        419,022  $        681,929  $        243,707  $        608,386  $        886,912  $        331,480
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk             (17,217)          (18,501)          (39,496)         (155,309)         (140,371)         (133,658)
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)            401,805           663,428           204,211           453,077           746,541           197,822
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  1,730,355         1,388,470         2,491,776         5,715,231         3,431,012         7,991,214
      Cost of
         investments
         sold                   1,746,183         1,604,028         2,581,338         6,944,787         4,306,963         7,387,414
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares           (15,828)         (215,558)          (89,562)       (1,229,556)         (875,951)          603,800

Realized gain
   distributions                        -                 -           916,430         1,755,033            36,732                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)           (15,828)         (215,558)          826,868           525,477          (839,219)          603,800

Change in unrealized
   gains (losses)                 (40,241)       (2,377,727)       (3,914,630)      (32,922,728)      (18,456,835)      (24,796,420)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments           (56,069)       (2,593,285)       (3,087,762)      (32,397,251)      (19,296,054)      (24,192,620)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        345,736  $     (1,929,857) $     (2,883,551) $    (31,944,174) $    (18,549,513) $    (23,994,798)
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                             Fidelity          Fidelity           Fidelity         Fidelity          Fidelity          Fidelity
                             Variable          Variable           Variable         Variable          Variable          Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                           Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                 VIP Index 500
                           VIP Growth &        VIP High                             Service       VIP Investment
                            Income (a)        Income (a)       VIP Index 500       Class (a)        Grade Bond      VIP Mid Cap (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $            142  $            495  $        853,564  $            707  $        114,542  $             55
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -           (10,991)                -                 -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)                142               495           842,573               707           114,542                55
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                      2,245               393         3,211,681             2,041           210,659            20,751
      Cost of
         investments
         sold                       2,340               459         3,348,360             2,224           221,278            20,427
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares               (95)              (66)         (136,679)             (183)          (10,619)              324

Realized gain
   distributions                        -                 -           408,612                 -             2,224                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)               (95)              (66)          271,933              (183)           (8,395)              324

Change in unrealized
   gains (losses)                  (1,054)           (1,380)      (17,821,238)           (3,186)         (212,524)           (1,928)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            (1,149)           (1,446)      (17,549,305)           (3,369)         (220,919)           (1,604)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         (1,007) $           (951) $    (16,706,732) $         (2,662) $       (106,377) $         (1,549)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                             Fidelity          Fidelity           Fidelity         Fidelity
                             Variable          Variable           Variable         Variable          Franklin          Franklin
                             Insurance         Insurance         Insurance         Insurance         Templeton         Templeton
                           Products Fund     Products Fund     Products Fund     Products Fund      Investments       Investments
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                                    VIP Global         VIP High
                                VIP                               VIP Real         VIP Value      Communications        Income
                           Money Market      VIP Overseas        Estate (a)     Strategies (a)    Securities (a)    Securities (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $        851,483  $        495,998  $            288  $             23  $              -  $              6
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk             (60,450)          (54,739)                -                 -                 -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)            791,033           441,259               288                23                 -                 6
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                 24,983,473         4,901,629               164               643                84               402
      Cost of
         investments
         sold                  24,983,473         4,843,352               210               806               116               471
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares                 -            58,277               (46)             (163)              (32)              (69)

Realized gain
   distributions                        -         2,342,727               112                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)                 -         2,401,004                66              (163)              (32)              (69)

Change in unrealized
   gains (losses)                       -       (13,013,619)           (3,193)             (697)             (801)             (284)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments                 -       (10,612,615)           (3,127)             (860)             (833)             (353)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        791,033  $    (10,171,356) $         (2,839) $           (837) $           (833) $           (347)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin           Franklin         Franklin          Franklin          Franklin
                             Templeton         Templeton         Templeton         Templeton         Templeton         Templeton
                            Investments       Investments       Investments       Investments       Investments       Investments
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                               VIP Small       VIP Small-Mid     VIP Strategic                        VIP Mutual
                            VIP Income         Cap Value         Cap Growth         Income           VIP U.S.          Discovery
                           Securities (a)   Securities (a)    Securities (a)    Securities (a)    Government (a)    Securities (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $            189  $              2  $              -  $              2  $              3  $             71
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -                 -                 -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)                189                 2                 -                 2                 3                71
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     21,149               393               484               266                93               589
      Cost of
         investments
         sold                      21,595               410               541               286                93               700
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares              (446)              (17)              (57)              (20)                -              (111)

Realized gain
   distributions                       76                 9                 6                 -                 -               118
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)              (370)               (8)              (51)              (20)                -                 7

Change in unrealized
   gains (losses)                  (2,018)              347              (345)              (27)               57            (1,343)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            (2,388)              339              (396)              (47)               57            (1,336)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         (2,199) $            341  $           (396) $            (45) $             60  $         (1,265)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin           Franklin
                             Templeton         Templeton         Templeton
                            Investments       Investments       Investments        Ibbotson           Ibbotson         Ibbotson
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                  Aggressive
                            VIP Mutual        VIP Global         VIP Global         Growth            Balanced       Conservative
                              Shares             Asset             Income          ETF Asset          ETF Asset        ETF Asset
                          Securities (a)    Allocation (a)    Securities (a)    Allocation (a)     Allocation (a)   Allocation (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $            256  $              5  $              2  $            676  $          1,453  $             37
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -                 -                 -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)                256                 5                 2               676             1,453                37
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     20,939               500            21,602            19,383            28,262               236
      Cost of
         investments
         sold                      20,927               540            21,570            21,095            30,107               240
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares                12               (40)               32            (1,712)           (1,845)               (4)

Realized gain
   distributions                      330                 7                 -                 5                20                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)               342               (33)               32            (1,707)           (1,825)               (4)

Change in unrealized
   gains (losses)                  (2,976)              160               493           (15,585)           (3,432)              (11)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            (2,634)              127               525           (17,292)           (5,257)              (15)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         (2,378) $            132  $            527  $        (16,616) $         (3,804) $             22
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                             Ibbotson          Ibbotson           Series           Series            Series            Series
                            Sub-Account       Sub-Account      Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                              Growth        Income & Growth
                             ETF Asset         ETF Asset                           Flexible            Forty          Fundamental
                          Allocation (a)    Allocation (a)       Balanced            Bond            Portfolio        Equity (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $            187  $            954  $        803,863  $        318,914  $          3,709  $             11
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -           (88,111)          (14,194)           (7,248)                -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)                187               954           715,752           304,720            (3,539)               11
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     16,060            14,572         4,171,612         1,582,154         1,122,144               148
      Cost of
         investments
         sold                      17,027            15,314         3,757,730         1,631,828         1,000,474               163
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares              (967)             (742)          413,882           (49,674)          121,670               (15)

Realized gain
   distributions                       26                 1         2,075,450                 -                 -                 4
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)              (941)             (741)        2,489,332           (49,674)          121,670               (11)

Change in unrealized
   gains (losses)                 (28,974)             (607)       (8,343,777)          126,739        (1,539,968)             (121)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments           (29,915)           (1,348)       (5,854,445)           77,065        (1,418,298)             (132)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        (29,728) $           (394) $     (5,138,693) $        381,785  $     (1,421,837) $           (121)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                            Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen      Janus Aspen
                              Series            Series             Series           Series            Series           Series
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            Global Life         Global         International       Large Cap                           Mid Cap
                           Sciences (a)     Technology (a)       Growth (a)         Growth        Mid Cap Growth      Value (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $              -  $              2  $             31  $        217,072  $         90,411  $             57
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -          (102,627)         (114,368)                -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)                  -                 2                31           114,445           (23,957)               57
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                         71               434               506         3,859,455         6,102,890               713
      Cost of
         investments
         sold                          78               479               641         3,984,682         5,765,030               865
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares                (7)              (45)             (135)         (125,227)          337,860              (152)

Realized gain
   distributions                        -                 -               159                 -         2,076,694                50
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)                (7)              (45)               24          (125,227)        2,414,554              (102)

Change in unrealized
   gains (losses)                    (524)             (987)           (5,342)      (14,068,214)      (20,979,859)           (1,306)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments              (531)           (1,032)           (5,318)      (14,193,441)      (18,565,305)           (1,408)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $           (531) $         (1,030) $         (5,287) $    (14,078,996) $    (18,589,262) $         (1,351)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                              Janus Aspen      Janus Aspen        Janus Aspen       Janus Aspen       Janus Aspen
                            Janus Aspen         Series            Series            Series            Series            Series
                              Series       (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)
                            Sub-Account       Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                  Foreign        International
                                                                  Stock             Growth            Mid Cap        Risk-Managed
                             Worldwide         Balanced      (Service Shares)  (Service Shares)        Value             Core
                              Growth       (Service Shares)       (f) (g)           (a) (g)      (Service Shares)  (Service Shares)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $        357,018  $         79,327  $        233,062  $        155,534  $         66,640  $          3,922
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk            (109,865)                -            (7,799)          (10,360)                -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)            247,153            79,327           225,263           145,174            66,640             3,922
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  3,234,519           173,802         9,340,861           498,984           129,620            39,562
      Cost of
         investments
         sold                   3,334,123           188,340         8,627,228           765,818           157,074            49,464
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares           (99,604)          (14,538)          713,633          (266,834)          (27,454)           (9,902)

Realized gain
   distributions                        -           213,980            81,535           833,678           170,979            32,105
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)           (99,604)          199,442           795,168           566,844           143,525            22,203

Change in unrealized
   gains (losses)             (16,773,483)         (837,349)       (1,514,055)       (4,668,294)         (818,978)         (254,550)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments       (16,873,087)         (637,907)         (718,887)       (4,101,450)         (675,453)         (232,347)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $    (16,625,934) $       (558,580) $       (493,624) $     (3,956,276) $       (608,813) $       (228,425)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(f)  For period beginning January 1, 2008 and ended May 1, 2008
(g) On May 1, 2008 Foreign Stock (Service Shares) merged into Janus Aspen Series International Growth (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Legg Mason        Legg Mason        Legg Mason
                                                                                    Partners          Partners          Partners
                            Janus Aspen       Janus Aspen          Lazard           Variable          Variable          Variable
                              Series            Series           Retirement      Portfolios I,     Portfolios I,     Portfolios I,
                         (Service Shares)  (Service Shares)     Series, Inc.          Inc.              Inc.               Inc.
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                   Legg Mason        Legg Mason       Legg Mason
                               Small           Worldwide         Emerging          Variable       Variable Global      Variable
                           Company Value        Growth           Markets          Fundamental       High Yield        Investors
                         (Service Shares)  (Service Shares)     Equity (h)           Value            Bond II        Portfolio I
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $              -  $          7,098  $         35,087  $         14,303  $        151,121  $         19,707
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -                 -                 -            (2,732)
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)                  -             7,098            35,087            14,303           151,121            16,975
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     18,790            90,025           199,743           109,180           135,634           229,495
      Cost of
         investments
         sold                      24,618            84,578           211,088           142,737           156,885           262,955
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares            (5,828)            5,447           (11,345)          (33,557)          (21,251)          (33,460)

Realized gain
   distributions                   29,422                 -           100,642               586                 -            43,108
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)            23,594             5,447            89,297           (32,971)          (21,251)            9,648

Change in unrealized
   gains (losses)                (435,736)         (398,248)         (994,804)         (320,097)         (562,647)         (653,552)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          (412,142)         (392,801)         (905,507)         (353,068)         (583,898)         (643,904)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $       (412,142) $       (385,703) $       (870,420) $       (338,765) $       (432,777) $       (626,929)
                         ================  ================  ================  ================  ================  ================

(h)  Previously known as Emerging Markets

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                           MFS Variable      MFS Variable       MFS Variable     MFS Variable      MFS Variable      MFS Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                               Trust             Trust             Trust             Trust             Trust             Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                  MFS          MFS Investors
                                              High Income         Growth         MFS Investors        MFS New        MFS Research
                          MFS Growth (i)        Series         Stock Series      Trust Series    Discovery Series        Series
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         15,324  $         49,020  $          2,602  $         37,545  $              -  $         12,746
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -                 -                 -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)             15,324            49,020             2,602            37,545                 -            12,746
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    996,246            29,992            38,508           436,292           740,977           510,326
      Cost of
         investments
         sold                     940,124            38,845            41,336           427,429           843,750           458,909
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares            56,122            (8,853)           (2,828)            8,863          (102,773)           51,417

Realized gain
   distributions                        -                 -            21,262           310,003         1,161,772                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)            56,122            (8,853)           18,434           318,866         1,058,999            51,417

Change in unrealized
   gains (losses)              (3,010,262)         (219,039)         (222,407)       (2,043,912)       (3,759,351)       (1,089,360)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        (2,954,140)         (227,892)         (203,973)       (1,725,046)       (2,700,352)       (1,037,943)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $     (2,938,816) $       (178,872) $       (201,371) $     (1,687,501) $     (2,700,352) $     (1,025,197)
                         ================  ================  ================  ================  ================  ================

(i)  Previously known as MFS Emerging Growth Series

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 MFS Variable
                           MFS Variable      MFS Variable      MFS Variable        Insurance        Oppenheimer       Oppenheimer
                             Insurance         Insurance        Insurance            Trust           Variable          Variable
                               Trust             Trust            Trust         (Service Class)    Account Funds     Account Funds
                            Sub-Account       Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                    MFS New
                                                                                   Discovery
                             MFS Total       MFS Utilities                          Series          Oppenheimer       Oppenheimer
                           Return Series        Series       MFS Value Series   (Service Class)    Balanced (a)      Core Bond (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $        542,096  $         24,834  $         13,141  $              -  $              -  $              -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -            (2,589)                -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)            542,096            24,834            13,141            (2,589)                -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  7,848,752           346,586            48,880           173,843             1,545               179
      Cost of
         investments
         sold                   8,239,336           329,864            57,637           218,902             1,888               206
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares          (390,584)           16,722            (8,757)          (45,059)             (343)              (27)

Realized gain
   distributions                1,073,722           257,075            44,341            81,771                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)           683,138           273,797            35,584            36,712              (343)              (27)

Change in unrealized
   gains (losses)              (4,343,699)       (1,077,871)         (453,991)         (196,153)           (1,208)           (1,369)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        (3,660,561)         (804,074)         (418,407)         (159,441)           (1,551)           (1,396)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $     (3,118,465) $       (779,240) $       (405,266) $       (162,030) $         (1,551) $         (1,396)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Oppenheimer
                                                                                                                       Variable
                            Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer      Account Funds
                             Variable          Variable           Variable         Variable          Variable       (Service Class
                           Account Funds     Account Funds     Account Funds     Account Funds     Account Funds        ("SC"))
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                              Oppenheimer
                            Oppenheimer       Main Street       Oppenheimer       Oppenheimer                         Oppenheimer
                              Global           Small Cap          MidCap           Strategic        Oppenheimer         Global
                          Securities (a)        Growth             Fund            Bond (a)          Value (a)      Securities (SC)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $              -  $         22,009  $              -  $              -  $          2,000  $         52,049
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -                 -                 -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)                  -            22,009                 -                 -             2,000            52,049
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                      1,539           148,021            41,280               443             1,030           234,794
      Cost of
         investments
         sold                       1,631           176,758            46,094               470             1,150           292,308
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares               (92)          (28,737)           (4,814)              (27)             (120)          (57,514)

Realized gain
   distributions                        -           244,383                 -                 -                 -           279,102
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)               (92)          215,646            (4,814)              (27)             (120)          221,588

Change in unrealized
   gains (losses)                  (1,070)       (2,284,225)         (380,798)             (178)           (2,670)       (2,484,383)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments            (1,162)       (2,068,579)         (385,612)             (205)           (2,790)       (2,262,795)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $         (1,162) $     (2,046,570) $       (385,612) $           (205) $           (790) $     (2,210,746)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                            Oppenheimer
                             Variable                         Panorama Series
                           Account Funds                         Fund, Inc.     PIMCO Advisors    PIMCO Advisors    PIMCO Advisors
                          (Service Class    Panorama Series    (Service Class      Variable          Variable          Variable
                              ("SC"))         Fund, Inc.          ("SC"))       Insurance Trust   Insurance Trust   Insurance Trust
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                            Oppenheimer
                            Main Street       Oppenheimer       Oppenheimer
                             Small Cap       International     International         NACM                                OpCap
                            Growth (SC)         Growth          Growth (SC)      Small Cap (j)    OpCap Balanced    Renaissance(e)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         19,465  $         11,339  $         23,526  $              -  $         42,730  $          4,427
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk             (22,754)                -           (19,939)          (13,029)           (3,387)                -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)             (3,289)           11,339             3,587           (13,029)           39,343             4,427
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  1,397,134           284,497         2,256,027         1,006,833           218,584           311,994
      Cost of
         investments
         sold                   1,587,454           290,320         2,078,598         1,390,901           274,382           459,642
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares          (190,320)           (5,823)          177,429          (384,068)          (55,798)         (147,648)

Realized gain
   distributions                  404,803                 -                 -         1,217,951           231,776           120,406
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)           214,483            (5,823)          177,429           833,883           175,978           (27,242)

Change in unrealized
   gains (losses)              (3,335,691)         (514,882)       (1,645,155)       (3,439,315)         (872,569)           (7,208)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        (3,121,208)         (520,705)       (1,467,726)       (2,605,432)         (696,591)          (34,450)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $     (3,124,497) $       (509,366) $     (1,464,139) $     (2,618,461) $       (657,248) $        (30,023)
                         ================  ================  ================  ================  ================  ================

(e)  For period beginning January 1, 2008 and ended January 18, 2008
(j)  Previously known as OpCap Small Cap

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                          PIMCO Variable    PIMCO Variable     PIMCO Variable   PIMCO Variable    Putnam Variable   Putnam Variable
                          Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust        Trust       Trust (Class IA)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                                        VT
                                                                                                   International
                                                                   PIMCO             PIMCO          Growth and       VT High Yield
                           Foreign Bond      Money Market       Real Return      Total Return         Income          (Class IA)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $        117,095  $         68,793  $         69,162  $        616,681  $        120,795  $         62,657
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk              (8,988)                -                 -           (27,130)          (13,437)                -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)            108,107            68,793            69,162           589,551           107,358            62,657
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    939,120           629,710           159,287         2,744,059         3,039,368           109,766
      Cost of
         investments
         sold                     966,333           629,710           160,382         2,740,407         3,690,432           134,260
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares           (27,213)                -            (1,095)            3,652          (651,064)          (24,494)

Realized gain
   distributions                        -                 -             3,162           269,105         1,338,730                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)           (27,213)                -             2,067           272,757           687,666           (24,494)

Change in unrealized
   gains (losses)                (201,486)                -          (245,398)         (282,587)       (4,478,743)         (223,565)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          (228,699)                -          (243,331)           (9,830)       (3,791,077)         (248,059)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $       (120,592) $         68,793  $       (174,169) $        579,721  $     (3,683,719) $       (185,402)
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                                                               T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price
                          Putnam Variable        Rydex             Equity           Equity            Equity            Equity
                         Trust (Class IA)   Variable Trust      Series, Inc.     Series, Inc.      Series, Inc.      Series, Inc.
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                         VT International
                            Growth and                         T. Rowe Price                                         T. Rowe Price
                              Income         Rydex Sector        Blue Chip       T. Rowe Price     T. Rowe Price      New America
                            (Class IA)         Rotation            Growth        Equity Income    Mid-Cap Growth        Growth
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         25,713  $              -  $          2,013  $        486,908  $              -  $              -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -                 -                 -                 -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)             25,713                 -             2,013           486,908                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    251,416           104,718           119,111         1,368,636           923,987           551,239
      Cost of
         investments
         sold                     277,169           104,826           122,743         1,607,477           926,084           522,887
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares           (25,753)             (108)           (3,632)         (238,841)           (2,097)           28,352

Realized gain
   distributions                  239,448             1,880                 -           631,717           504,109            79,934
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)           213,695             1,772            (3,632)          392,876           502,012           108,286

Change in unrealized
   gains (losses)                (925,328)         (306,809)         (900,632)       (9,644,387)       (4,917,242)         (884,332)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments          (711,633)         (305,037)         (904,264)       (9,251,511)       (4,415,230)         (776,046)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $       (685,920) $       (305,037) $       (902,251) $     (8,764,603) $     (4,415,230) $       (776,046)
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                           T. Rowe Price     The Universal     The Universal     The Universal     The Universal     The Universal
                           International     Institutional     Institutional     Institutional     Institutional     Institutional
                           Series, Inc.       Funds, Inc.       Funds, Inc.       Funds, Inc.       Funds, Inc.       Funds, Inc.
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                                               Van Kampen        Van Kampen
                           T. Rowe Price          UIF           UIF Emerging                        Van Kampen        Van Kampen
                           International        Capital           Markets         Van Kampen         UIF U.S.          UIF U.S.
                               Stock          Growth (k)        Equity (a)      UIF High Yield     Mid Cap Value      Real Estate
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $         98,622  $          2,856  $              -  $         22,246  $         87,382  $        144,338
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -            (3,210)                -                 -           (24,745)                -
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)             98,622              (354)                -            22,246            62,637           144,338
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  1,859,364           777,731            13,968            52,385         2,997,869           369,571
      Cost of
         investments
         sold                   1,788,100           745,583            15,026            65,138         3,365,422           500,550
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares            71,264            32,148            (1,058)          (12,753)         (367,553)         (130,979)

Realized gain
   distributions                  190,443                 -               272                 -         3,188,554         1,583,011
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)           261,707            32,148              (786)          (12,753)        2,821,001         1,452,032

Change in unrealized
   gains (losses)              (3,350,420)         (935,451)           (6,085)          (67,085)       (7,950,927)       (3,337,515)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        (3,088,713)         (903,303)           (6,871)          (79,838)       (5,129,926)       (1,885,483)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $     (2,990,091) $       (903,657) $         (6,871) $        (57,592) $     (5,067,289) $     (1,741,145)
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(k)  Previously known as Van Kampen UIF Equity Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------

                              Van Eck           Van Eck           Van Eck
                             Worldwide         Worldwide         Worldwide        Van Kampen        Van Kampen        Van Kampen
                             Insurance         Insurance         Insurance      Life Investment   Life Investment   Life Investment
                               Trust             Trust             Trust             Trust             Trust       Trust (Class II)
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

                              Van Eck           Van Eck
                             Worldwide         Worldwide          Van Eck                                           LIT Growth and
                             Absolute          Emerging          Worldwide                          LIT Growth          Income
                              Return            Markets         Hard Assets     LIT Government      and Income        (Class II)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $            124  $              -  $          8,057  $         24,220  $         57,038  $        106,933
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                 -                 -                 -                 -           (16,259)
      Administrative
         expense                        -                 -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net investment
         income (loss)                124                 -             8,057            24,220            57,038            90,674
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     48,086           325,557           421,383           339,680           208,216         1,062,516
      Cost of
         investments
         sold                      52,448           421,670           454,265           333,084           231,592         1,245,039
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares            (4,362)          (96,113)          (32,882)            6,596           (23,376)         (182,523)

Realized gain
   distributions                    3,982         1,100,232           441,170                 -            95,743           207,767
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized
         gains (losses)              (380)        1,004,119           408,288             6,596            72,367            25,244

Change in unrealized
   gains (losses)                 (35,032)       (3,268,789)       (2,043,327)           (9,505)       (1,176,569)       (2,333,807)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments           (35,412)       (2,264,670)       (1,635,039)           (2,909)       (1,104,202)       (2,308,563)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $        (35,288) $     (2,264,670) $     (1,626,982) $         21,311  $     (1,047,164) $     (2,217,889)
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
-----------------------------------------------------------------------------

                            Van Kampen
                          Life Investment     Wells Fargo      Wells Fargo
                         Trust (Class II)   Variable Trust    Variable Trust
                            Sub-Account       Sub-Account      Sub-Account
                         ----------------  ----------------  ----------------

                            LIT Mid Cap     Wells Fargo VT    Wells Fargo VT
                              Growth           Advantage        Advantage
                          (Class II) (l)       Discovery       Opportunity
                         ----------------  ----------------  ----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends                $              -  $              -  $        123,056
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk              (3,501)                -                 -
      Administrative
         expense                        -                 -                 -
                         ----------------  ----------------  ----------------

      Net investment
         income (loss)             (3,501)                -           123,056
                         ----------------  ----------------  ----------------

NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                  1,435,679         1,881,195           840,283
      Cost of
         investments
         sold                   1,584,417         1,494,373         1,041,963
                         ----------------  ----------------  ----------------

         Realized gains
            (losses) on
            fund shares          (148,738)          386,822          (201,680)

Realized gain
   distributions                  673,088                 -         1,452,480
                         ----------------  ----------------  ----------------

      Net realized
         gains (losses)           524,350           386,822         1,250,800

Change in unrealized
   gains (losses)              (1,698,960)       (2,852,944)       (4,355,202)
                         ----------------  ----------------  ----------------

      Net realized and
         unrealized
         gains (losses)
         on investments        (1,174,610)       (2,466,122)       (3,104,402)

                         ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS            $     (1,178,111) $     (2,466,122) $     (2,981,346)
                         ================  ================  ================

(l)  Previously known as LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    AIM Variable                        AIM Variable                        AIM Variable
                                      Insurance                          Insurance                           Insurance
                                        Funds                              Funds                               Funds
                                     Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                          AIM V. I.
                                      AIM V. I.                            Capital                         AIM V. I. Core
                                    Basic Value                         Appreciation                           Equity
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007               2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         40,554  $         32,212  $              -  $              -  $          6,124  $          2,699
Net realized gains
   (losses)                       831,365           445,018           (17,541)           10,069            (3,468)            1,070
Change in unrealized
   gains (losses)              (3,968,131)         (394,287)         (503,030)           90,726           (92,915)            9,013
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (3,096,212)           82,943          (520,571)          100,795           (90,259)           12,782
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,072,206         1,186,839           564,478           570,192           175,877           158,935
Benefit payments                   (5,675)           (9,518)             (779)             (390)             (830)                -
Payments on termination          (359,325)         (258,755)         (114,500)          (36,035)          (15,367)           (6,300)
Loans - net                       (81,821)          (54,603)          (23,516)          (11,690)           (6,683)             (851)
Records maintenance
   charge                        (572,538)         (628,542)         (252,252)         (236,490)          (77,617)          (60,927)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (170,091)          (90,868)           13,835           (92,367)           (8,175)           25,890
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (117,244)          144,553           187,266           193,220            67,205           116,747
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (3,213,456)          227,496          (333,305)          294,015           (23,054)          129,529

NET ASSETS AT BEGINNING
   OF PERIOD                    6,154,531         5,927,035         1,093,324           799,309           247,617           118,088
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      2,941,075  $      6,154,531  $        760,019  $      1,093,324  $        224,563  $        247,617
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      465,333           454,934            77,340            63,335            20,981            10,818
         Units issued              57,995            49,794            26,586            22,122            13,406            11,018
         Units redeemed           (62,581)          (39,395)          (10,439)           (8,117)           (7,150)             (855)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               460,747           465,333            93,487            77,340            27,237            20,981
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                    AIM Variable
                                      Insurance                  The Alger                 The Alger
                                        Funds                  American Fund             American Fund
                                     Sub-Account                Sub-Account               Sub-Account
                         ----------------------------------  ----------------  ----------------------------------

                                    AIM V. I. Mid                 Alger
                                       Cap Core                  American                Alger Capital
                                        Equity                   Balanced               Appreciation (b)
                         ----------------------------------  ----------------  ----------------------------------

                               2008              2007             2008 (a)           2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         22,707  $          2,628  $              -  $              -  $              -
Net realized gains
   (losses)                       152,291            22,920                (4)          355,354           369,063
Change in unrealized
   gains (losses)                (571,268)           56,920              (123)       (7,448,575)        3,538,252
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (396,270)           82,468              (127)       (7,093,221)        3,907,315
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          611,116           635,064             1,750         2,583,435         2,698,379
Benefit payments                     (717)          (12,235)                -           (11,057)          (30,377)
Payments on termination          (105,765)          (32,939)                -          (976,869)         (750,841)
Loans - net                       (10,804)           (3,977)                -          (240,316)         (227,573)
Records maintenance
   charge                        (275,972)         (226,294)             (588)       (1,451,646)       (1,368,262)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   62,872           (53,919)              261          (653,296)          995,340
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            280,730           305,700             1,423          (749,749)        1,316,666
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (115,540)          388,168             1,296        (7,842,970)        5,223,981

NET ASSETS AT BEGINNING
   OF PERIOD                    1,223,831           835,663                 -        16,234,159        11,010,178
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,108,291  $      1,223,831  $          1,296  $      8,391,189  $     16,234,159
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       85,321            63,823                 -           638,545           578,294
         Units issued              35,883            31,636               186            62,975           105,934
         Units redeemed           (13,111)          (10,138)               (4)          (99,252)          (45,683)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               108,093            85,321               182           602,268           638,545
                         ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(b)  Previously known as Alger Leveraged AllCap

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      The Alger                           The Alger                           The Alger
                                    American Fund                       American Fund                       American Fund
                                     Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                   Alger Income &                      Alger Large Cap                      Alger MidCap
                                       Growth                            Growth (c)                            Growth
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007               2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        109,464  $         48,271  $         20,043  $         37,075  $         34,618  $              -
Net realized gains
   (losses)                       (67,422)           57,495           (22,699)          314,290         6,682,945         3,713,171
Change in unrealized
   gains (losses)              (2,473,295)          493,403        (5,298,375)        1,640,221       (23,351,744)        3,457,441
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (2,431,253)          599,169        (5,301,031)        1,991,586       (16,634,181)        7,170,612
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          713,977           780,631         1,960,472         2,033,575         4,471,024         4,902,949
Benefit payments                   (5,441)           (4,753)          (19,300)          (16,690)          (42,935)          (43,818)
Payments on termination          (404,736)         (258,170)         (730,525)         (861,987)       (1,872,174)       (1,323,774)
Loans - net                       (48,621)          (57,333)         (109,094)         (106,336)         (272,901)         (595,438)
Records maintenance
   charge                        (440,421)         (480,778)       (1,074,241)       (1,096,728)       (2,330,036)       (2,509,832)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (158,278)         (231,130)          (65,943)         (397,119)       (1,466,048)          429,755
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (343,520)         (251,533)          (38,631)         (445,285)       (1,513,070)          859,842
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (2,774,773)          347,636        (5,339,662)        1,546,301       (18,147,251)        8,030,454

NET ASSETS AT BEGINNING
   OF PERIOD                    6,344,139         5,996,503        11,500,444         9,954,143        30,221,917        22,191,463
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      3,569,366  $      6,344,139  $      6,160,782  $     11,500,444  $     12,074,666  $     30,221,917
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      379,171           394,705           707,388           734,393         1,029,167           994,182
         Units issued              13,767            16,962            63,350            80,499           117,236           119,924
         Units redeemed           (40,512)          (32,496)          (66,719)         (107,504)         (157,799)          (84,939)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               352,426           379,171           704,019           707,388           988,604         1,029,167
                         ================  ================  ================  ================  ================  ================

(c)  Previously known as Alger Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                      The Alger              Alliancebernstein  Alliancebernstein  Alliancebernstein
                                    American Fund                  Fund               Fund                Fund
                                     Sub-Account               Sub-Account        Sub-Account          Sub-Account
                         ----------------------------------  -----------------  -----------------  -----------------

                                                                                      VPS                 VPS
                                   Alger SmallCap              VPS Growth &       International      International
                                      Growth (d)              Income Class A     Growth Class A      Value Class A
                         ----------------------------------  -----------------  -----------------  -----------------

                               2008              2007             2008 (a)          2008 (a)            2008 (a)
                         ----------------  ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              -  $              -  $               -  $               -  $               -
Net realized gains
   (losses)                       154,025           629,080                (40)            (1,033)              (619)
Change in unrealized
   gains (losses)              (3,643,133)          612,090               (402)            (1,393)            (2,900)
                         ----------------  ----------------  -----------------  -----------------  -----------------

Increase (decrease) in
   net assets from
   operations                  (3,489,108)        1,241,170               (442)            (2,426)            (3,519)
                         ----------------  ----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          760,935           832,541              7,318             15,715             11,536
Benefit payments                  (17,888)           (6,166)                 -                  -                  -
Payments on termination          (374,267)         (377,855)                 -               (100)              (104)
Loans - net                       (96,247)         (132,967)                 -                  -                  -
Records maintenance
   charge                        (472,204)         (555,600)            (1,454)            (3,286)            (2,459)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (122,461)         (252,691)               221              1,896              1,497
                         ----------------  ----------------  -----------------  -----------------  -----------------

Increase (decrease) in
   net assets from
   policy transactions           (322,132)         (492,738)             6,085             14,225             10,470
                         ----------------  ----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (3,811,240)          748,432              5,643             11,799              6,951

NET ASSETS AT BEGINNING
   OF PERIOD                    7,723,555         6,975,123                  -                  -                  -
                         ----------------  ----------------  -----------------  -----------------  -----------------

NET ASSETS AT END OF
   PERIOD                $      3,912,315  $      7,723,555  $           5,643  $          11,799  $           6,951
                         ================  ================  =================  =================  =================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      458,689           485,662                  -                  -                  -
         Units issued              30,316            84,080                918              2,686              3,946
         Units redeemed           (53,896)         (111,053)               (42)              (445)            (2,501)
                         ----------------  ----------------  -----------------  -----------------  -----------------
   Units outstanding at
      end of period               435,109           458,689                876              2,241              1,445
                         ================  ================  =================  =================  =================

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(d)  Previously known as Alger Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                                                                            DWS Investments
                                                                                                Variable
                         Alliancebernstein  Alliancebernstein  Alliancebernstein               Insurance
                               Fund                Fund               Fund                       Trust
                            Sub-Account        Sub-Account        Sub-Account                 Sub-Account
                         -----------------  -----------------  -----------------  ----------------------------------

                                              VPS Small/Mid        VPS Wealth
                           VPS Small Cap         Cap Value        Appreciation              DWS VIP Equity
                           Growth Class A         Class A       Strategy Class A              500 Index A
                         -----------------  -----------------  -----------------  ----------------------------------

                              2008 (a)          2008 (a)           2008 (a)             2008              2007
                         -----------------  -----------------  -----------------  ---------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $               -  $               -  $               -  $        48,260  $          33,077
Net realized gains
   (losses)                            (73)               (42)                 5           (4,596)            28,148
Change in unrealized
   gains (losses)                     (603)                (3)               190         (918,174)            49,276
                         -----------------  -----------------  -----------------  ---------------  -----------------

Increase (decrease) in
   net assets from
   operations                         (676)               (45)               195         (874,510)           110,501
                         -----------------  -----------------  -----------------  ---------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                             4,520              1,561              2,425          539,137            639,292
Benefit payments                         -                  -                  -          (50,872)              (340)
Payments on termination                  -                  -                  -         (157,235)          (114,428)
Loans - net                              -                  -                  -          (23,296)           (21,591)
Records maintenance
   charge                           (1,188)              (443)              (314)        (280,468)          (334,647)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                     3,135                204                718            4,259            (37,019)
                         -----------------  -----------------  -----------------  ---------------  -----------------

Increase (decrease) in
   net assets from
   policy transactions               6,467              1,322              2,829           31,525            131,267
                         -----------------  -----------------  -----------------  ---------------  -----------------

INCREASE (DECREASE) IN
   NET ASSETS                        5,791              1,277              3,024         (842,985)           241,768

NET ASSETS AT BEGINNING
   OF PERIOD                             -                  -                  -        2,322,251          2,080,483
                         -----------------  -----------------  -----------------  ---------------  -----------------

NET ASSETS AT END OF
   PERIOD                $           5,791  $           1,277  $           3,024  $     1,479,266  $       2,322,251
                         =================  =================  =================  ===============  =================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                             -                  -                  -          121,413            114,534
         Units issued                1,108                248                535           13,018             14,823
         Units redeemed               (157)               (44)               (27)         (11,375)            (7,944)
                         -----------------  -----------------  -----------------  ---------------  -----------------
   Units outstanding at
      end of period                    951                204                508          123,056            121,413
                         =================  =================  =================  ===============  =================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   DWS Investments
                                      Variable                               DWS                                 DWS
                                      Insurance                            Variable                           Variable
                                        Trust                              Series I                           Series I
                                     Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                    DWS VIP Small                                                           DWS VIP Global
                                     Cap Index A                         DWS VIP Bond                       Opportunities
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007               2008             2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         11,578  $          7,179  $        369,727  $        390,179  $         15,067  $         87,713
Net realized gains
   (losses)                        57,921            57,469          (103,942)            2,102           906,277           883,017
Change in unrealized
   gains (losses)                (357,781)          (83,203)       (1,480,694)          (78,737)       (4,297,666)         (369,054)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (288,282)          (18,555)       (1,214,909)          313,544        (3,376,322)          601,676
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          158,120           182,082         1,011,113         1,119,641           642,674           734,849
Benefit payments                     (821)             (386)          (10,815)          (22,074)           (3,769)          (14,306)
Payments on termination           (31,047)          (20,970)         (505,539)       (1,165,866)         (346,163)         (271,047)
Loans - net                       (31,228)          (14,835)          (42,711)          (99,125)          (78,091)         (134,755)
Records maintenance
   charge                         (76,346)          (88,755)         (682,398)         (679,666)         (380,735)         (438,802)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (13,488)           20,487          (413,578)         (285,440)          (63,877)          167,904
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions              5,190            77,623          (643,928)       (1,132,530)         (229,961)           43,843
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (283,092)           59,068        (1,858,837)         (818,986)       (3,606,283)          645,519

NET ASSETS AT BEGINNING
   OF PERIOD                      844,001           784,933         7,483,089         8,302,075         6,922,387         6,276,868
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        560,909  $        844,001  $      5,624,252  $      7,483,089  $      3,316,104  $      6,922,387
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       38,082            34,744           453,330           526,330           232,357           230,349
         Units issued               5,495             5,018            23,171            61,755            25,928            49,333
         Units redeemed            (5,159)           (1,680)          (66,502)         (134,755)          (35,826)          (47,325)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                38,418            38,082           409,999           453,330           222,459           232,357
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          DWS                                DWS                                DWS
                                       Variable                            Variable                          Variable
                                       Series I                            Series I                          Series II
                                      Sub-Account                        Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                    DWS VIP Growth                          DWS VIP                           DWS VIP
                                       and Income                        International                       Balanced A
                         ----------------------------------  ----------------------------------  ----------------------------------

                                2008              2007              2008              2007              2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         37,489  $         27,369  $         37,710  $         83,293  $        141,480  $        128,401
Net realized gains
   (losses)                       345,201            67,961           524,108           238,406           (22,340)           38,440
Change in unrealized
   gains (losses)              (1,120,320)          (64,761)       (2,237,954)          164,341        (1,224,650)           23,995
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (737,630)           30,569        (1,676,136)          486,040        (1,105,510)          190,836
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          213,000           248,683           284,677           312,204           541,648           616,879
Benefit payments                     (215)           (1,146)                -            (1,559)           (2,125)                -
Payments on termination          (490,734)          (88,422)         (220,956)         (103,811)         (241,962)         (229,873)
Loans - net                        (8,409)          (22,201)          (42,519)          (44,328)          (19,535)          (65,411)
Records maintenance
   charge                        (148,330)         (166,729)         (190,184)         (211,580)         (380,854)         (400,112)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   15,589               463          (337,611)          469,615          (166,479)           59,939
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (419,099)          (29,352)         (506,593)          420,541          (269,307)          (18,578)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (1,156,729)            1,217        (2,182,729)          906,581        (1,374,817)          172,258

NET ASSETS AT BEGINNING
   OF PERIOD                    2,248,942         2,247,725         3,875,708         2,969,127         4,204,257         4,031,999
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,092,213  $      2,248,942  $      1,692,979  $      3,875,708  $      2,829,440  $      4,204,257
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      176,161           178,457           218,118           191,472           340,979           342,603
         Units issued              10,207            12,217            49,539            74,888            17,793            25,279
         Units redeemed           (47,683)          (14,513)          (83,679)          (48,242)          (42,802)          (26,903)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               138,685           176,161           183,978           218,118           315,970           340,979
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Federated                          Federated                            Federated
                                      Insurance                          Insurance                            Insurance
                                       Series                              Series                              Series
                                     Sub-Account                        Sub-Account                          Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                       Federated Fund
                                      Federated                           for U.S.                         Federated High
                                    Capital Income                       Government                          Income Bond
                                       Fund II                          Securities II                          Fund II
                         ----------------------------------  ----------------------------------  ----------------------------------

                                2008              2007             2008               2007              2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        156,521  $        161,151  $        401,805  $        344,612  $        663,428  $        621,795
Net realized gains
   (losses)                       (42,982)           36,487           (15,828)          (32,312)         (215,558)            1,777
Change in unrealized
   gains (losses)                (758,473)          (69,687)          (40,241)          163,409        (2,377,727)         (373,424)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (644,934)          127,951           345,736           475,709        (1,929,857)          250,148
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          332,886           359,184         1,104,205         1,186,407           750,429           880,536
Benefit payments                   (5,545)         (148,397)         (135,054)          (87,932)          (12,418)         (165,160)
Payments on termination          (255,334)         (139,057)         (562,675)         (550,974)         (499,480)         (560,338)
Loans - net                       (28,771)          (41,679)          (63,175)         (118,147)          (47,110)         (102,353)
Records maintenance
   charge                        (280,232)         (298,657)         (932,677)         (820,041)         (589,702)         (641,383)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (318,637)          (80,743)          984,492           281,186          (579,089)         (871,899)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (555,633)         (349,349)          395,116          (109,501)         (977,370)       (1,460,597)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (1,200,567)         (221,398)          740,852           366,208        (2,907,227)       (1,210,449)

NET ASSETS AT BEGINNING
   OF PERIOD                    3,497,201         3,718,599         8,252,408         7,886,200         8,129,872         9,340,321
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      2,296,634  $      3,497,201  $      8,993,260  $      8,252,408  $      5,222,645  $      8,129,872
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      247,935           270,175           497,112           502,503           478,343           554,948
         Units issued              14,677            21,941           121,257            87,771            26,773           115,183
         Units redeemed           (56,067)          (44,181)         (100,681)          (93,162)          (86,376)         (191,788)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               206,545           247,935           517,688           497,112           418,740           478,343
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       Fidelity                             Fidelity                          Fidelity
                                       Variable                             Variable                          Variable
                                       Insurance                           Insurance                          Insurance
                                     Products Fund                       Products Fund                      Products Fund
                                      Sub-Account                         Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                       VIP Asset                                                                 VIP
                                        Manager                          VIP Contrafund                     Equity-Income
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007               2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        204,211  $        522,921  $        453,077  $        478,205  $        746,541  $        638,982
Net realized gains
   (losses)                       826,868           340,179           525,477        20,700,758          (839,219)        4,829,489
Change in unrealized
   gains (losses)              (3,914,630)          419,371       (32,922,728)      (10,067,792)      (18,456,835)       (4,811,758)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (2,883,551)        1,282,471       (31,944,174)       11,111,171       (18,549,513)          656,713
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,202,939         1,120,834        10,513,589        11,107,745         5,318,426         5,776,031
Benefit payments                 (515,876)         (375,162)         (571,090)         (428,985)         (102,861)         (264,550)
Payments on termination          (442,973)         (470,104)       (3,744,838)       (3,374,225)       (2,156,727)       (2,454,618)
Loans - net                       (42,944)         (112,772)         (671,242)       (1,037,900)         (438,077)         (569,260)
Records maintenance
   charge                        (847,370)         (753,280)       (6,277,180)       (6,110,312)       (3,604,735)       (3,794,483)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  691,829           238,139          (645,989)       (2,204,961)         (704,795)       (1,035,434)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             45,605          (352,345)       (1,396,750)       (2,048,638)       (1,688,769)       (2,342,314)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (2,837,946)          930,126       (33,340,924)        9,062,533       (20,238,282)       (1,685,601)

NET ASSETS AT BEGINNING
   OF PERIOD                    9,843,196         8,913,070        75,352,842        66,290,309        44,266,469        45,952,070
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      7,005,250  $      9,843,196  $     42,011,918  $     75,352,842  $     24,028,187  $     44,266,469
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      488,424           506,731         2,740,746         2,784,746         1,713,902         1,761,026
         Units issued             135,610            44,323           195,835           346,001            96,222           208,491
         Units redeemed          (127,068)          (62,630)         (236,445)         (390,001)         (145,130)         (255,615)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               496,966           488,424         2,700,136         2,740,746         1,664,994         1,713,902
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity                    Fidelity          Fidelity                  Fidelity
                                      Variable                    Variable          Variable                  Variable
                                      Insurance                  Insurance         Insurance                  Insurance
                                    Products Fund              Products Fund     Products Fund              Products Fund
                                     Sub-Account                Sub-Account       Sub-Account                Sub-Account
                         ----------------------------------  ----------------  ----------------  ----------------------------------

                                                                VIP Growth &        VIP High
                                      VIP Growth                   Income            Income                 VIP Index 500
                         ----------------------------------  ----------------  ----------------  ----------------------------------

                               2008              2007             2008 (a)         2008 (a)           2008               2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        197,822  $        229,534  $            142  $            495  $        842,573  $      1,608,233
Net realized gains
   (losses)                       603,800         1,119,786               (95)              (66)          271,933           906,377
Change in unrealized
   gains (losses)             (24,796,420)        9,752,957            (1,054)           (1,380)      (17,821,238)         (176,526)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                 (23,994,798)       11,102,277            (1,007)             (951)      (16,706,732)        2,338,084
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        6,405,698         6,875,708             9,812             6,732         8,797,743         9,518,034
Benefit payments                 (565,732)         (116,607)                -                 -           (18,576)          (58,881)
Payments on termination        (3,108,800)       (2,591,580)              (45)              (45)       (2,574,627)       (2,259,007)
Loans - net                      (496,931)         (620,719)                -                 -          (508,865)         (652,888)
Records maintenance
   charge                      (4,188,342)       (4,204,220)           (2,159)           (1,782)       (4,705,987)       (4,641,235)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net               (2,554,436)          998,560             2,941             1,083        (1,115,581)       (1,624,907)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (4,508,543)          341,142            10,549             5,988          (125,893)          281,116
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                 (28,503,341)       11,443,419             9,542             5,037       (16,832,625)        2,619,200

NET ASSETS AT BEGINNING
   OF PERIOD                   54,322,089        42,878,670                 -                 -        45,360,812        42,741,612
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     25,818,748  $     54,322,089  $          9,542  $          5,037  $     28,528,187  $     45,360,812
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    2,544,447         2,506,353                 -                 -         2,946,406         2,918,476
         Units issued             196,607           345,984             1,834               728           246,825           305,170
         Units redeemed          (423,274)         (307,890)             (267)              (48)         (259,318)         (277,240)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             2,317,780         2,544,447             1,567               680         2,933,913         2,946,406
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                             Fidelity                    Fidelity                  Fidelity                   Fidelity
                             Variable                    Variable                  Variable                   Variable
                             Insurance                   Insurance                 Insurance                  Insurance
                           Products Fund               Products Fund             Products Fund              Products Fund
                            Sub-Account                 Sub-Account               Sub-Account                Sub-Account
                         ----------------  ----------------------------------  ----------------  ----------------------------------

                           VIP Index 500               VIP Investment                                        VIP Money
                           Service Class                 Grade Bond                VIP Mid Cap                 Market
                         ----------------  ----------------------------------  ----------------  ----------------------------------

                              2008 (a)            2008             2007             2008 (a)           2008               2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $            707  $        114,542  $         80,436  $             55  $        791,033  $      1,218,233
Net realized gains
   (losses)                          (183)           (8,395)              514               324                 -                 -
Change in unrealized
   gains (losses)                  (3,186)         (212,524)           17,913            (1,928)                -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                      (2,662)         (106,377)           98,863            (1,549)          791,033         1,218,233
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           44,304         1,390,220         1,354,881            12,488         4,389,271         4,656,960
Benefit payments                        -            (3,139)           (1,933)                -           (45,485)          (42,099)
Payments on termination               (28)         (195,156)          (79,647)              (50)       (3,189,120)       (6,850,768)
Loans - net                             -           (13,685)          (20,033)                -          (718,536)         (194,077)
Records maintenance
   charge                          (9,043)         (715,427)         (539,290)           (2,152)       (2,690,544)       (2,201,786)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    4,940            28,114           (40,504)            4,063        10,825,619         6,049,510
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             40,173           490,927           673,474            14,349         8,571,205         1,417,740
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                      37,511           384,550           772,337            12,800         9,362,238         2,635,973

NET ASSETS AT BEGINNING
   OF PERIOD                            -         2,589,936         1,817,599                 -        23,732,280        21,096,307
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $         37,511  $      2,974,486  $      2,589,936  $         12,800  $     33,094,518  $     23,732,280
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                            -           214,672           157,204                 -         1,626,414         1,519,052
         Units issued               6,009            58,328            72,324             4,184         2,213,761         2,951,256
         Units redeemed              (255)          (17,906)          (14,856)           (2,166)       (1,630,055)       (2,843,894)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                 5,754           255,094           214,672             2,018         2,210,120         1,626,414
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                      Fidelity                    Fidelity         Fidelity
                                      Variable                    Variable         Variable
                                      Insurance                  Insurance         Insurance         Franklin
                                    Products Fund              Products Fund     Products Fund    Templeton Fund
                                     Sub-Account                Sub-Account       Sub-Account       Sub-Account
                         ----------------------------------  ----------------  ----------------  ----------------

                                                                                                    VIP Global
                                                                  VIP Real         VIP Value      Communications
                                     VIP Overseas                  Estate         Strategies       Securities
                         ----------------------------------  ----------------  ----------------  ----------------

                               2008              2007             2008 (a)          2008 (a)         2008 (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        441,259  $        703,127  $            288  $             23  $              -
Net realized gains
   (losses)                     2,401,004         3,593,529                66              (163)              (32)
Change in unrealized
   gains (losses)             (13,013,619)         (816,296)           (3,193)             (697)             (801)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                 (10,171,356)        3,480,360            (2,839)             (837)             (833)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        3,025,550         3,033,707            12,020             3,159             2,997
Benefit payments                 (512,557)         (107,699)                -                 -                 -
Payments on termination        (1,147,480)       (1,099,778)                -               (21)                -
Loans - net                      (119,235)         (272,996)                -                 -                 -
Records maintenance
   charge                      (1,824,587)       (1,737,571)           (1,427)             (631)             (654)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (579,170)       (1,436,264)            2,618               168               570
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,157,479)       (1,620,601)           13,211             2,675             2,913
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                 (11,328,835)        1,859,759            10,372             1,838             2,080

NET ASSETS AT BEGINNING
   OF PERIOD                   24,063,542        22,203,783                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     12,734,707  $     24,063,542  $         10,372  $          1,838  $          2,080
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,059,258         1,130,343                 -                 -                 -
         Units issued             192,698           306,346             1,964               454               370
         Units redeemed          (239,672)         (377,431)              (25)              (98)              (13)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,012,284         1,059,258             1,939               356               357
                         ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin          Franklin          Franklin          Franklin
                          Templeton Fund    Templeton Fund    Templeton Fund    Templeton Fund    Templeton Fund
                            Sub-Account      Sub-Account       Sub-Account       Sub-Account        Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------

                                                                                 VIP Small-Mid     VIP Strategic
                          VIP High Income     VIP Income       VIP Small Cap      Cap Growth          Income
                             Securities       Securities     Value Securities     Securities       Securities
                         ----------------  ----------------  ----------------  ----------------  ----------------

                             2008 (a)           2008 (a)         2008 (a)           2008 (a)          2008 (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              6  $            189  $              2  $              -  $              2
Net realized gains
   (losses)                           (69)             (370)               (8)              (51)              (20)
Change in unrealized
   gains (losses)                    (284)           (2,018)              347              (345)              (27)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                        (347)           (2,199)              341              (396)              (45)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                            3,307            13,897             7,796             5,106             3,492
Benefit payments                        -                 -                 -                 -                 -
Payments on termination                 -                 -                 -              (134)              (27)
Loans - net                             -                 -                 -                 -                 -
Records maintenance
   charge                            (603)           (1,849)           (1,272)             (964)             (816)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                      345               107             4,615               548                87
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions              3,049            12,155            11,139             4,556             2,736
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                       2,702             9,956            11,480             4,160             2,691

NET ASSETS AT BEGINNING
   OF PERIOD                            -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $          2,702  $          9,956  $         11,480  $          4,160  $          2,691
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                            -                 -                 -                 -                 -
         Units issued                 409             3,736             1,796               743               340
         Units redeemed               (51)           (2,311)              (49)              (60)              (30)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                   358             1,425             1,747               683               310
                         ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin          Franklin          Franklin          Franklin
                          Templeton Fund    Templeton Fund    Templeton Fund    Templeton Fund    Templeton Fund
                            Sub-Account      Sub-Account       Sub-Account       Sub-Account        Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------

                                              VIP Mutual        VIP Mutual        VIP Global        VIP Global
                              VIP U.S.         Discovery          Shares             Asset             Income
                             Government       Securities        Securities        Allocation        Securities
                         ----------------  ----------------  ----------------  ----------------  ----------------

                              2008 (a)          2008 (a)          2008 (a)          2008 (a)         2008 (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              3  $             71  $            256  $              5  $              2
Net realized gains
   (losses)                             -                 7               342               (33)               32
Change in unrealized
   gains (losses)                      57            (1,343)           (2,976)              160               493
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                          60            (1,265)           (2,378)              132               527
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                            2,409             8,807            15,859             7,181            12,375
Benefit payments                        -                 -                 -                 -                 -
Payments on termination                 -                 -                 -                 -              (390)
Loans - net                             -                 -                 -                 -                 -
Records maintenance
   charge                            (446)           (1,346)           (1,359)           (1,676)           (1,756)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    2,532            13,622             3,826             2,426             6,146
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions              4,495            21,083            18,326             7,931            16,375
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                       4,555            19,818            15,948             8,063            16,902

NET ASSETS AT BEGINNING
   OF PERIOD                            -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $          4,555  $         19,818  $         15,948  $          8,063  $         16,902
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                            -                 -                 -                 -                 -
         Units issued                 442             2,724             4,692             1,124             3,872
         Units redeemed                (9)              (75)           (2,288)              (62)           (2,201)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                   433             2,649             2,404             1,062             1,671
                         ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                           Ibbotson Fund     Ibbotson Fund     Ibbotson Fund     Ibbotson Fund     Ibbotson Fund
                            Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------

                            Aggressive
                             Growth ETF      Balanced ETF      Conservative       Growth ETF      Income & Growth
                               Asset             Asset           ETF Asset           Asset           ETF Asset
                             Allocation       Allocation        Allocation        Allocation         Allocation
                         ----------------  ----------------  ----------------  ----------------  ----------------

                              2008 (a)          2008 (a)          2008 (a)          2008 (a)          2008 (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $            676  $          1,453  $             37  $            187  $            954
Net realized gains
   (losses)                        (1,707)           (1,825)               (4)             (941)             (741)
Change in unrealized
   gains (losses)                 (15,585)           (3,432)              (11)          (28,974)             (607)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                     (16,616)           (3,804)               22           (29,728)             (394)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          157,022           128,673             4,156           272,725            26,100
Benefit payments                        -                 -                 -                 -                 -
Payments on termination                 -                 -                 -              (559)             (250)
Loans - net                             -                 -                 -                 -                 -
Records maintenance
   charge                         (37,116)          (29,565)           (1,685)          (66,022)           (5,918)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   82,651            23,705             1,913            25,767             5,507
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            202,557           122,813             4,384           231,911            25,439
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     185,941           119,009             4,406           202,183            25,045

NET ASSETS AT BEGINNING
   OF PERIOD                            -                 -                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        185,941  $        119,009  $          4,406  $        202,183  $         25,045
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                            -                 -                 -                 -                 -
         Units issued              30,726            19,248               498            30,858             4,680
         Units redeemed            (2,340)           (3,718)              (25)           (1,864)           (1,735)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                28,386            15,530               473            28,994             2,945
                         ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen                        Janus Aspen                         Janus Aspen
                                        Series                              Series                             Series
                                      Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                                                               Forty
                                       Balanced                          Flexible Bond                       Portfolio
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        715,752  $        719,030  $        304,720  $        299,211  $         (3,539) $          1,864
Net realized gains
   (losses)                     2,489,332           497,600           (49,674)          (99,367)          121,670           177,218
Change in unrealized
   gains (losses)              (8,343,777)        1,870,779           126,739           236,105        (1,539,968)          510,158
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (5,138,693)        3,087,409           381,785           435,949        (1,421,837)          689,240
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        3,364,651         3,649,073           797,584           874,282           977,757           656,686
Benefit payments                 (494,356)         (114,113)          (11,893)           (3,893)         (468,067)          (52,222)
Payments on termination        (1,908,617)       (1,793,546)         (619,201)         (295,173)         (185,082)         (137,683)
Loans - net                      (261,523)         (315,646)         (101,961)          (59,391)          (21,581)          (17,358)
Records maintenance
   charge                      (2,705,918)       (2,603,469)         (628,529)         (550,270)         (499,798)         (339,115)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  219,173            21,885           361,588        (1,046,889)          663,781           703,669
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,786,590)       (1,155,816)         (202,412)       (1,081,334)          467,010           813,977
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (6,925,283)        1,931,593           179,373          (645,385)         (954,827)        1,503,217

NET ASSETS AT BEGINNING
   OF PERIOD                   32,488,339        30,556,746         6,747,386         7,392,771         2,902,172         1,398,955
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     25,563,056  $     32,488,339  $      6,926,759  $      6,747,386  $      1,947,345  $      2,902,172
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,241,500         1,283,881           370,179           432,278           150,800            99,359
         Units issued              82,583            49,139            72,898            40,106            94,100           110,062
         Units redeemed          (156,909)          (91,520)          (82,892)         (102,205)          (61,309)          (58,621)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,167,174         1,241,500           360,185           370,179           183,591           150,800
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                            Janus Aspen      Janus Aspen        Janus Aspen       Janus Aspen                Janus Aspen
                              Series            Series             Series            Series                    Series
                            Sub-Account      Sub-Account        Sub-Account       Sub-Account                Sub-Account
                         ----------------  ----------------  ----------------  ----------------  ----------------------------------

                            Fundamental       Global Life         Global         International                Large Cap
                               Equity          Sciences         Technology          Growth                      Growth
                         ----------------  ----------------  ----------------  ----------------  ----------------------------------

                              2008 (a)          2008 (a)          2008 (a)          2008 (a)            2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $             11  $              -  $              2  $             31  $        114,445  $        130,811
Net realized gains
   (losses)                           (11)               (7)              (45)               24          (125,227)          392,455
Change in unrealized
   gains (losses)                    (121)             (524)             (987)           (5,342)      (14,068,214)        4,338,182
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                        (121)             (531)           (1,030)           (5,287)      (14,078,996)        4,861,448
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                            2,367             3,897             4,835            25,123         3,501,358         3,950,805
Benefit payments                        -                 -                 -                 -           (88,798)         (105,332)
Payments on termination               (93)                -                 -               (42)       (1,886,211)       (2,186,060)
Loans - net                             -                 -                 -                 -          (353,929)         (487,028)
Records maintenance
   charge                            (461)             (754)           (1,275)           (3,894)       (2,593,100)       (2,707,762)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    2,372               224             1,067             5,404        (1,054,165)         (126,137)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions              4,185             3,367             4,627            26,591        (2,474,845)       (1,661,514)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                       4,064             2,836             3,597            21,304       (16,553,841)        3,199,934

NET ASSETS AT BEGINNING
   OF PERIOD                            -                 -                 -                 -        36,964,351        33,764,417
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $          4,064  $          2,836  $          3,597  $         21,304  $     20,410,510  $     36,964,351
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                            -                 -                 -                 -         1,859,164         1,943,176
         Units issued                 688               384               654             4,639            69,954            83,800
         Units redeemed               (22)               (8)              (52)              (92)         (198,176)         (167,812)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                   666               376               602             4,547         1,730,942         1,859,164
                         ================  ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                    Janus Aspen                 Janus Aspen               Janus Aspen
                                      Series                       Series                   Series
                                    Sub-Account                 Sub-Account              Sub-Account
                         ----------------------------------  ----------------  --------------------------------

                                                                                           Worldwide
                                   Mid Cap Growth             Mid Cap Value                 Growth
                         ----------------------------------  ----------------  ----------------------------------

                               2008              2007             2008 (a)            2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        (23,957) $        (47,195) $             57  $        247,153  $        149,413
Net realized gains
   (losses)                     2,414,554         1,181,509              (102)          (99,604)          925,649
Change in unrealized
   gains (losses)             (20,979,859)        6,973,044            (1,306)      (16,773,483)        2,387,519
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                 (18,589,262)        8,107,358            (1,351)      (16,625,934)        3,462,581
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        3,633,974         4,053,238            10,204         3,611,862         4,010,480
Benefit payments                 (567,247)         (102,638)                -          (104,911)         (122,730)
Payments on termination        (2,260,205)       (2,221,364)                -        (2,099,081)       (2,424,032)
Loans - net                      (443,847)         (558,586)                -          (338,446)         (515,568)
Records maintenance
   charge                      (2,852,309)       (2,951,098)           (2,324)       (2,632,127)       (3,000,619)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  136,224        (1,755,624)            1,067          (728,140)         (533,051)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (2,353,410)       (3,536,072)            8,947        (2,290,843)       (2,585,520)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                 (20,942,672)        4,571,286             7,596       (18,916,777)          877,061

NET ASSETS AT BEGINNING
   OF PERIOD                   44,058,057        39,486,771                 -        38,443,037        37,565,976
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $     23,115,385  $     44,058,057  $          7,596  $     19,526,260  $     38,443,037
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,667,619         1,805,679                 -         1,801,541         1,910,117
         Units issued             155,387           155,020             1,164            60,662            72,897
         Units redeemed          (247,273)         (293,080)              (97)         (191,358)         (181,473)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period             1,575,733         1,667,619             1,067         1,670,845         1,801,541
                         ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                     Janus Aspen                        Janus Aspen                 Janus Aspen
                                       Series                              Series                     Series
                                  (Service Shares)                    (Service Shares)           (Service Shares)
                                     Sub-Account                        Sub-Account                 Sub-Account
                         ----------------------------------  ----------------------------------  ----------------

                                                                                                   International
                                       Balanced                        Foreign Stock                   Growth
                                  (Service Shares)                    (Service Shares)           (Service Shares)
                         ----------------------------------  ----------------------------------  ----------------

                               2008               2007         2008 (f) (g)           2007         2008 (a) (g)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         79,327  $         66,020  $        225,263  $         86,080  $        145,174
Net realized gains
   (losses)                       199,442            21,070           795,168           683,024           566,844
Change in unrealized
   gains (losses)                (837,349)          171,882        (1,514,055)          227,526        (4,668,294)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (558,580)          258,972          (493,624)          996,630        (3,956,276)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,464,940         1,534,236           333,084           950,131           685,895
Benefit payments                   (6,101)          (29,359)          (10,419)          (24,519)          (28,342)
Payments on termination          (189,290)         (140,509)         (208,516)         (421,205)         (170,684)
Loans - net                       (22,679)          (15,525)          (16,169)          (45,329)          (42,572)
Records maintenance
   charge                        (752,676)         (646,044)         (205,220)         (541,458)         (395,687)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (132,335)          (51,121)       (8,197,592)        2,559,247         7,631,717
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            361,859           651,678        (8,304,832)        2,476,867         7,680,327
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (196,721)          910,650        (8,798,456)        3,473,497         3,724,051

NET ASSETS AT BEGINNING
   OF PERIOD                    3,139,191         2,228,541         8,798,456         5,324,959                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      2,942,470  $      3,139,191  $              -  $      8,798,456  $      3,724,051
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      189,510           148,375           489,791           350,801                 -
         Units issued              34,261            51,401            61,680           258,574           860,126
         Units redeemed           (12,152)          (10,266)         (551,471)         (119,584)          (68,918)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               211,619           189,510                 -           489,791           791,208
                         ================  ================  ================  ================  ================

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(f)  For period beginning January 1, 2008 and ended May 1, 2008
(g) On May 1, 2008 Foreign Stock (Service Shares) merged into Janus Aspen Series International Growth (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     Janus Aspen                         Janus Aspen                         Janus Aspen
                                       Series                               Series                             Series
                                  (Service Shares)                     (Service Shares)                   (Service Shares)
                                     Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                    Mid Cap Value                     Risk-Managed Core                  Small Company Value
                                  (Service Shares)                     (Service Shares)                   (Service Shares)
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         66,640  $         53,160  $          3,922  $          2,696  $              -  $          7,426
Net realized gains
   (losses)                       143,525            57,926            22,203             4,137            23,594            27,470
Change in unrealized
   gains (losses)                (818,978)          (18,106)         (254,550)           21,335          (435,736)          (97,345)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (608,813)           92,980          (228,425)           28,168          (412,142)          (62,449)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          939,990           955,575           231,304           256,226           643,827           640,390
Benefit payments                        -                 -                 -              (392)                -                 -
Payments on termination          (103,825)          (49,175)          (30,885)          (19,752)          (44,189)          (14,756)
Loans - net                        (5,522)           (6,635)           (2,041)           (8,082)             (468)           (1,395)
Records maintenance
   charge                        (441,945)         (379,005)         (113,691)         (104,219)         (277,811)         (216,821)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (59,745)          (28,534)          (15,203)            8,124            24,338            62,595
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            328,953           492,226            69,484           131,905           345,697           470,013
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (279,860)          585,206          (158,941)          160,073           (66,445)          407,564

NET ASSETS AT BEGINNING
   OF PERIOD                    1,925,743         1,340,537           591,232           431,159           912,317           504,753
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,645,883  $      1,925,743  $        432,291  $        591,232  $        845,872  $        912,317
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      124,147            92,618            39,499            30,571            71,999            37,400
         Units issued              32,929            40,670             9,023            10,530            34,036            40,833
         Units redeemed            (9,922)           (9,141)           (3,226)           (1,602)           (1,866)           (6,234)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               147,154           124,147            45,296            39,499           104,169            71,999
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                                                                                    Legg Mason
                                                                                                     Partners
                                     Janus Aspen                            Lazard                   Variable
                                       Series                             Retirement               Portfolios I,
                                  (Service Shares)                       Series, Inc.                  Inc.
                                     Sub-Account                         Sub-Account                Sub-Account
                         ----------------------------------  ----------------------------------  ----------------

                                      Worldwide                                                     Legg Mason
                                        Growth                            Emerging                 Variable All
                                  (Service Shares)                     Markets Equity             Cap Portfolio I
                         ----------------------------------  ----------------------------------  ----------------

                               2008              2007             2008 (h)            2007          2007 (m) (n)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $          7,098  $          4,993  $         35,087  $         16,985  $          2,388
Net realized gains
   (losses)                         5,447            35,396            89,297           283,103           150,008
Change in unrealized
   gains (losses)                (398,248)           37,916          (994,804)           77,033          (108,965)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (385,703)           78,305          (870,420)          377,121            43,431
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          173,993           199,391           471,169           463,941            93,027
Benefit payments                        -                 -                 -                 -                 -
Payments on termination           (66,710)          (40,954)          (70,914)          (66,763)          (14,105)
Loans - net                       (24,084)          (19,336)          (16,633)           (6,172)           (1,664)
Records maintenance
   charge                         (85,922)         (102,708)         (237,006)         (206,661)          (45,057)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   27,263           (68,548)            9,148            98,610          (810,562)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             24,540           (32,155)          155,764           282,955          (778,361)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (361,163)           46,150          (714,656)          660,076          (734,930)

NET ASSETS AT BEGINNING
   OF PERIOD                      853,133           806,983         1,660,371         1,000,295           734,930
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        491,970  $        853,133  $        945,715  $      1,660,371  $              -
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       44,557            46,093            32,199            25,859            37,139
         Units issued               7,627             5,664             8,480            11,245             3,713
         Units redeemed            (5,631)           (7,200)           (4,914)           (4,905)          (40,852)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                46,553            44,557            35,765            32,199                 -
                         ================  ================  ================  ================  ================

(h)  Previously known as Emerging Markets
(m)  For period beginning January 1, 2007 and ended April 27, 2007
(n) On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       Legg Mason                          Legg Mason                          Legg Mason
                                        Partners                            Partners                            Partners
                                        Variable                            Variable                            Variable
                                   Portfolios I, Inc.                  Portfolios I, Inc.                  Portfolios I, Inc.
                                       Sub-Account                        Sub-Account                          Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                       Legg Mason                          Legg Mason                          Legg Mason
                                        Variable                            Variable                             Variable
                                      Fundamental                          Global High                          Investors
                                         Value                            Yield Bond II                        Portfolio I
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008          2007 (n) (o)          2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         14,303  $         10,858  $        151,121  $         79,086  $         16,975  $         18,478
Net realized gains
   (losses)                       (32,971)           41,373           (21,251)            4,790             9,648            84,557
Change in unrealized
   gains (losses)                (320,097)          (87,271)         (562,647)          (89,006)         (653,552)          (46,967)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (338,765)          (35,040)         (432,777)           (5,130)         (626,929)           56,068
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          311,422           213,420           598,421           602,061           251,519           278,204
Benefit payments                        -              (405)           (1,405)           (4,438)             (579)              (63)
Payments on termination           (44,236)          (28,543)          (67,253)          (44,873)         (117,994)          (48,738)
Loans - net                        (9,105)           (4,290)          (22,507)           (7,037)          (17,063)          (25,384)
Records maintenance
   charge                        (145,745)          (99,698)         (273,598)         (229,756)         (145,335)         (147,631)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (44,622)          827,860           163,008             7,250               153           165,690
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             67,714           908,344           396,666           323,207           (29,299)          222,078
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (271,051)          873,304           (36,111)          318,077          (656,228)          278,146

NET ASSETS AT BEGINNING
   OF PERIOD                      873,304                 -         1,077,920           759,843         1,739,272         1,461,126
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        602,253  $        873,304  $      1,041,809  $      1,077,920  $      1,083,044  $      1,739,272
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       90,999                 -            84,981            59,865           121,209           105,471
         Units issued              21,752            96,258            45,428            29,848            16,118            35,291
         Units redeemed           (13,806)           (5,259)          (11,679)           (4,732)          (19,987)          (19,553)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                98,945            90,999           118,730            84,981           117,340           121,209
                         ================  ================  ================  ================  ================  ================

(n) On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(o)  For period beginning April 27, 2007 and ended December 31, 2007

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     MFS Variable                        MFS Variable                       MFS Variable
                                      Insurance                           Insurance                           Insurance
                                        Trust                               Trust                               Trust
                                     Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                           MFS High                         MFS Investors
                                      MFS Growth                         Income Series                   Growth Stock Series
                         ----------------------------------  ----------------------------------  ----------------------------------

                             2008 (i)            2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         15,324  $              -  $         49,020  $         30,704  $          2,602  $            971
Net realized gains
   (losses)                        56,122           164,517            (8,853)             (577)           18,434             4,310
Change in unrealized
   gains (losses)              (3,010,262)        1,300,988          (219,039)          (24,337)         (222,407)           33,129
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (2,938,816)        1,465,505          (178,872)            5,790          (201,371)           38,410
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          850,082           939,513           307,189           322,170           252,878           237,394
Benefit payments                  (17,243)          (12,868)              (33)                -              (807)              (27)
Payments on termination          (453,459)         (387,509)          (35,130)          (22,192)          (27,710)          (23,964)
Loans - net                       (91,869)         (182,017)             (879)           (5,517)           (3,738)           (4,363)
Records maintenance
   charge                        (553,633)         (563,815)         (162,349)         (131,430)         (117,631)         (102,572)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (338,466)           36,147           (10,170)           15,108               230            71,499
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (604,588)         (170,549)           98,628           178,139           103,222           177,967
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (3,543,404)        1,294,956           (80,244)          183,929           (98,149)          216,377

NET ASSETS AT BEGINNING
   OF PERIOD                    8,261,191         6,966,235           540,019           356,090           476,777           260,400
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      4,717,787  $      8,261,191  $        459,775  $        540,019  $        378,628  $        476,777
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      532,532           544,133            43,385            29,114            34,646            21,072
         Units issued              29,197            57,136            11,144            18,015            12,192            16,815
         Units redeemed           (75,790)          (68,737)           (2,873)           (3,744)           (3,254)           (3,241)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               485,939           532,532            51,656            43,385            43,584            34,646
                         ================  ================  ================  ================  ================  ================

(i) Previously known as MFS Emerging Growth Series

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    MFS Variable                         MFS Variable                     MFS Variable
                                      Insurance                           Insurance                        Insurance
                                        Trust                               Trust                            Trust
                                     Sub-Account                         Sub-Account                      Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                           MFS New
                                     MFS Investors                        Discovery                       MFS Research
                                     Trust Series                          Series                            Series
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         37,545  $         39,815  $              -  $              -  $         12,746  $         20,418
Net realized gains
   (losses)                       318,866           145,713         1,058,999           634,404            51,417            80,957
Change in unrealized
   gains (losses)              (2,043,912)          283,723        (3,759,351)         (446,118)       (1,089,360)          268,678
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (1,687,501)          469,251        (2,700,352)          188,286        (1,025,197)          370,053
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          503,073           555,201         1,194,569         1,307,558           233,557           276,328
Benefit payments                   (4,461)           (2,371)          (10,484)           (6,906)                -                 -
Payments on termination          (171,219)         (165,763)         (437,612)         (327,793)         (103,995)         (327,575)
Loans - net                       (48,752)          (54,406)          (83,939)         (170,358)          (10,997)          (33,945)
Records maintenance
   charge                        (355,937)         (347,629)         (618,642)         (658,148)         (161,545)         (176,576)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  418,817          (186,347)         (166,435)         (200,770)         (218,346)          122,127
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            341,521          (201,315)         (122,543)          (56,417)         (261,326)         (139,641)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (1,345,980)          267,936        (2,822,895)          131,869        (1,286,523)          230,412

NET ASSETS AT BEGINNING
   OF PERIOD                    4,874,594         4,606,658         6,967,782         6,835,913         3,052,016         2,821,604
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      3,528,614  $      4,874,594  $      4,144,887  $      6,967,782  $      1,765,493  $      3,052,016
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      336,622           350,903           318,149           319,984           200,774           210,125
         Units issued              64,037            15,577            34,371            26,990            18,518            18,303
         Units redeemed           (36,537)          (29,858)          (40,583)          (28,825)          (37,579)          (27,654)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               364,122           336,622           311,937           318,149           181,713           200,774
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    MFS Variable                         MFS Variable                       MFS Variable
                                     Insurance                             Insurance                          Insurance
                                       Trust                                 Trust                              Trust
                                    Sub-Account                           Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                     MFS Total                           MFS Utilities                       MFS Value
                                   Return Series                            Series                             Series
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        542,096  $        478,755  $         24,834  $         11,816  $         13,141  $          8,037
Net realized gains
   (losses)                       683,138           565,438           273,797           112,529            35,584            29,595
Change in unrealized
   gains (losses)              (4,343,699)         (279,019)       (1,077,871)          221,260          (453,991)           24,844
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (3,118,465)          765,174          (779,240)          345,605          (405,266)           62,476
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,875,980         2,097,664           648,121           616,227           392,301           464,301
Benefit payments                  (14,334)          (60,350)                -                 -                 -              (973)
Payments on termination        (7,176,780)         (569,304)          (85,021)          (81,179)          (40,196)          (18,311)
Loans - net                       (88,761)         (129,620)          (24,199)          (23,564)           (4,291)           (7,929)
Records maintenance
   charge                      (1,175,141)       (1,215,289)         (303,002)         (230,075)         (186,331)         (146,741)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (738,392)          252,104          (108,980)          360,553             1,500           152,045
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (7,317,428)          375,205           126,919           641,962           162,983           442,392
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                 (10,435,893)        1,140,379          (652,321)          987,567          (242,283)          504,868

NET ASSETS AT BEGINNING
   OF PERIOD                   19,554,932        18,414,553         2,003,981         1,016,414         1,139,411           634,543
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      9,119,039  $     19,554,932  $      1,351,660  $      2,003,981  $        897,128  $      1,139,411
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                    1,039,350         1,019,990            56,208            36,461            72,335            43,469
         Units issued              31,090            68,113            15,679            23,115            16,003            39,084
         Units redeemed          (448,008)          (48,753)          (11,064)           (3,368)           (3,860)          (10,218)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               622,432         1,039,350            60,823            56,208            84,478            72,335
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                    MFS Variable
                                      Insurance                 Oppenheimer       Oppenheimer       Oppenheimer
                                        Trust                     Variable          Variable         Variable
                                   (Service Class)             Account Funds     Account Funds     Account Funds
                                     Sub-Account                Sub-Account       Sub-Account       Sub-Account
                         ----------------------------------  ----------------  ----------------  ----------------

                                       MFS New
                                      Discovery                                                     Oppenheimer
                                        Series                  Oppenheimer       Oppenheimer         Global
                                   (Service Class)               Balanced          Core Bond        Securities
                         ----------------------------------  ----------------  ----------------  ----------------

                               2008              2007             2008 (a)          2008 (a)          2008 (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         (2,589) $         (3,930) $              -  $              -  $              -
Net realized gains
   (losses)                        36,712            63,055              (343)              (27)              (92)
Change in unrealized
   gains (losses)                (196,153)          (45,347)           (1,208)           (1,369)           (1,070)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (162,030)           13,778            (1,551)           (1,396)           (1,162)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           37,573            56,726             8,847             4,778            11,936
Benefit payments                   (1,436)           (6,915)                -                 -                 -
Payments on termination           (26,047)          (49,209)           (1,094)              (12)              (53)
Loans - net                        (1,177)           (7,926)                -                 -                 -
Records maintenance
   charge                         (29,658)          (36,404)           (2,900)             (805)           (2,500)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (42,631)          (31,650)              526             2,917               911
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            (63,376)          (75,378)            5,379             6,878            10,294
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (225,406)          (61,600)            3,828             5,482             9,132

NET ASSETS AT BEGINNING
   OF PERIOD                      498,711           560,311                 -                 -                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        273,305  $        498,711  $          3,828  $          5,482  $          9,132
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       40,023            45,657                 -                 -                 -
         Units issued              12,895             5,673               875               923             1,657
         Units redeemed           (16,397)          (11,307)             (218)              (23)             (193)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                36,521            40,023               657               900             1,464
                         ================  ================  ================  ================  ================

(a) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                     Oppenheimer                         Oppenheimer                Oppenheimer
                                      Variable                             Variable                  Variable
                                    Account Funds                       Account Funds              Account Funds
                                     Sub-Account                         Sub-Account                Sub-Account
                         ----------------------------------  ----------------------------------  ----------------

                                     Oppenheimer
                                     Main Street
                                      Small Cap                          Oppenheimer               Oppenheimer
                                        Growth                           MidCap Fund              Strategic Bond
                         ----------------------------------  ----------------------------------  ----------------

                               2008              2007              2008              2007             2008 (a)
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         22,009  $         12,676  $              -  $              -  $              -
Net realized gains
   (losses)                       215,646           155,768            (4,814)            2,153               (27)
Change in unrealized
   gains (losses)              (2,284,225)         (265,043)         (380,798)           18,211              (178)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (2,046,570)          (96,599)         (385,612)           20,364              (205)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        2,052,177         2,200,833           471,602           415,467             4,959
Benefit payments                   (1,530)           (2,640)               (6)             (367)                -
Payments on termination          (261,831)         (146,194)          (24,964)          (10,895)               (8)
Loans - net                       (16,926)          (27,241)           (3,622)             (381)                -
Records maintenance
   charge                        (934,650)         (869,246)         (189,124)         (151,042)           (1,072)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (68,914)          233,758            59,240            (7,006)            4,764
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            768,326         1,389,270           313,126           245,776             8,643
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (1,278,244)        1,292,671           (72,486)          266,140             8,438

NET ASSETS AT BEGINNING
   OF PERIOD                    4,909,892         3,617,221           575,235           309,095                 -
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      3,631,648  $      4,909,892  $        502,749  $        575,235  $          8,438
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      214,843           156,365            44,332            25,329                 -
         Units issued              49,391            66,462            35,504            20,901             1,065
         Units redeemed            (7,949)           (7,984)           (3,766)           (1,898)              (50)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               256,285           214,843            76,070            44,332             1,015
                         ================  ================  ================  ================  ================

(a) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                                      Oppenheimer                         Oppenheimer
                                                        Variable                            Variable
                            Oppenheimer              Account Funds                       Account Funds
                             Variable                (Service Class                      (Service Class
                           Account Funds                ("SC"))                             ("SC"))
                            Sub-Account               Sub-Account                         Sub-Account
                         ----------------  ----------------------------------  ----------------------------------

                                                                                          Oppenheimer
                                                      Oppenheimer                          Main Street
                            Oppenheimer                  Global                             Small Cap
                               Value                 Securities (SC)                       Growth (SC)
                         ----------------  ----------------------------------  ----------------------------------

                              2008 (a)           2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $          2,000  $         52,049  $         36,811  $         (3,289) $        (17,268)
Net realized gains
   (losses)                          (120)          221,588           172,193           214,483           923,444
Change in unrealized
   gains (losses)                  (2,670)       (2,484,383)          (37,194)       (3,335,691)       (1,012,510)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                        (790)       (2,210,746)          171,810        (3,124,497)         (106,334)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                            8,536         2,615,810         2,807,851           607,586           615,650
Benefit payments                        -            (1,391)             (410)          (44,271)          (35,711)
Payments on termination               (34)         (274,741)         (133,682)         (496,162)         (524,197)
Loans - net                             -           (30,758)          (33,483)          (86,382)         (284,047)
Records maintenance
   charge                          (1,572)       (1,100,726)         (924,129)         (428,927)         (456,905)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                       76          (146,556)           91,223          (121,279)          449,801
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions              7,006         1,061,638         1,807,370          (569,435)         (235,409)
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                       6,216        (1,149,108)        1,979,180        (3,693,932)         (341,743)

NET ASSETS AT BEGINNING
   OF PERIOD                            -         4,789,591         2,810,411         8,514,192         8,855,935
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $          6,216  $      3,640,483  $      4,789,591  $      4,820,260  $      8,514,192
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                            -           287,378           178,880           514,231           526,376
         Units issued               1,090            96,854           118,138            57,175           174,376
         Units redeemed              (138)          (18,167)           (9,640)         (100,810)         (186,521)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                   952           366,065           287,378           470,596           514,231
                         ================  ================  ================  ================  ================

(a) For period beginning May 1, 2008 and ended December 31, 2008

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Panorama Series                    PIMCO Advisors
                                                                           Fund, Inc.                         Variable
                                   Panorama Series                       (Service Class                       Insurance
                                     Fund, Inc.                             ("SC"))                             Trust
                                     Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                     Oppenheimer                        Oppenheimer
                                    International                       International
                                        Growth                           Growth (SC)                       NACM Small Cap
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008               2007             2008              2007            2008 (j)            2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         11,339  $          8,079  $          3,587  $         (2,676) $        (13,029) $        (20,617)
Net realized gains
   (losses)                        (5,823)           73,118           177,429           386,110           833,883         2,172,440
Change in unrealized
   gains (losses)                (514,882)           28,245        (1,645,155)            7,859        (3,439,315)       (2,071,062)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (509,366)          109,442        (1,464,139)          391,293        (2,618,461)           80,761
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          248,774           279,669           134,666           155,549           717,535         1,079,118
Benefit payments                     (662)                -          (449,166)          (61,671)           (3,430)          (19,189)
Payments on termination           (42,895)          (10,597)          (68,309)         (222,928)         (245,897)         (254,831)
Loans - net                       (16,571)           (1,968)          (24,357)          (49,574)          (92,843)         (236,071)
Records maintenance
   charge                        (135,623)         (132,386)         (191,009)         (172,442)         (440,003)         (569,060)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (62,092)          157,721          (289,607)          858,902          (472,620)       (2,012,419)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions             (9,069)          292,439          (887,782)          507,836          (537,258)       (2,012,452)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (518,435)          401,881        (2,351,921)          899,129        (3,155,719)       (1,931,691)

NET ASSETS AT BEGINNING
   OF PERIOD                    1,171,262           769,381         4,032,172         3,133,043         6,702,275         8,633,966
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        652,827  $      1,171,262  $      1,680,251  $      4,032,172  $      3,546,556  $      6,702,275
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       34,223            25,315           206,307           179,866           446,100           575,550
         Units issued               9,779            16,080            75,425            96,186            37,491           184,881
         Units redeemed           (10,387)           (7,172)         (129,651)          (69,745)          (78,515)         (314,331)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                33,615            34,223           152,081           206,307           405,076           446,100
                         ================  ================  ================  ================  ================  ================

(j) Previously known as OpCap Small Cap

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    PIMCO Advisors                      PIMCO Advisors
                                      Variable                              Variable                       PIMCO Variable
                                      Insurance                            Insurance                          Insurance
                                        Trust                                Trust                              Trust
                                     Sub-Account                          Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                            OpCap
                                   OpCap Balanced                        Renaissance                        Foreign Bond
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007             2008 (e)           2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         39,343  $         22,304  $          4,427  $          2,390  $        108,107  $        102,327
Net realized gains
   (losses)                       175,978           139,173           (27,242)           32,856           (27,213)          (14,258)
Change in unrealized
   gains (losses)                (872,569)         (259,194)           (7,208)          (17,997)         (201,486)           20,621
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (657,248)          (97,717)          (30,023)           17,249          (120,592)          108,690
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          396,519           391,351             6,247           199,154           580,655           505,974
Benefit payments                      (26)          (10,398)                -              (453)                -          (131,863)
Payments on termination          (127,060)          (87,847)           (3,377)           (8,385)         (259,966)          (98,153)
Loans - net                        (8,960)          (31,598)             (111)           (1,982)           (4,478)          (85,227)
Records maintenance
   charge                        (206,659)         (208,147)           (2,754)          (70,202)         (382,177)         (293,497)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   63,881           219,555          (310,490)          (66,980)          687,294           (94,522)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            117,695           272,916          (310,485)           51,152           621,328          (197,288)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (539,553)          175,199          (340,508)           68,401           500,736           (88,598)

NET ASSETS AT BEGINNING
   OF PERIOD                    1,997,276         1,822,077           340,508           272,107         3,307,523         3,396,121
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,457,723  $      1,997,276  $              -  $        340,508  $      3,808,259  $      3,307,523
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      169,434           147,504            26,063            22,145           262,120           278,684
         Units issued              31,828            37,602               124             8,790           121,383            48,688
         Units redeemed           (21,147)          (15,672)          (26,187)           (4,872)          (74,306)          (65,252)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               180,115           169,434                 -            26,063           309,197           262,120
                         ================  ================  ================  ================  ================  ================

(e) For period beginning January 1, 2008 and ended January 22, 2008

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                     PIMCO Variable                      PIMCO Variable                   PIMCO Variable
                                        Insurance                          Insurance                         Insurance
                                          Trust                              Trust                             Trust
                                       Sub-Account                        Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                           PIMCO Real                       PIMCO Total
                                      Money Market                          Return                            Return
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008               2007             2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         68,793  $        121,343  $         69,162  $         59,696  $        589,551  $        579,250
Net realized gains
   (losses)                             -                 -             2,067             2,160           272,757           (87,927)
Change in unrealized
   gains (losses)                       -                 -          (245,398)           78,709          (282,587)          501,532
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                      68,793           121,343          (174,169)          140,565           579,721           992,855
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          851,620           917,463           951,887           781,183         2,126,700         2,081,941
Benefit payments                     (288)             (760)                -            (9,207)          (95,386)         (151,514)
Payments on termination          (342,992)          (69,995)          (87,837)          (33,935)         (592,815)       (1,025,572)
Loans - net                       (66,147)          (42,779)           (3,583)           (8,645)         (304,038)         (147,469)
Records maintenance
   charge                        (471,173)         (386,853)         (435,240)         (290,160)       (1,412,765)       (1,159,934)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  286,142          (121,458)          200,593            19,018         1,244,309            48,746
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            257,162           295,618           625,820           458,254           966,005          (353,802)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                     325,955           416,961           451,651           598,819         1,545,726           639,053

NET ASSETS AT BEGINNING
   OF PERIOD                    2,815,803         2,398,842         1,606,554         1,007,735        12,663,443        12,024,390
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      3,141,758  $      2,815,803  $      2,058,205  $      1,606,554  $     14,209,169  $     12,663,443
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      246,115           219,932           130,240            90,432           944,230           974,206
         Units issued              76,799            83,459            62,021            45,004           268,561           263,450
         Units redeemed           (54,329)          (57,276)          (12,748)           (5,196)         (200,807)         (293,426)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               268,585           246,115           179,513           130,240         1,011,984           944,230
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Putnam Variable                      Putnam Variable                   Putnam Variable
                                         Trust                           Trust (Class IA)                 Trust (Class IA)
                                      Sub-Account                          Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                          VT                                                             VT International
                                     International                                                          Growth and
                                      Growth and                         VT High Yield                        Income
                                        Income                            (Class IA)                        (Class IA)
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008               2007             2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $        107,358  $        104,390  $         62,657  $         51,176  $         25,713  $         22,842
Net realized gains
   (losses)                       687,666         1,570,102           (24,494)           (3,078)          213,695           230,760
Change in unrealized
   gains (losses)              (4,478,743)       (1,218,267)         (223,565)          (28,816)         (925,328)         (175,312)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (3,683,719)          456,225          (185,402)           19,282          (685,920)           78,290
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          616,627           552,909           154,195           192,490           267,094           313,334
Benefit payments                 (455,487)         (176,721)                -                 -                 -                 -
Payments on termination          (259,000)         (270,252)          (47,636)          (29,659)          (29,366)          (15,115)
Loans - net                      (100,086)          (96,744)           (3,824)          (21,291)          (14,552)          (12,510)
Records maintenance
   charge                        (395,393)         (345,423)          (96,195)          (93,405)         (100,644)         (110,968)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (73,915)        1,745,113           (43,041)           54,780           (52,757)          195,717
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (667,254)        1,408,882           (36,501)          102,915            69,775           370,458
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (4,350,973)        1,865,107          (221,903)          122,197          (616,145)          448,748

NET ASSETS AT BEGINNING
   OF PERIOD                    8,488,048         6,622,941           719,681           597,484         1,491,949         1,043,201
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      4,137,075  $      8,488,048  $        497,778  $        719,681  $        875,804  $      1,491,949
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      401,597           334,702            44,400            38,081            52,363            39,283
         Units issued             131,274           217,702             4,802            14,477            14,042            20,059
         Units redeemed          (170,556)         (150,807)           (7,697)           (8,158)           (9,644)           (6,979)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               362,315           401,597            41,505            44,400            56,761            52,363
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                   Rydex Variable                         T. Rowe Price                     T. Rowe Price
                                       Trust                           Equity Series, Inc.               Equity Series, Inc.
                                    Sub-Account                            Sub-Account                      Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                          T. Rowe Price
                                    Rydex Sector                            Blue Chip                        T. Rowe Price
                                      Rotation                               Growth                          Equity Income
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              -  $              -  $          2,013  $          7,913  $        486,908  $        413,225
Net realized gains
   (losses)                         1,772            61,891            (3,632)           16,135           392,876         2,124,684
Change in unrealized
   gains (losses)                (306,809)           41,136          (900,632)          154,145        (9,644,387)       (1,701,281)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (305,037)          103,027          (902,251)          178,193        (8,764,603)          836,628
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          270,329           227,740           990,380           896,393         5,057,068         5,425,944
Benefit payments                        -              (617)           (1,480)                -           (21,541)           (5,195)
Payments on termination           (59,286)          (25,453)         (110,517)          (51,606)       (1,280,284)       (1,006,468)
Loans - net                        (8,010)           (6,810)          (27,730)          (39,412)         (315,836)         (408,827)
Records maintenance
   charge                        (108,716)          (82,549)         (439,795)         (372,043)       (2,416,339)       (2,450,176)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   34,284            32,127           (12,618)              586          (737,628)       (1,633,294)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            128,601           144,438           398,240           433,918           285,440           (78,016)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (176,436)          247,465          (504,011)          612,111        (8,479,163)          758,612

NET ASSETS AT BEGINNING
   OF PERIOD                      668,855           421,390         1,886,185         1,274,074        23,871,589        23,112,977
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        492,419  $        668,855  $      1,382,174  $      1,886,185  $     15,392,426  $     23,871,589
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       28,412            21,972           132,022           100,541         1,157,814         1,157,609
         Units issued              12,012             9,953            46,338            39,608            92,989           179,836
         Units redeemed            (5,129)           (3,513)          (10,091)           (8,127)          (82,319)         (179,631)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                35,295            28,412           168,269           132,022         1,168,484         1,157,814
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           T. Rowe Price
                                     T. Rowe Price                       T. Rowe Price                     International
                                  Equity Series, Inc.                 Equity Series, Inc.                  Series, Inc.
                                      Sub-Account                         Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                         T. Rowe Price                     T. Rowe Price
                                     T. Rowe Price                        New America                      International
                                     Mid-Cap Growth                         Growth                             Stock
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              -  $         25,418  $              -  $              -  $         98,622  $         81,533
Net realized gains
   (losses)                       502,012         1,801,135           108,286           246,913           261,707           834,091
Change in unrealized
   gains (losses)              (4,917,242)          138,204          (884,332)            8,258        (3,350,420)         (307,873)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (4,415,230)        1,964,757          (776,046)          255,171        (2,990,091)          607,751
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,057,669         1,235,393           262,198           299,200           463,502           442,201
Benefit payments                     (744)          (11,101)           (1,210)           (1,638)           (4,514)           (6,652)
Payments on termination          (625,339)         (703,573)         (116,850)          (94,101)         (590,991)         (144,639)
Loans - net                      (141,145)         (226,655)          (15,853)          (33,300)          (41,378)          (42,853)
Records maintenance
   charge                        (726,420)         (800,250)         (156,836)         (158,157)         (302,433)         (321,949)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (332,533)       (1,303,575)          (14,829)          (66,809)          633,896           672,678
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (768,512)       (1,809,761)          (43,380)          (54,805)          158,082           598,786
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (5,183,742)          154,996          (819,426)          200,366        (2,832,009)        1,206,537

NET ASSETS AT BEGINNING
   OF PERIOD                   11,629,871        11,474,875         2,060,127         1,859,761         5,932,089         4,725,552
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      6,446,129  $     11,629,871  $      1,240,701  $      2,060,127  $      3,100,080  $      5,932,089
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      412,160           477,908           149,783           153,847           339,245           305,466
         Units issued               7,351             9,160            40,506            11,231           127,197            69,333
         Units redeemed           (40,297)          (74,908)          (44,226)          (15,295)         (120,838)          (35,554)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               379,214           412,160           146,063           149,783           345,604           339,245
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------

                                     The Universal            The Universal              The Universal
                                     Institutional            Institutional              Institutional
                                      Funds, Inc.              Funds, Inc.                Funds, Inc.
                                      Sub-Account              Sub-Account                Sub-Account
                         ----------------------------------  ----------------  ----------------------------------

                                                              Van Kampen UIF
                                    Van Kampen UIF               Emerging                Van Kampen UIF
                                     Capital Growth           Markets Equity               High Yield
                         ----------------------------------  ----------------  ----------------------------------

                             2008 (k)            2007             2008 (a)           2008             2007
                         ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $           (354) $         (3,763) $              -  $         22,246  $         22,512
Net realized gains
   (losses)                        32,148            42,681              (786)          (12,753)             (920)
Change in unrealized
   gains (losses)                (935,451)          256,899            (6,085)          (67,085)          (11,713)
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                    (903,657)          295,817            (6,871)          (57,592)            9,879
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          380,481           392,748            29,475            67,409            73,647
Benefit payments                   (4,646)          (49,436)                -                 -              (886)
Payments on termination          (122,608)          (64,456)             (117)          (21,269)          (13,121)
Loans - net                       (40,513)          (31,208)                -            (9,343)           (3,711)
Records maintenance
   charge                        (205,497)         (207,592)           (3,631)          (38,913)          (42,421)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (236,685)          334,473             3,618           (26,927)            1,524
                         ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions           (229,468)          374,529            29,345           (29,043)           15,032
                         ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (1,133,125)          670,346            22,474           (86,635)           24,911

NET ASSETS AT BEGINNING
   OF PERIOD                    2,045,797         1,375,451                 -           267,188           242,277
                         ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $        912,672  $      2,045,797  $         22,474  $        180,553  $        267,188
                         ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      129,464           105,695                 -            17,667            16,662
         Units issued              40,683            37,623             6,680             1,681             2,224
         Units redeemed           (56,668)          (13,854)           (1,802)           (3,872)           (1,219)
                         ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               113,479           129,464             4,878            15,476            17,667
                         ================  ================  ================  ================  ================

(a) For period beginning May 1, 2008 and ended December 31, 2008
(k) Previously known as Van Kampen UIF Equity Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Van Eck
                                      The Universal                     The Universal                        Worldwide
                                      Institutional                     Institutional                        Insurance
                                       Funds, Inc.                       Funds, Inc.                           Trust
                                       Sub-Account                       Sub-Account                        Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                                                                                              Van Eck
                                     Van Kampen UIF                     Van Kampen UIF                       Worldwide
                                      U.S. Mid Cap                        U.S. Real                          Absolute
                                         Value                             Estate                             Return
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         62,637  $         55,563  $        144,338  $         52,767  $            124  $            578
Net realized gains
   (losses)                     2,821,001         1,695,310         1,452,032           491,318              (380)            3,271
Change in unrealized
   gains (losses)              (7,950,927)         (798,418)       (3,337,515)       (1,420,263)          (35,032)             (551)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (5,067,289)          952,455        (1,741,145)         (876,178)          (35,288)            3,298
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,253,282         1,517,312         1,545,295         1,993,235            93,938            88,297
Benefit payments                 (447,490)         (172,223)           (2,111)           (2,234)                -              (391)
Payments on termination          (708,452)         (787,036)         (213,883)         (137,056)           (8,080)          (13,476)
Loans - net                      (118,079)         (190,702)          (48,535)          (55,147)             (487)           (3,676)
Records maintenance
   charge                        (804,718)         (895,440)         (782,740)         (804,844)          (44,850)          (29,938)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (360,350)          312,855           (62,710)         (476,299)           99,344            10,034
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,185,807)         (215,234)          435,316           517,655           139,865            50,850
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (6,253,096)          737,221        (1,305,829)         (358,523)          104,577            54,148

NET ASSETS AT BEGINNING
   OF PERIOD                   13,118,656        12,381,435         4,316,084         4,674,607           132,087            77,939
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      6,865,560  $     13,118,656  $      3,010,255  $      4,316,084  $        236,664  $        132,087
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      792,556           804,784           168,248           151,117            11,742             7,209
         Units issued             121,759           121,351            36,254            39,442            17,162             8,967
         Units redeemed          (206,594)         (133,579)          (15,562)          (22,311)           (4,694)           (4,434)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               707,721           792,556           188,940           168,248            24,210            11,742
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       Van Eck                             Van Eck
                                      Worldwide                           Worldwide                        Van Kampen Life
                                      Insurance                           Insurance                          Investment
                                        Trust                               Trust                               Trust
                                     Sub-Account                         Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                       Van Eck
                                      Worldwide                            Van Eck
                                       Emerging                         Worldwide Hard
                                       Markets                              Assets                         LIT Government
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              -  $          5,738  $          8,057  $          2,216  $         24,220  $         13,707
Net realized gains
   (losses)                     1,004,119           249,969           408,288           252,234             6,596                26
Change in unrealized
   gains (losses)              (3,268,789)          348,577        (2,043,327)          580,122            (9,505)           25,548
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (2,264,670)          604,284        (1,626,982)          834,572            21,311            39,281
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,442,223         1,235,317         1,124,522           915,922           312,619           328,434
Benefit payments                        -                 -                 -           (16,527)             (128)                -
Payments on termination          (112,886)          (82,756)         (150,471)          (90,113)          (22,529)          (16,966)
Loans - net                       (26,560)          (23,164)          (17,092)          (29,449)           (2,376)             (124)
Records maintenance
   charge                        (590,031)         (463,945)         (531,388)         (371,271)         (146,606)         (113,486)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (82,900)          702,277           146,891           256,820           (35,372)          178,028
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            629,846         1,367,729           572,462           665,382           105,608           375,886
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (1,634,824)        1,972,013        (1,054,520)        1,499,954           126,919           415,167

NET ASSETS AT BEGINNING
   OF PERIOD                    3,161,865         1,189,852         3,023,185         1,523,231           689,351           274,184
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      1,527,041  $      3,161,865  $      1,968,665  $      3,023,185  $        816,270  $        689,351
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       97,960            50,730            87,234            63,888            57,748            24,653
         Units issued              48,828            52,644            33,135            30,139            37,841            37,801
         Units redeemed           (12,464)           (5,414)          (14,931)           (6,793)          (28,423)           (4,706)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               134,324            97,960           105,438            87,234            67,166            57,748
                         ================  ================  ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                    Van Kampen Life                    Van Kampen Life                     Van Kampen Life
                                      Investment                          Investment                         Investment
                                         Trust                         Trust (Class II)                   Trust (Class II)
                                      Sub-Account                        Sub-Account                         Sub-Account
                         ----------------------------------  ----------------------------------  ----------------------------------

                                    LIT Growth and                     LIT Growth and                       LIT Mid Cap
                                        Income                        Income (Class II)                  Growth (Class II)
                         ----------------------------------  ----------------------------------  ----------------------------------

                               2008              2007              2008              2007            2008 (l)            2007
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $         57,038  $         41,445  $         90,674  $        104,955  $         (3,501) $         (4,686)
Net realized gains
   (losses)                        72,367           105,467            25,244           765,658           524,350           212,837
Change in unrealized
   gains (losses)              (1,176,569)          (85,462)       (2,333,807)         (740,974)       (1,698,960)          137,742
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (1,047,164)           61,450        (2,217,889)          129,639        (1,178,111)          345,893
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                        1,055,400         1,198,270           501,106           609,167           631,216           643,899
Benefit payments                   (2,594)           (1,319)                -          (218,131)           (3,886)           (1,347)
Payments on termination          (190,217)          (98,427)         (440,969)         (647,915)         (131,202)          (92,585)
Loans - net                       (43,956)          (32,696)          (41,725)         (191,646)          (37,556)          (25,230)
Records maintenance
   charge                        (533,789)         (517,199)         (410,222)         (458,909)         (308,824)         (315,270)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (35,986)           49,983          (148,130)       (1,307,613)         (518,449)          477,948
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions            248,858           598,612          (539,940)       (2,215,047)         (368,701)          687,415
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                    (798,306)          660,062        (2,757,829)       (2,085,408)       (1,546,812)        1,033,308

NET ASSETS AT BEGINNING
   OF PERIOD                    3,106,364         2,446,302         7,070,665         9,156,073         2,874,874         1,841,566
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      2,308,058  $      3,106,364  $      4,312,836  $      7,070,665  $      1,328,062  $      2,874,874
                         ================  ================  ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      152,547           123,496           459,237           609,082           188,267           141,136
         Units issued              26,077            32,703            39,517           150,723            80,231           103,891
         Units redeemed           (11,748)           (3,652)          (84,629)         (300,568)         (105,414)          (56,760)
                         ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               166,876           152,547           414,125           459,237           163,084           188,267
                         ================  ================  ================  ================  ================  ================

(l) Previously known as LIT Aggressive Growth (Class II)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------

                                      Wells Fargo                       Wells Fargo
                                    Variable Trust                     Variable Trust
                                      Sub-Account                       Sub-Account
                         ----------------------------------  ----------------------------------

                                    Wells Fargo VT                     Wells Fargo VT
                                       Advantage                         Advantage
                                       Discovery                        Opportunity
                         ----------------------------------  ----------------------------------

                               2008              2007              2008              2007
                         ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)                $              -  $              -  $        123,056  $         51,278
Net realized gains
   (losses)                       386,822           334,708         1,250,800         1,297,104
Change in unrealized
   gains (losses)              (2,852,944)          911,038        (4,355,202)         (788,424)
                         ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   operations                  (2,466,122)        1,245,746        (2,981,346)          559,958
                         ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          551,929           615,403           856,517           958,286
Benefit payments                   (1,423)           (7,298)           (3,621)           (3,411)
Payments on termination          (241,670)         (321,520)         (444,628)         (454,638)
Loans - net                       (48,940)          (96,339)         (123,596)          (92,010)
Records maintenance
   charge                        (377,463)         (419,024)         (547,043)         (606,208)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net               (1,241,586)          103,505          (284,750)         (803,174)
                         ----------------  ----------------  ----------------  ----------------

Increase (decrease) in
   net assets from
   policy transactions         (1,359,153)         (125,273)         (547,121)       (1,001,155)
                         ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN
   NET ASSETS                  (3,825,275)        1,120,473        (3,528,467)         (441,197)

NET ASSETS AT BEGINNING
   OF PERIOD                    6,672,903         5,552,430         7,905,633         8,346,830
                         ----------------  ----------------  ----------------  ----------------

NET ASSETS AT END OF
   PERIOD                $      2,847,628  $      6,672,903  $      4,377,166  $      7,905,633
                         ================  ================  ================  ================

UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      410,704           418,030           593,007           667,635
         Units issued              36,809            61,290            28,221            22,060
         Units redeemed          (132,536)          (68,616)          (73,119)          (96,688)
                         ----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               314,977           410,704           548,109           593,007
                         ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is a wholly owned subsidiary of Allstate Insurance Company,which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues six life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select and Consultant are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any Policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS         FEDERATED INSURANCE SERIES (CONTINUED)
        AIM V. I. Basic Value                Federated High Income Bond
        AIM V. I. Capital Appreciation          Fund II
        AIM V. I. Core Equity             FIDELITY VARIABLE INSURANCE
        AIM V. I. Mid Cap Core Equity        PRODUCTS FUND
     THE ALGER AMERICAN FUND                 VIP Asset Manager
        Alger American Balanced              VIP Contrafund
        Alger Capital Appreciation           VIP Equity-Income
           (Previously known as Alger        VIP Growth
           Leveraged AllCap)                 VIP Growth & Income
        Alger Large Cap Growth               VIP High Income
           (Previously known as              VIP Index 500
           Alger Growth)                     VIP Index 500 - Service Class
        Alger Income and Growth              VIP Investment Grade Bond
        Alger MidCap Growth                  VIP Mid Cap
        Alger SmallCap Growth                VIP Money Market
           (Previously known as Alger        VIP Overseas
           Small Capitalization)             VIP Real Estate
     ALLIANCEBERNSTEIN                       VIP Value Strategies
        VPS Growth and Income Class A     FRANKLIN TEMPLETON INVESTMENTS
        VPS International Growth             VIP Global Communications
           Class A                              Securities
        VPS International Value Class A      VIP High Income Securities
        VPS Small Cap Growth Class A         VIP Income Securities
        VPS Small/Mid Cap Value Class A      VIP Small Cap Value Securities
        VPS Wealth Appreciation              VIP Small-Mid Cap Growth
           Strategy Class A                     Securities
     DWS INVESTMENTS VARIABLE INSURANCE      VIP Strategic Income Securities
        TRUST                                VIP U.S. Government
        DWS VIP Equity 500 Index A           VIP Mutual Discovery Securities
        DWS VIP Small Cap Index A            VIP Mutual Shares Securities
     DWS VARIABLE SERIES I                   VIP Global Asset Allocation
        DWS VIP Bond                         VIP Global Income Securities
        DWS VIP Global Opportunities      IBBOTSON FUND
        DWS VIP Growth and Income            Aggressive Growth ETF Asset
        DWS VIP International                   Allocation
     DWS VARIABLE SERIES II                  Balanced ETF Asset Allocation
        DWS VIP Balanced A                   Conservative ETF Asset
     FEDERATED INSURANCE SERIES                 Allocation
        Federated Capital Income             Growth ETF Asset Allocation
           Fund II                           Income & Growth ETF Asset
        Federated Funds for U.S.                Allocation
           Government Securities II

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Balanced                             (CONTINUED)
        Flexible Bond                        Oppenheimer Main Street Small
        Forty Portfolio                         Cap Growth
        Fundamental Equity                   Oppenheimer MidCap Fund
        Global Life Sciences                 Oppenheimer Strategic Bond
        Global Technology                    Oppenheimer Value
        International Growth              OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Large Cap Growth                     (SERVICE CLASS ("SC"))
        Mid Cap Growth                       Oppenheimer Global Securities (SC)
        Mid Cap Value                        Oppenheimer Main Street Small
        Worldwide Growth                        Cap Growth (SC)
     JANUS ASPEN SERIES (SERVICE          PANORAMA SERIES FUND, INC.
        SHARES)                              Oppenheimer International
        Balanced (Service Shares)               Growth
        Foreign Stock (Service Shares)    PANORAMA SERIES FUND, INC.
           (On May 1, 2008 Foreign           (SERVICE CLASS ("SC"))
           Stock (Service Shares)            Oppenheimer International
           merged into Janus Aspen              Growth (SC)
           Series International           PIMCO ADVISORS VARIABLE INSURANCE
           Growth - Service Shares)          TRUST
        International Growth (Service        OpCap Balanced
           Shares) (On May 1, 2008           OpCap Renaissance (For period
           Foreign Stock (Service               beginning January 1, 2008,
           Shares) merged into Janus            and ended January 18, 2008)
           Aspen Series International        NACM Small Cap (Previously
           Growth - Service Shares)             known as OpCap Small Cap)
        Mid Cap Value (Service Shares)    PIMCO VARIABLE INSURANCE TRUST
        Risk-Managed Core                    Foreign Bond
           (Service Shares)                  Money Market
        Small Company Value                  PIMCO Real Return
           (Service Shares)                  PIMCO Total Return
        Worldwide Growth                  PUTNAM VARIABLE TRUST
           (Service Shares)                  VT International Growth
     LAZARD RETIREMENT SERIES, INC.             and Income
        Emerging Markets Equity           PUTNAM VARIABLE TRUST (CLASS IA)
           (Previously known as              VT High Yield (Class IA)
           Emerging Markets)                 VT International Growth and
     LEGG MASON PARTNERS VARIABLE               Income (Class IA)
        PORTFOLIOS I, INC.                RYDEX VARIABLE TRUST
        Legg Mason Variable All Cap          Rydex Sector Rotation
           Portfolio I (Merged into       T. ROWE PRICE EQUITY SERIES, INC.
           Legg Mason Variable               T. Rowe Price Blue Chip Growth
           Fundamental Value on April        T. Rowe Price Equity Income
           27, 2007)                         T. Rowe Price Mid-Cap Growth
        Legg Mason Variable                  T. Rowe Price New
           Fundamental Value                    America Growth
        Legg Mason Variable Global High   T. ROWE PRICE INTERNATIONAL SERIES,
           Yield Bond II                     INC.
        Legg Mason Variable Investors        T. Rowe Price International
           Portfolio I                          Stock
     MFS VARIABLE INSURANCE TRUST         THE UNIVERSAL INSTITUTIONAL FUNDS,
        MFS Growth (Previously known as      INC.
           MFS Emerging Growth Series)       Van Kampen UIF Capital Growth
        MFS High Income Series                  (Previously known as Van
        MFS Investors Growth Stock              Kampen UIF Equity Growth)
           Series                            Van Kampen UIF Emerging
        MFS Investors Trust Series              Markets Equity
        MFS New Discovery Series             Van Kampen UIF High Yield
        MFS Research Series                  Van Kampen UIF U.S. Mid Cap Value
        MFS Total Return Series              Van Kampen UIF U.S. Real Estate
        MFS Utilities Series              VAN ECK WORLDWIDE INSURANCE TRUST
        MFS Value Series                     Van Eck Worldwide Absolute Return
     MFS VARIABLE INSURANCE TRUST            Van Eck Worldwide Emerging Markets
        (SERVICE CLASS)                      Van Eck Worldwide Hard Assets
        MFS New Discovery Series          VAN KAMPEN LIFE INVESTMENT TRUST
           (Service Class)                   LIT Government
     OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Oppenheimer Balanced
        Oppenheimer Core Bond
        Oppenheimer Global Securities

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     VAN KAMPEN LIFE INVESTMENT TRUST     VAN KAMPEN LIFE INVESTMENT TRUST
        (CONTINUED)                          (CLASS II) (CONTINUED)
        LIT Growth and Income                LIT Mid Cap Growth (Class II)
     VAN KAMPEN LIFE INVESTMENT TRUST           (Previously known as LIT
        (CLASS II)                              Aggressive Growth (Class II))
        LIT Growth and Income             WELLS FARGO VARIABLE TRUST
           (Class II)                        Wells Fargo VT Advantage Discovery
                                             Wells Fargo VT Advantage
                                                Opportunity

     The net assets are affected by the investment results of each mutual fund, transactions by policyholders and certain contract expenses (see Note 3). The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolio may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     FAIR VALUE OF FINANCIAL ASSETS - The Account adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have an effect on the Account's determination of fair value.

     In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments. SFAS No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

     Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2008 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

     LEVEL 2: Financial assets whose values are based on the following:
              a) Quoted prices for similar assets or liabilities in active markets, or
              b) Quoted prices for identical or similar assets or liabilities in non-active markets.

     LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

     All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     The Account had no liability for unrecognized tax benefits at December 31, 2008 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

     ADOPTED ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. The Account adopted the provisions of SFAS No. 157 for financial assets recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Account adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have an effect on the Account's financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   EXPENSES

     SURRENDER CHARGE - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. This charge is assessed if the Policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the Policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. These amounts are included in payments on terminations.

     MONTHLY DEDUCTIONS - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                                   ADMINISTRATIVE EXPENSE                           MORTALITY AND EXPENSE RISK CHARGE
                       COST OF     CHARGE (PER $1,000                               (AS A % OF TOTAL MONTHLY
                       INSURANCE   INITIAL FACE AMOUNT)          POLICY FEE         SUB-ACCOUNT VALUE)
INVESTOR'S SELECT      Varies      Years 1 - 12 .20% of policy   $5.00              Annual rate 0.70% (deducted daily)
                                   value; 0% thereafter
                                   (deducted annually)

CONSULTANT SL          Varies      Years 1 - 7                   $7.50              Years 1 - 14
                                   $1.44; $0 thereafter                             0.72%; 0.36% thereafter

CONSULTANT             Varies      N/A                           $7.50              Years 1 - 14 0.72%; 0.36%
                                                                                    thereafter

CONSULTANT PROTECTOR   Varies      Annual rate                   Year 1 $16.50;     Annual rate years 1 - 14
                                   Years 1 - 20 0.3504%;         $6.25 thereafter   0.55%; 0.15% thereafter
                                   0.1992% thereafter

CONSULTANT             Varies      Minimum $0.25                 $7.50              Annual rate years 1-10 0.55%;
   ACCUMULATOR                     Maximum $2.50                                    0.15% thereafter

TOTAL ACCUMULATOR      Varies      $0.09 per $1,000 on the       $10.00             Monthly rate years 1-10 0.05%;
                                   first $100,000                                   0.01% thereafter

     COST OF INSURANCE- On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units.

     ADMINISTRATIVE EXPENSE CHARGE- Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units.

     POLICY FEE- On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units.

     MORTALITY AND EXPENSE RISK CHARGE- The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator is recognized as redemption of units.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of investments purchased during the year ended December 31, 2008 were as follows:

                                                                     Purchases
                                                                    ------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Basic Value                                         $  1,525,732
      AIM V. I. Capital Appreciation                                     297,759
      AIM V. I. Core Equity                                              148,996
      AIM V. I. Mid Cap Core Equity                                      636,432

Investments in the The Alger American Fund Sub-Accounts:
      Alger American Balanced (a)                                          1,456
      Alger Capital Appreciation (b)                                   1,242,967
      Alger Income & Growth                                              298,123
      Alger Large Cap Growth (c)                                         804,654
      Alger MidCap Growth                                              9,418,404
      Alger SmallCap Growth (d)                                          446,508

Investments in the Alliancebernstein Sub-Accounts:
      VPS Growth and Income Class A (a)                                    6,417
      VPS International Growth Class A (a)                                16,873
      VPS International Value Class A (a)                                 30,845
      VPS Small Cap Growth Class A (a)                                     7,872
      VPS Small/Mid Cap Value Class A (a)                                  1,618
      VPS Wealth Appreciation Strategy Class A (a)                         2,988

Investments in the DWS Investments Variable Insurance Trust
   Sub-Accounts:
      DWS VIP Equity 500 Index A                                         257,594
      DWS VIP Small Cap Index A                                          188,598

Investments in the DWS Variable Series I Sub-Accounts:
      DWS VIP Bond                                                       749,890
      DWS VIP Global Opportunities                                     1,617,892
      DWS VIP Growth and Income                                          582,195
      DWS VIP International                                            1,279,735

Investments in the DWS Variable Series II Sub-Accounts:
      DWS VIP Balanced A                                                 330,548

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II                                   364,405

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(b)  Previously known as Alger Leveraged AllCap
(c)  Previously known as Alger Growth
(d)  Previously known as Alger Small Capitalization

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     Purchases
                                                                    ------------
Investments in the Federated Insurance Series Sub-Accounts
   (continued):
      Federated Funds for U.S. Government Securities II             $  2,527,276
      Federated High Income Bond Fund II                               1,074,527

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Asset Manager                                                3,658,022
      VIP Contrafund                                                   6,526,590
      VIP Equity-Income                                                2,525,516
      VIP Growth                                                       3,680,494
      VIP Growth & Income (a)                                             12,935
      VIP High Income (a)                                                  6,875
      VIP Index 500                                                    4,336,972
      VIP Index 500-Service Class (a)                                     42,920
      VIP Investment Grade Bond                                          818,352
      VIP Mid Cap (a)                                                     35,155
      VIP Money Market                                                34,345,711
      VIP Overseas                                                     6,528,135
      VIP Real Estate (a)                                                 13,774
      VIP Value Strategies (a)                                             3,342

Investments in the Franklin Templeton Investments Sub-Accounts:
      Franklin Global Communications Securities (a)                        2,996
      Franklin High Income Securities (a)                                  3,457
      Franklin Income Securities (a)                                      33,569
      Franklin Small Cap Value Securities (a)                             11,543
      Franklin Small-Mid Cap Growth Securities (a)                         5,047
      Franklin Strategic Income Securities (a)                             3,005
      Franklin U.S. Government (a)                                         4,590
      Mutual Discovery Securities (a)                                     21,861
      Mutual Shares Securities (a)                                        39,852
      Templeton Global Asset Allocation (a)                                8,443
      Templeton Global Income Securities (a)                              37,978

Investments in the Ibbotson Sub-Accounts:
      Aggressive Growth ETF Asset Allocation (a)                         222,621
      Balanced ETF Asset Allocation (a)                                  152,548
      Conservative ETF Asset Allocation (a)                                4,658
      Growth ETF Asset Allocation (a)                                    248,184
      Income and Growth ETF Asset Allocation (a)                          40,966

(a)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     Purchases
                                                                    ------------
Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                      $  5,176,224
      Flexible Bond                                                    1,684,461
      Forty Portfolio                                                  1,585,615
      Fundamental Equity (a)                                               4,347
      Global Life Sciences (a)                                             3,438
      Global Technology (a)                                                5,064
      International Growth (a)                                            27,286
      Large Cap Growth                                                 1,499,056
      Mid Cap Growth                                                   5,802,217
      Mid Cap Value (a)                                                    9,767
      Worldwide Growth                                                 1,190,829

Investments in the Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Balanced (Service Shares)                                          828,967
      Foreign Stock (Service Shares) (f) (g)                           1,342,827
      International Growth (Service Shares) (a) (g)                    9,158,162
      Mid Cap Value (Service Shares)                                     696,192
      Risk-Managed Core (Service Shares)                                 145,072
      Small Company Value (Service Shares)                               393,908
      Worldwide Growth (Service Shares)                                  121,663

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets Equity (h)                                        491,237

Investments in the Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
      Legg Mason Variable Fundamental Value                              191,783
      Legg Mason Variable Global High Yield Bond II                      683,422
      Legg Mason Variable Investors Portfolio I                          260,278

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Growth Series (i)                                              406,982
      MFS High Income Series                                             177,639
      MFS Investors Growth Stock Series                                  165,593
      MFS Investors Trust Series                                       1,125,360

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(f)  For period beginning January 1, 2008 and ended May 1, 2008
(g) On May 1, 2008 Foreign Stock (Service Shares) merged into Janus Aspen Series International Growth (Service Shares)
(h)  Previously known as Emerging Markets
(i)  Previously known as MFS Emerging Growth Series

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     Purchases
                                                                    ------------
Investments in the MFS Variable Insurance Trust Sub-Accounts
   (continued):
      MFS New Discovery Series                                      $  1,780,206
      MFS Research Series                                                261,746
      MFS Total Return Series                                          2,147,143
      MFS Utilities Series                                               755,416
      MFS Value Series                                                   269,344

Investments in the MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
      MFS New Discovery Series (Service Class)                           189,649

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced (a)                                             6,924
      Oppenheimer Core Bond (a)                                            7,057
      Oppenheimer Global Securities (a)                                   11,833
      Oppenheimer Main Street Small Cap Growth                         1,182,740
      Oppenheimer MidCap Fund                                            354,406
      Oppenheimer Strategic Bond (a)                                       9,086
      Oppenheimer Value (a)                                               10,036

Investments in the Oppenheimer Variable Account Funds
   (Service Class) ("SC")) Sub-Accounts:
      Oppenheimer Global Securities (SC)                               1,627,583
      Oppenheimer Main Street Small Cap Growth (SC)                    1,229,213

Investments in the Panorama Series Fund, Inc. Sub-Accounts:
      Oppenheimer International Growth                                   286,767

Investments in the Panorama Series Fund, Inc. (Service Class)
   ("SC") Sub-Accounts:
      Oppenheimer International Growth (SC)                            1,371,831

Investments in the PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      NACM Small Cap (j)                                               1,674,498
      OpCap Balanced                                                     607,399
      OpCap Renaissance (e)                                              126,342

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                     1,668,555

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(e)  For period beginning January 1, 2008 and ended January 18, 2008
(j)  Previously known as OpCap Small Cap

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     Purchases
                                                                    ------------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts
   (continued):
      Money Market                                                  $    955,665
      PIMCO Real Return                                                  857,430
      PIMCO Total Return                                               4,568,719

Investments in the Putnam Variable Trust Sub-Accounts:
      VT International Growth and Income                               3,818,201

Investments in the Putnam Variable Trust (Class IA) Sub-Accounts:
      VT High Yield (Class IA)                                           135,922
      VT International Growth and Income (Class IA)                      586,351

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex Sector Rotation                                              235,201

Investments in the T. Rowe Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Blue Chip Growth                                     519,364
      T. Rowe Price Equity Income                                      2,772,700
      T. Rowe Price Mid-Cap Growth                                       659,584
      T. Rowe Price New America Growth                                   587,794

Investments in the T. Rowe Price International Series, Inc.
   Sub-Accounts:
      T. Rowe Price International Stock                                2,306,511

Investments in the The Universal  Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Capital Growth (l)                                  547,909
      Van Kampen UIF High Yield                                           45,588
      Van Kampen UIF U.S. Emerging Markets Equity (a)                     43,585
      Van Kampen UIF U.S. Mid Cap Value                                5,063,253
      Van Kampen UIF U.S. Real Estate                                  2,532,236

Investments in the Van Eck Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide Absolute Return                                  192,057
      Van Eck Worldwide Emerging Markets                               2,055,635
      Van Eck Worldwide Hard Assets                                    1,443,071

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
      LIT Government                                                     469,508

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(l)  Previously known as Van Kampen UIF Equity Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     Purchases
                                                                    ------------
Investments in the Van Kampen Life Investment Trust Sub-Accounts
   (continued):
      LIT Growth and Income                                         $    609,854

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
      LIT Growth and Income (Class II)                                   821,018
      LIT Mid Cap Growth (Class II) (l)                                1,736,566

Investments in the Wells Fargo Variable Trust Sub-Accounts:
      Wells Fargo VT Advantage Discovery                                 522,042
      Wells Fargo VT Advantage Opportunity                             1,868,698
                                                                    ------------

                                                                    $171,946,040
                                                                    ============

(l)  Previously known as LIT Aggressive Growth (Class II)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation unit fair values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the five years in the period ended December 31, 2008.

     As discussed in Note 3, the expense ratio represents risk charge which is assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each policyholder.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

          ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       Investor's Select Policies
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   AIM Variable Insurance Funds
   Sub-Accounts:
      AIM V. I. Basic Value
         2008                                          32  $       6.19  $      196           0.96%    0.70%    -52.10%
         2007                                          52         12.93         670           0.62     0.70       0.83
         2006                                          63         12.82         810           0.39     0.70      12.42
         2005                                         113         11.40       1,293           0.09     0.70       5.00
         2004 (q)                                     131         10.86       1,427           0.00     0.70       8.61

Investments in the
   DWS Variable Series I
   Sub-Accounts:
      DWS VIP Bond
         2008                                          97         15.52       1,501           5.84     0.70     -17.35
         2007                                         106         18.78       1,993           5.12     0.70       3.45
         2006                                         105         18.15       1,910           3.73     0.70       3.99
         2005                                         114         17.46       1,987           3.51     0.70       1.89
         2004                                         113         17.13       1,929           4.25     0.70       4.64

Investments in the
   DWS Variable Series II
   Sub-Accounts:
      DWS VIP Balanced A
         2008                                          34          8.75         297           4.11     0.70     -27.84
         2007                                          39         12.13         478           3.20     0.70       4.11
         2006                                          43         11.65         496           2.48     0.70       9.48
         2005 (r)                                      41         10.64         440           0.00     0.70       6.41

Investments in the
   Federated Insurance Series
   Sub-Accounts:
      Federated Capital Income Fund II
         2008                                          79         14.23       1,130           5.75     0.70     -20.94
         2007                                          99         17.99       1,779           4.82     0.70       3.31
         2006                                         114         17.42       1,993           5.85     0.70      14.84
         2005                                          99         15.17       1,500           6.05     0.70       5.54
         2004                                         142         14.37       2,035           3.63     0.70       9.15
      Federated Fund for U.S. Government
         Securities II
         2008                                         135         19.60       2,651           4.86     0.70       3.55
         2007                                         115         18.92       2,169           4.46     0.70       5.54
         2006                                         124         17.93       2,217           4.05     0.70       3.41
         2005                                         150         17.34       2,596           3.90     0.70       1.32
         2004                                         146         17.11       2,495           4.39     0.70       2.88

(q)  For period beginning April 30, 2004 and ended December 31, 2004
(r)  For period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Federated Insurance Series
   Sub-Accounts (continued):
      Federated High Income Bond Fund II
         2008                                         124  $      15.69  $    1,941          10.21%    0.70%    -26.51%
         2007                                         149         21.35       3,177           7.41     0.70       2.70
         2006                                         204         20.79       4,240           8.01     0.70      10.03
         2005                                         195         18.89       3,688           8.30     0.70       1.94
         2004                                         283         18.53       5,251           6.04     0.70       9.69

Investments in the
   Fidelity Variable Insurance
   Products Fund Sub-Accounts:
      VIP Asset Manager
         2008                                         254         16.49       4,183           2.89     0.70     -29.22
         2007                                         269         23.30       6,285           6.01     0.70      14.69
         2006                                         285         20.31       5,789           2.63     0.70       6.57
         2005                                         301         19.06       5,734           2.63     0.70       3.32
         2004                                         319         18.45       5,881           2.62     0.70       4.73
      VIP Contrafund
         2008                                         729         20.09      14,646           1.04     0.70     -42.92
         2007                                         809         35.19      28,498           0.96     0.70      16.77
         2006                                         938         30.13      28,266           1.30     0.70      10.94
         2005                                         973         27.16      26,418           0.26     0.70      16.12
         2004                                         954         23.39      22,318           0.31     0.70      14.67
      VIP Equity-Income
         2008                                         649         20.34      13,204           2.60     0.70     -43.05
         2007                                         724         35.72      25,858           1.86     0.70       0.82
         2006                                         800         35.43      28,360           3.27     0.70      19.36
         2005                                         856         29.68      25,396           1.57     0.70       5.13
         2004                                         920         28.24      25,965           1.48     0.70      10.75
      VIP Growth
         2008                                         673         17.44      11,735           0.83     0.70     -47.54
         2007                                         768         33.24      25,524           0.80     0.70      26.07
         2006                                         800         26.36      21,094           0.39     0.70       6.11
         2005                                         933         24.85      23,180           0.47     0.70       5.06
         2004                                         966         23.65      22,850           0.26     0.70       2.65
      VIP Index 500
         2008                                         129          8.94       1,151           2.31     0.70     -37.44
         2007                                         136         14.30       1,935           3.68     0.70       4.70
         2006                                         129         13.66       1,772           1.61     0.70      14.92
         2005                                         156         11.88       1,856           1.63     0.70       4.09
         2004                                         186         11.41       2,119           1.17     0.70       9.84

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
      VIP Money Market
         2008                                         567  $      16.48  $    9,337           3.00%    0.70%      2.31%
         2007                                         434         16.11       6,998           5.66     0.70       4.48
         2006                                         399         15.42       6,155           5.25     0.70       4.15
         2005                                         500         14.80       7,396           3.00     0.70       2.32
         2004                                         418         14.47       6,049           1.48     0.70       0.50
      VIP Overseas
         2008                                         335         14.67       4,921           2.70     0.70     -44.20
         2007                                         401         26.29      10,538           3.36     0.70      16.49
         2006                                         476         22.57      10,756           0.83     0.70      17.26
         2005                                         510         19.25       9,806           0.56     0.70      18.22
         2004                                         448         16.28       7,287           0.91     0.70      12.84

Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2008                                         339         31.84      10,793           2.77     0.70     -16.43
         2007                                         365         38.10      13,890           2.59     0.70       9.76
         2006                                         382         34.71      13,244           2.13     0.70       9.95
         2005                                         407         31.57      12,853           2.26     0.70       7.20
         2004                                         442         29.45      13,003           2.23     0.70       7.77
      Flexible Bond
         2008                                          78         24.90       1,954           4.66     0.70       5.28
         2007                                          83         23.65       1,965           4.42     0.70       6.29
         2006                                          99         22.25       2,214           4.89     0.70       3.49
         2005                                          93         21.50       2,001           5.52     0.70       1.29
         2004                                         102         21.22       2,172           5.76     0.70       3.24
      Forty Portfolio
         2008                                          57         10.51         597           0.15     0.70     -44.54
         2007                                          58         18.94       1,099           0.36     0.70      36.03
         2006                                          40         13.92         565           0.40     0.70       8.58
         2005                                          20         12.82         260           0.24     0.70      12.06
         2004 (q)                                      12         11.44         141           0.42     0.70      14.43
      Large Cap Growth
         2008                                         573         17.44       9,999           0.76     0.70     -40.14
         2007                                         649         29.14      18,909           0.73     0.70      14.28
         2006                                         684         25.49      17,444           0.48     0.70      10.60
         2005                                         745         23.05      17,164           0.33     0.70       3.56
         2004                                         808         22.26      17,991           0.14     0.70       3.79

(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series
   Sub-Accounts (continued):
      Mid Cap Growth
         2008                                         490  $      21.00  $   10,290           0.27%    0.70%    -44.11%
         2007                                         545         37.58      20,485           0.22     0.70      21.18
         2006                                         610         31.01      18,906           0.00     0.70      12.82
         2005                                         622         27.49      17,091           0.00     0.70      11.53
         2004                                         696         24.65      17,144           0.00     0.70      19.90
      Worldwide Growth
         2008                                         566         17.94      10,153           1.23     0.70     -45.05
         2007                                         626         32.65      20,410           0.78     0.70       8.86
         2006                                         678         29.99      20,340           1.70     0.70      17.38
         2005                                         760         25.55      19,431           1.33     0.70       5.13
         2004                                         850         24.31      20,659           0.97     0.70       4.05

Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Foreign Stock (Service Shares)
         2008 (f) (g)                                   -           N/A           -           2.89     0.70      -5.68
         2007                                         236         17.59       4,149           1.58     0.70      17.43
         2006                                         213         14.98       3,184           1.62     0.70      17.24
         2005                                         222         12.78       2,842           0.92     0.70       5.50
         2004                                         241         12.11       2,914           0.35     0.70      17.39
      International Growth (Service Shares)
         2008 (a) (g)                                 309          4.71       1,453           8.35     0.70     -52.93

Investments in the
   Legg Mason Partners Variable Portfolios I, Inc.
   Sub-Accounts:
      Leg Mason Variable Investors Portfolio I
         2008                                          31          9.01         276           1.40     0.70     -36.07
         2007                                          36         14.09         509           1.38     0.70       3.17
         2006                                          25         13.66         350           1.78     0.70      17.44
         2005                                          16         11.63         187           1.04     0.70       5.79
         2004 (q)                                      45         10.99         490           2.83     0.70       9.94

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(f)  For period beginning January 1, 2008 and ended May 1, 2008
(g) On May 1, 2008 Foreign Stock (Service Shares) merged into Janus Aspen Series International Growth (Service Shares)
(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
      MFS New Discovery  Series (Service Class)
         2008                                          37  $       7.48  $      273           0.00%    0.70%    -39.94%
         2007                                          40         12.46         499           0.00     0.70       1.53
         2006                                          46         12.27         560           1.75     0.70      12.14
         2005                                          46         10.94         507           0.00     0.70       4.30
         2004                                         160         10.49       1,675           0.00     0.70       5.47

Investments in the
   Oppenheimer Variable Account Funds (Service
   Class ("SC")) Sub-Accounts:
      Oppenheimer Main Street  Small Cap Growth
         (SC)
         2008                                         215          9.98       2,147           0.29     0.70     -38.44
         2007                                         248         16.22       4,017           0.16     0.70      -2.08
         2006                                         275         16.56       4,555           0.02     0.70      13.86
         2005                                         259         14.55       3,771           0.00     0.70       8.95
         2004                                         296         13.35       3,945           0.00     0.70      18.34

Investments in the
   Panorama Series Fund, Inc. (Service Class
   ("SC")) Sub-Accounts:
      Oppenheimer International Growth (SC)
         2008                                         152         11.05       1,680           0.82     0.70     -43.47
         2007                                         206         19.54       4,032           0.63     0.70      12.20
         2006                                         180         17.42       3,133           0.30     0.70      28.35
         2005                                         132         13.57       1,788           0.95     0.70      14.15
         2004                                         161         11.89       1,911           1.83     0.70      16.33

Investments in the
   PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      NACM Small Cap
         2008 (j)                                     142          8.49       1,209           0.00     0.70     -42.04
         2007                                         166         14.65       2,433           0.00     0.70      -0.13
         2006                                         185         14.67       2,714           0.00     0.70      23.22
         2005                                         161         11.91       1,915           0.00     0.70      -0.64
         2004                                         162         11.98       1,941           0.05     0.70      17.06
      OpCap Balanced
         2008                                          48          7.90         377           2.47     0.70     -31.66
         2007                                          41         11.56         476           1.34     0.70      -5.11
         2006                                          38         12.18         462           0.78     0.70      10.03
         2005                                          51         11.07         567           0.28     0.70       2.02
         2004 (q)                                      55         10.85         599           0.00     0.70       8.52

(j)  Previously known as OpCap Small Cap
(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2008                                          99  $      11.93  $    1,185           3.29%    0.70%     -3.07%
         2007                                          99         12.31       1,221           3.32     0.70       2.91
         2006                                         119         11.96       1,425           3.30     0.70       1.48
         2005                                         122         11.78       1,435           3.02     0.70       4.42
         2004                                         129         11.29       1,456           1.66     0.70       4.82
      PIMCO Total Return
         2008                                         287         13.57       3,894           4.59     0.70       4.07
         2007                                         289         13.04       3,771           4.90     0.70       8.00
         2006                                         327         12.08       3,947           4.40     0.70       3.13
         2005                                         287         11.71       3,366           3.74     0.70       1.73
         2004                                         318         11.51       3,655           1.77     0.70       4.15
Investments in the
   Putnam Variable Trust
   Sub-Accounts:
      VT International Growth and Income
         2008                                          97         11.03       1,073           1.91     0.70     -46.40
         2007                                         135         20.58       2,775           1.59     0.70       6.26
         2006                                         118         19.37       2,275           0.91     0.70      26.34
         2005                                          80         15.33       1,226           0.93     0.70      13.31
         2004                                          72         13.53         975           0.98     0.70      20.13

Investments in the
   Universal Institutional Funds, Inc
   Sub-Accounts:
      Van Kampen UIF Capital Growth
         2008 (k)                                      31          7.86         247           0.19     0.70     -49.54
         2007                                          56         15.57         865           0.00     0.70      21.05
         2006                                          40         12.86         516           0.00     0.70       3.38
         2005                                          53         12.44         661           0.62     0.70      14.90
         2004 (q)                                      56         10.83         607           0.19     0.70       8.28
      Van Kampen UIF U.S. Mid Cap Value
         2008                                         233          9.49       2,215           0.87     0.70     -41.70
         2007                                         289         16.28       4,702           0.70     0.70       7.09
         2006                                         300         15.21       4,558           1.05     0.70      19.86
         2005                                         299         12.69       3,790           0.29     0.70      11.53
         2004 (q)                                     318         11.37       3,616           0.04     0.70      13.75

(k)  Previously known as Van Kampen UIF Equity Growth
(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
      LIT Growth and Income (Class II)
         2008                                         164  $      10.12       1,662           1.88%    0.70%    -32.68%
         2007                                         188         15.04       2,823           1.59     0.70       1.80
         2006                                         283         14.77       4,179           0.81     0.70      15.17
         2005                                         208         12.82       2,664           0.77     0.70       8.95
         2004                                         197         11.77       2,318           0.50     0.70      13.32
      LIT Mid Cap Growth (Class II)
         2008 (l)                                      35          7.94         278           0.00     0.70     -47.21
         2007                                          74         15.03       1,110           0.00     0.70      16.78
         2006                                          39         12.87         503           0.00     0.70       4.19
         2005                                          71         12.35         880           0.00     0.70      10.34
         2004 (q)                                      50         11.20         562           0.00     0.70      11.97

(l)  Previously known as LIT Aggressive Growth (Class II)
(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Consultant, Consultant SL, Accumulator, and Protector Policies
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   AIM Variable Insurance Funds
   Sub-Accounts:
      AIM V. I. Basic Value
         2008                                         429  $       6.40  $    2,745           0.96%    0.00%    -51.77%
         2007                                         413         13.26       5,484           0.62     0.00       1.54
         2006                                         392         13.06       5,117           0.39     0.00      13.20
         2005                                         370         11.54       4,269           0.09     0.00       5.74
         2004 (q)                                     308         10.91       3,356           0.00     0.00       9.12
      AIM V. I. Capital Appreciation
         2008                                          93          8.13         760           0.00     0.00     -42.49
         2007                                          77         14.14       1,093           0.00     0.00      12.01
         2006                                          63         12.62         799           0.09     0.00       6.30
         2005                                          18         11.87         215           0.10     0.00       8.84
         2004 (q)                                       3         10.91          38           0.00     0.00       9.09
      AIM V. I. Core Equity
         2008                                          27          8.24         225           2.59     0.00     -30.14
         2007                                          21         11.80         248           1.48     0.00       8.12
         2006 (p)                                      11         10.92         118           0.96     0.00       9.16
      AIM V. I. Mid Cap Core Equity
         2008                                         108         10.25       1,108           1.95     0.00     -28.52
         2007                                          85         14.34       1,224           0.26     0.00       9.55
         2006                                          64         13.09         836           1.14     0.00      11.24
         2005                                          40         11.77         468           0.76     0.00       7.62
         2004 (q)                                      10         10.94         113           0.25     0.00       9.37

Investments in the
   The Alger American Fund
   Sub-Accounts:
      Alger Capital Appreciation
         2008 (b)                                     601         13.95       8,384           0.00     0.00     -45.13
         2007                                         639         25.42      16,234           0.00     0.00      33.53
         2006                                         578         19.04      11,010           0.00     0.00      19.26
         2005                                         585         15.96       9,340           0.00     0.00      14.45
         2004                                         548         13.95       7,648           0.00     0.00       8.19
      Alger Income and Growth
         2008                                         352         10.13       3,569           2.21     0.00     -39.47
         2007                                         379         16.73       6,344           0.78     0.00      10.13
         2006                                         395         15.19       5,997           1.20     0.00       9.31
         2005                                         400         13.90       5,559           1.05     0.00       3.44
         2004                                         405         13.44       5,448           0.52     0.00       7.84

(b)  Previously known as Alger Leveraged AllCap
(p)  For period beginning April 28, 2006 and ended December 31, 2006
(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   The Alger American Fund
   Sub-Accounts (continued):
      Alger Large Cap Growth
         2008 (c)                                     703  $       8.75  $    6,156           0.23%    0.00%    -46.15%
         2007                                         707         16.26      11,500           0.35     0.00      19.94
         2006                                         734         13.55       9,954           0.12     0.00       5.15
         2005                                         673         12.89       8,680           0.22     0.00      12.03
         2004                                         636         11.51       7,316           0.00     0.00       5.50
      Alger MidCap Growth
         2008                                         987         12.23      12,065           0.16     0.00     -58.36
         2007                                       1,029         29.37      30,222           0.00     0.00      31.56
         2006                                         994         22.32      22,191           0.00     0.00      10.14
         2005                                         972         20.27      19,692           0.00     0.00       9.82
         2004                                         805         18.45      14,850           0.00     0.00      13.04
      Alger SmallCap Growth
         2008 (d)                                     435          8.99       3,912           0.00     0.00     -46.60
         2007                                         459         16.84       7,724           0.00     0.00      17.24
         2006                                         486         14.36       6,975           0.00     0.00      20.02
         2005                                         538         11.97       6,435           0.00     0.00      16.88
         2004                                         446         10.24       4,562           0.00     0.00      16.57

Investments in the
   DWS Investments Variable Insurance Trust
   Sub-Accounts:
      DWS VIP Equity 500 Index A
         2008                                         123         12.02       1,479           2.54     0.00     -37.15
         2007                                         121         19.13       2,322           1.50     0.00       5.30
         2006                                         115         18.16       2,080           1.16     0.00      15.52
         2005                                         100         15.72       1,571           1.59     0.00       4.68
         2004                                          88         15.02       1,316           1.23     0.00      10.59
      DWS VIP Small Cap Index A
         2008                                          38         14.60         561           1.65     0.00     -34.12
         2007                                          38         22.16         844           0.88     0.00      -1.90
         2006                                          35         22.59         785           0.62     0.00      17.49
         2005                                          30         19.23         569           0.59     0.00       4.26
         2004                                          20         18.44         378           0.35     0.00      17.76

(c)  Previously known as Alger Growth
(d)  Previously known as Alger Small Capitalization

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   DWS Variable Series I
   Sub-Accounts:
      DWS VIP Bond
         2008                                         313  $      13.16  $    4,123           5.84%    0.00%    -16.77%
         2007                                         347         15.81       5,490           5.12     0.00       4.18
         2006                                         421         15.18       6,392           3.73     0.00       4.72
         2005                                         402         14.50       5,831           3.51     0.00       2.60
         2004                                         365         14.13       5,156           4.25     0.00       5.38
      DWS VIP Global Opportunities
         2008                                         222         14.91       3,316           0.29     0.00     -49.96
         2007                                         232         29.79       6,922           1.33     0.00       9.33
         2006                                         230         27.25       6,277           1.17     0.00      22.08
         2005                                         223         22.32       4,971           0.58     0.00      18.19
         2004                                         211         18.89       3,987           0.25     0.00      23.34
      DWS VIP Growth and Income
         2008                                         139          7.88       1,092           2.24     0.00     -38.31
         2007                                         176         12.77       2,249           1.22     0.00       1.36
         2006                                         178         12.60       2,248           0.93     0.00      13.63
         2005                                         177         11.08       1,967           1.27     0.00       6.07
         2004                                         170         10.45       1,774           0.73     0.00      10.16
      DWS VIP International
         2008                                         184          9.20       1,693           1.35     0.00     -48.21
         2007                                         218         17.77       3,876           2.43     0.00      14.59
         2006                                         191         15.51       2,969           1.74     0.00      25.91
         2005                                         185         12.32       2,282           1.82     0.00      16.17
         2004                                         158         10.60       1,680           1.23     0.00      16.53

Investments in the
   DWS Variable Series II
   Sub-Accounts:
      DWS VIP Balanced A
         2008                                         282          8.98       2,533           4.11     0.00     -27.33
         2007                                         302         12.36       3,727           3.20     0.00       4.84
         2006                                         300         11.79       3,536           2.48     0.00      10.24
         2005 (r)                                     301         10.69       3,220           0.00     0.00       6.91

(r)  For period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Federated Insurance Series
   Sub-Accounts:
      Federated Capital Income Fund II
         2008                                         127  $       9.18  $    1,167           5.75%    0.00%    -20.38%
         2007                                         149         11.53       1,718           4.82     0.00       4.04
         2006                                         156         11.08       1,726           5.85     0.00      15.64
         2005                                         149          9.58       1,425           6.05     0.00       6.28
         2004                                         236          9.01       2,131           3.63     0.00       9.92
      Federated Fund for U.S. Government
         Securities II
         2008                                         382         16.58       6,342           4.86     0.00       4.28
         2007                                         383         15.90       6,083           4.46     0.00       6.29
         2006                                         379         14.96       5,669           4.05     0.00       4.14
         2005                                         385         14.37       5,529           3.90     0.00       2.03
         2004                                         366         14.08       5,159           4.39     0.00       3.61
      Federated High Income Bond Fund II
         2008                                         295         11.12       3,281          10.21     0.00     -25.99
         2007                                         330         15.03       4,952           7.41     0.00       3.43
         2006                                         351         14.53       5,100           8.01     0.00      10.80
         2005                                         333         13.11       4,362           8.30     0.00       2.66
         2004                                         368         12.77       4,706           6.04     0.00      10.46

Investments in the
   Fidelity Variable Insurance Products
   Sub-Accounts:
      VIP Asset Manager
         2008                                         243         11.60       2,822           2.89     0.00     -28.72
         2007                                         219         16.27       3,558           6.01     0.00      15.50
         2006                                         222         14.09       3,124           2.63     0.00       7.32
         2005                                         213         13.13       2,796           2.63     0.00       4.04
         2004                                         217         12.62       2,734           2.62     0.00       5.47
      VIP Contrafund
         2008                                       1,962         13.92      27,313           1.04     0.00     -42.51
         2007                                       1,932         24.21      46,855           0.96     0.00      17.59
         2006                                       1,847         20.59      38,024           1.30     0.00      11.72
         2005                                       1,691         18.43      31,165           0.26     0.00      16.94
         2004                                       1,301         15.76      20,505           0.31     0.00      15.48
      VIP Equity-Income
         2008                                       1,014         10.66      10,814           2.60     0.00     -42.65
         2007                                         990         18.59      18,408           1.86     0.00       1.53
         2006                                         961         18.31      17,592           3.27     0.00      20.19
         2005                                         814         15.24      12,402           1.57     0.00       5.87
         2004                                         745         14.39      10,728           1.48     0.00      11.53

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
      VIP Growth
         2008                                       1,644  $       8.56  $   14,078           0.83%    0.00%    -47.17%
         2007                                       1,777         16.21      28,798           0.80     0.00      26.96
         2006                                       1,706         12.77      21,785           0.39     0.00       6.85
         2005                                       1,697         11.95      20,274           0.47     0.00       5.80
         2004                                       1,546         11.29      17,462           0.26     0.00       3.38
      VIP Index 500
         2008                                       2,805          9.76      27,377           2.31     0.00     -37.00
         2007                                       2,803         15.49      43,426           3.68     0.00       5.44
         2006                                       2,789         14.69      40,969           1.61     0.00      15.73
         2005                                       2,636         12.69      33,460           1.63     0.00       4.82
         2004                                       2,361         12.11      28,591           1.17     0.00      10.61
      VIP Investment Grade Bond
         2008                                         254         11.67       2,960           4.12     0.00      -3.25
         2007                                         215         12.06       2,590           3.65     0.00       4.35
         2006                                         157         11.56       1,818           3.24     0.00       4.35
         2005                                         100         11.08       1,107           2.74     0.00       2.19
         2004                                          53         10.84         577           1.57     0.00       4.45
      VIP Money Market
         2008                                       1,640         14.46      23,724           3.00     0.00       3.02
         2007                                       1,192         14.04      16,734           5.66     0.00       5.22
         2006                                       1,120         13.34      14,941           5.25     0.00       4.88
         2005                                       1,062         12.72      13,512           3.00     0.00       3.04
         2004                                       1,002         12.35      12,372           1.48     0.00       1.21
      VIP Overseas
         2008                                         677         11.54       7,814           2.70     0.00     -43.80
         2007                                         658         20.54      13,526           3.36     0.00      17.31
         2006                                         654         17.51      11,448           0.83     0.00      18.08
         2005                                         562         14.83       8,338           0.56     0.00      19.05
         2004                                         423         12.46       5,265           0.91     0.00      13.63

Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2008                                         827         17.85      14,759           2.77     0.00     -15.84
         2007                                         877         21.21      18,598           2.59     0.00      10.54
         2006                                         902         19.19      17,313           2.13     0.00      10.72
         2005                                         928         17.33      16,079           2.26     0.00       7.95
         2004                                         907         16.05      14,565           2.23     0.00       8.53

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series
   Sub-Accounts (continued):
      Flexible Bond
         2008                                         281  $      17.66  $    4,969           4.66%    0.00%      6.02%
         2007                                         287         16.66       4,782           4.42     0.00       7.04
         2006                                         333         15.56       5,179           4.89     0.00       4.22
         2005                                         326         14.93       4,868           5.52     0.00       2.00
         2004                                         317         14.64       4,646           5.76     0.00       3.97
      Forty Portfolio
         2008                                         122         10.85       1,324           0.15     0.00     -44.15
         2007                                          93         19.43       1,803           0.36     0.00      36.99
         2006                                          59         14.19         834           0.40     0.00       9.35
         2005                                          43         12.97         555           0.24     0.00      12.85
         2004 (q)                                      14         11.50         165           0.42     0.00      14.97
      Large Cap Growth
         2008                                       1,158          8.99      10,412           0.76     0.00     -39.72
         2007                                       1,210         14.92      18,056           0.73     0.00      15.09
         2006                                       1,259         12.96      16,320           0.48     0.00      11.38
         2005                                       1,283         11.64      14,935           0.33     0.00       4.29
         2004                                       1,273         11.16      14,205           0.14     0.00       4.52
      Mid Cap Growth
         2008                                       1,085         11.82      12,819           0.27     0.00     -43.72
         2007                                       1,123         21.00      23,573           0.22     0.00      22.04
         2006                                       1,196         17.21      20,581           0.00     0.00      13.61
         2005                                       1,254         15.15      18,994           0.00     0.00      12.31
         2004                                       1,304         13.49      17,589           0.00     0.00      20.75
      Worldwide Growth
         2008                                       1,105          8.48       9,373           1.23     0.00     -44.66
         2007                                       1,176         15.33      18,033           0.78     0.00       9.63
         2006                                       1,232         13.98      17,226           1.70     0.00      18.20
         2005                                       1,285         11.83      15,204           1.33     0.00       5.87
         2004                                       1,314         11.17      14,680           0.97     0.00       4.78

(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Balanced (Service Shares)
         2008                                         212  $      13.90  $    2,942           2.61%    0.00%    -16.06%
         2007                                         190         16.56       3,139           2.46     0.00      10.29
         2006                                         148         15.02       2,229           2.09     0.00      10.41
         2005                                         103         13.60       1,401           2.36     0.00       7.66
         2004                                          53         12.64         671           2.95     0.00       8.29
      Foreign Stock (Service Shares)
         2008 (f) (g)                                   -           N/A           -           2.89     0.00      -5.46
         2007                                         254         18.31       4,650           1.58     0.00      18.25
         2006                                         138         15.48       2,141           1.62     0.00      18.06
         2005                                         114         13.11       1,497           0.92     0.00       6.24
         2004                                         141         12.34       1,740           0.35     0.00      18.22
      International Growth (Service Shares)
         2008 (a) (g)                                 483          4.71       2,271           8.35     0.00     -52.93
      Mid Cap Value (Service Shares)
         2008                                         147         11.18       1,646           3.73     0.00     -27.90
         2007                                         124         15.51       1,926           3.26     0.00       7.17
         2006                                          93         14.47       1,341           2.72     0.00      15.06
         2005                                          48         12.58         602           5.80     0.00      10.00
         2004 (q)                                       9         11.44         100           0.34     0.00      14.35
      Risk-Managed Core (Service Shares)
         2008                                          45          9.54         432           0.77     0.00     -36.24
         2007                                          39         14.97         591           0.53     0.00       6.13
         2006                                          31         14.10         431           0.15     0.00      10.77
         2005                                          14         12.73         183          10.70     0.00      10.91
         2004 (q)                                       1         11.48           8           1.57     0.00      14.80
      Small Company Value (Service Shares)
         2008                                         104          8.12         846           0.00     0.00     -35.92
         2007                                          72         12.67         912           1.05     0.00      -6.11
         2006                                          37         13.50         505           0.00     0.00      21.87
         2005 (r)                                       6         11.07          65           0.00     0.00      10.74

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(f)  For period beginning January 1, 2008 and ended May 1, 2008
(g) On May 1, 2008 Foreign Stock (Service Shares) merged into Janus Aspen Series International Growth (Service Shares)
(q)  For period beginning April 30, 2004 and ended December 31, 2004
(r)  For period beginning April 29, 2005 and ended December 31, 2005

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts (continued):
      Worldwide Growth (Service Shares)
         2008                                          47  $      10.57  $      492           1.06%    0.00%    -44.81%
         2007                                          45         19.15         853           0.60     0.00       9.36
         2006                                          46         17.51         807           1.62     0.00      17.94
         2005                                          42         14.84         627           1.27     0.00       5.57
         2004                                          33         14.06         461           1.18     0.00       4.53

Investments in the
   Lazard Retirement Series Inc.
   Sub-Accounts:
      Emerging Markets Equity
         2008 (h)                                      36         26.44         946           2.69     0.00     -48.72
         2007                                          32         51.57       1,660           1.28     0.00      33.30
         2006                                          26         38.68       1,000           0.52     0.00      29.95
         2005                                          16         29.77         482           0.25     0.00      40.78
         2004                                          17         21.15         354           0.35     0.00      30.59

Investments in the
   Legg Mason  Partners Variable Portfolios I, Inc
   Sub-Accounts:
      Legg Mason Variable All Cap Portfolio I
         2007 (m) (n)                                   -           N/A           -           0.65     0.00       5.46
         2006                                          37         19.79         735           1.49     0.00      18.11
         2005                                          31         16.75         516           0.97     0.00       4.05
         2004                                          24         16.10         389           0.77     0.00       8.31
      Legg Mason Variable Fundamental Value
         2008                                          99          6.09         602           1.94     0.00     -36.58
         2007 (n) (o)                                  91          9.60         873           2.49     0.00      -4.03
      Legg Mason Variable Global High Yield
         Bond II
         2008                                         119          8.77       1,042          14.26     0.00     -30.82
         2007                                          85         12.68       1,078           8.61     0.00      -0.07
         2006                                          60         12.69         760           7.16     0.00      10.64
         2005                                          39         11.47         443           8.98     0.00       3.81
         2004 (q)                                      12         11.05         137          11.77     0.00      10.50

(h)  Previously known as Emerging Markets
(m)  For period beginning January 1, 2007 and ended April 27, 2007
(n) On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(o)  For period beginning April 27, 2007 and ended December 31, 2007
(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Legg Mason  Partners Variable Portfolios I, Inc
   Sub-Accounts (continued):
      Legg Mason Variable  Investors
         Portfolio I
         2008                                          87  $       9.31  $      807           1.40%    0.00%    -35.62%
         2007                                          85         14.46       1,231           1.38     0.00       3.90
         2006                                          80         13.92       1,111           1.78     0.00      18.26
         2005                                          70         11.77         828           1.04     0.00       6.53
         2004 (q)                                      71         11.05         779           2.83     0.00      10.46

Investments in the
   MFS Variable Insurance Trust
   Sub-Accounts:
      MFS Growth
         2008 (i)                                     486          9.71       4,718           0.24     0.00     -37.42
         2007                                         533         15.51       8,261           0.00     0.00      21.17
         2006                                         544         12.80       6,966           0.00     0.00       7.89
         2005                                         538         11.87       6,379           0.00     0.00       9.19
         2004                                         548         10.87       5,951           0.00     0.00      12.96
      MFS High Income Series
         2008                                          52          8.90         460           9.81     0.00     -28.49
         2007                                          43         12.45         540           6.85     0.00       1.77
         2006                                          29         12.23         356           6.71     0.00      10.37
         2005                                          13         11.08         139           4.31     0.00       2.16
         2004 (q)                                       2         10.85          25           0.00     0.00       8.47
      MFS Investors Growth Stock Series
         2008                                          44          8.69         379           0.61     0.00     -36.87
         2007                                          35         13.76         477           0.26     0.00      11.36
         2006                                          21         12.36         260           0.00     0.00       7.58
         2005                                          12         11.49         134           0.33     0.00       4.49
         2004 (q)                                       3         10.99          34           0.00     0.00       9.94
      MFS Investors Trust Series
         2008                                         364          9.69       3,529           0.89     0.00     -33.08
         2007                                         337         14.48       4,875           0.84     0.00      10.31
         2006                                         351         13.13       4,607           0.48     0.00      12.99
         2005                                         340         11.62       3,946           0.53     0.00       7.31
         2004                                         333         10.83       3,600           0.60     0.00      11.35

(i)  Previously known as MFS Emerging Growth Series
(q)  For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   MFS Variable Insurance Trust
   Sub-Accounts (continued):
      MFS New Discovery Series
         2008                                         312  $      13.29  $    4,145           0.00%    0.00%    -39.33%
         2007                                         318         21.90       6,968           0.00     0.00       2.52
         2006                                         320         21.36       6,836           1.75     0.00      13.22
         2005                                         331         18.87       6,254           0.00     0.00       5.25
         2004                                         316         17.93       5,660           0.00     0.00       6.52
      MFS Research Series
         2008                                         182          9.72       1,765           0.53     0.00     -36.09
         2007                                         201         15.20       3,052           0.70     0.00      13.20
         2006                                         210         13.43       2,822           0.48     0.00      10.48
         2005                                         216         12.15       2,626           0.53     0.00       7.80
         2004                                         283         11.28       3,186           0.84     0.00      15.85
      MFS Total Return Series
         2008                                         622         14.65       9,119           3.78     0.00     -22.13
         2007                                       1,039         18.81      19,555           2.52     0.00       4.21
         2006                                       1,020         18.05      18,415           2.23     0.00      11.89
         2005                                       1,021         16.13      16,478           1.93     0.00       2.82
         2004                                         862         15.69      13,521           1.43     0.00      11.33
      MFS Utilities Series
         2008                                          61         22.22       1,352           1.48     0.00     -37.67
         2007                                          56         35.65       2,004           0.78     0.00      27.90
         2006                                          36         27.88       1,016           1.60     0.00      31.26
         2005                                          25         21.24         527           0.54     0.00      16.84
         2004                                          12         18.18         213           1.25     0.00      30.20
      MFS Value Series
         2008                                          84         10.62         897           1.29     0.00     -32.58
         2007                                          72         15.75       1,139           0.91     0.00       7.91
         2006                                          43         14.60         635           0.94     0.00      20.84
         2005                                          23         12.08         277           0.86     0.00       6.66
         2004 (q)                                       6         11.33          68           0.00     0.00      13.26

(q)  For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Main Street Small Cap Growth
         2008                                         255  $      14.21  $    3,623           0.52%    0.00%    -37.83%
         2007                                         215         22.85       4,910           0.30     0.00      -1.21
         2006                                         156         23.13       3,617           0.13     0.00      15.00
         2005                                         108         20.12       2,180           0.00     0.00       9.92
         2004                                          46         18.30         848           0.00     0.00      19.42
      Oppenheimer MidCap Fund
         2008                                          76          6.61         503           0.00     0.00     -49.07
         2007                                          44         12.98         575           0.00     0.00       6.33
         2006                                          25         12.20         309           0.00     0.00       2.96
         2005 (r)                                       4         11.85          50           0.00     0.00      18.53

Investments in the
   Oppenheimer Variable Account Funds (Service
   Class ("SC"))
   Sub-Accounts:
      Oppenheimer Global Securities (SC)
         2008                                         366          9.94       3,640           1.23     0.00     -40.33
         2007                                         287         16.67       4,790           0.97     0.00       6.08
         2006                                         179         15.71       2,810           0.65     0.00      17.36
         2005                                          91         13.39       1,216           0.44     0.00      14.06
         2004 (q)                                      23         11.74         267           0.00     0.00      17.37
      Oppenheimer Main Street Small Cap
         Growth (SC)
         2008                                         256         10.46       2,673           0.29     0.00     -38.00
         2007                                         267         16.87       4,497           0.16     0.00      -1.39
         2006                                         251         17.11       4,301           0.02     0.00      14.66
         2005                                         223         14.92       3,326           0.00     0.00       9.71
         2004                                         156         13.60       2,119           0.00     0.00      19.18

Investments in the
   Panorama Series Fund, Inc.
   Sub-Accounts:
      Oppenheimer International Growth
         2008                                          33         19.63         650           1.24     0.00     -42.64
         2007                                          34         34.22       1,171           0.83     0.00      12.61
         2006                                          25         30.39         769           0.49     0.00      30.78
         2005                                          16         23.24         381           0.74     0.00      14.06
         2004                                          12         20.37         247           0.69     0.00      17.85

(q)  For period beginning April 30, 2004 and ended December 31, 2004
(r)  For period beginning April 29, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      NACM Small Cap
         2008 (j)                                     263  $       8.90  $    2,338           0.00%    0.00%    -41.63%
         2007                                         280         15.24       4,269           0.00     0.00       0.58
         2006                                         391         15.16       5,920           0.00     0.00      24.08
         2005                                         274         12.22       3,345           0.00     0.00       0.06
         2004                                         194         12.21       2,372           0.05     0.00      17.88
      OpCap Balanced
         2008                                         132          8.16       1,080           2.47     0.00     -31.18
         2007                                         128         11.86       1,521           1.34     0.00      -4.44
         2006                                         110         12.41       1,360           0.78     0.00      10.80
         2005                                          98         11.20       1,096           0.28     0.00       2.74
         2004 (q)                                      80         10.90         869           0.00     0.00       9.04
      OpCap Renaissance
         2008 (e)                                       -           N/A           -           1.47     0.00      -9.58
         2007                                          26         13.06         341           0.78     0.00       6.32
         2006                                          22         12.29         272           0.18     0.00      11.37
         2005                                          15         11.03         169           0.00     0.00      -4.53
         2004 (q)                                       5         11.56          57           7.44     0.00      15.56

Investments in the
   PIMCO Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2008                                         210         12.50       2,624           3.29     0.00      -2.39
         2007                                         163         12.80       2,087           3.32     0.00       3.63
         2006                                         160         12.36       1,971           3.30     0.00       2.19
         2005                                         140         12.09       1,692           3.02     0.00       5.15
         2004                                         112         11.50       1,288           1.66     0.00       5.56
      Money Market
         2008                                         269         11.70       3,142           2.31     0.00       2.25
         2007                                         246         11.44       2,816           4.65     0.00       4.88
         2006                                         220         10.91       2,399           4.88     0.00       4.62
         2005                                         169         10.43       1,765           4.49     0.00       2.76
         2004                                          65         10.15         656           1.50     0.00       0.88

(e)  For period beginning January 1, 2008 and ended January 18, 2008
(j)  Previously known as OpCap Small Cap
(q)  For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   PIMCO Variable Insurance Trust
   Sub-Accounts (continued):
      PIMCO Real Return
         2008                                         180  $      11.47  $    2,058           3.77%    0.00%     -7.04%
         2007                                         130         12.33       1,607           4.57     0.00      10.68
         2006                                          90         11.14       1,008           4.53     0.00       0.71
         2005                                          47         11.07         521           2.87     0.00       2.08
         2004 (q)                                       6         10.84          64           0.67     0.00       8.39
      PIMCO Total Return
         2008                                         725         14.22      10,315           4.59     0.00       4.80
         2007                                         655         13.57       8,893           4.90     0.00       8.77
         2006                                         647         12.48       8,077           4.40     0.00       3.86
         2005                                         536         12.01       6,445           3.74     0.00       2.44
         2004                                         460         11.73       5,401           1.77     0.00       4.88

Investments in the
   Putnam Variable Trust
   Sub-Accounts:
      VT International Growth and Income
         2008                                         265         11.56       3,064           1.91     0.00     -46.02
         2007                                         267         21.42       5,713           1.59     0.00       7.01
         2006                                         217         20.01       4,348           0.91     0.00      27.22
         2005                                         109         15.73       1,710           0.93     0.00      14.10
         2004                                          55         13.79         752           0.98     0.00      20.98

Investments in the
   Putnam Variable Trust (Class IA)
   Sub-Accounts:
      VT High Yield (Class IA)
         2008                                          42         11.99         498          10.29     0.00     -26.01
         2007                                          44         16.21         720           7.77     0.00       3.31
         2006                                          38         15.69         597           6.49     0.00      10.60
         2005                                          26         14.19         364           7.45     0.00       3.47
         2004                                          18         13.71         251           5.09     0.00      10.99
      VT International Growth and Income
         (Class IA)
         2008                                          57         15.43         876           2.17     0.00     -45.85
         2007                                          52         28.49       1,492           1.80     0.00       7.29
         2006                                          39         26.56       1,043           0.94     0.00      27.63
         2005                                          19         20.81         399           0.77     0.00      14.33
         2004                                          11         18.20         194           0.86     0.00      21.31

(q)  For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Rydex Variable Trust
   Sub-Accounts:
      Rydex Sector Rotation
         2008                                          35  $      13.95  $      492           0.00%    0.00%    -40.73%
         2007                                          28         23.54         669           0.00     0.00      22.75
         2006                                          22         19.18         421           0.00     0.00      11.39
         2005                                          14         17.22         234           0.00     0.00      13.71
         2004                                           9         15.14         131           0.00     0.00      10.71

Investments in the
   T. Rowe Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Blue Chip Growth
         2008                                         168          8.21       1,382           0.12     0.00     -42.51
         2007                                         132         14.29       1,886           0.50     0.00      12.74
         2006                                         101         12.67       1,274           0.38     0.00       9.67
         2005                                          54         11.56         627           0.16     0.00       5.94
         2004 (q)                                      18         10.91         201           1.02     0.00       9.07
      T. Rowe Price Equity Income
         2008                                       1,168         13.17      15,392           2.48     0.00     -36.11
         2007                                       1,158         20.62      23,872           1.76     0.00       3.26
         2006                                       1,158         19.97      23,113           1.57     0.00      18.97
         2005                                         984         16.78      16,516           1.59     0.00       3.92
         2004                                         799         16.15      12,911           1.58     0.00      14.92
      T. Rowe Price Mid-Cap Growth
         2008                                         379         17.00       6,446           0.00     0.00     -39.76
         2007                                         412         28.22      11,630           0.22     0.00      17.52
         2006                                         478         24.01      11,475           0.00     0.00       6.64
         2005                                         489         22.52      11,005           0.00     0.00      14.74
         2004                                         492         19.62       9,646           0.00     0.00      18.34
      T. Rowe Price New America Growth
         2008                                         146          8.49       1,241           0.00     0.00     -38.24
         2007                                         150         13.75       2,060           0.00     0.00      13.78
         2006                                         154         12.09       1,860           0.05     0.00       7.33
         2005                                         151         11.26       1,704           0.00     0.00       4.47
         2004                                         142         10.78       1,526           0.03     0.00      10.88

(q)  For period beginning April 30, 2004 and ended December 31, 2004

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   T. Rowe Price International Series, Inc.
   Sub-Accounts:
      T. Rowe Price International Stock
         2008                                         346  $       8.97  $    3,100           2.18%    0.00%    -48.70%
         2007                                         339         17.49       5,932           1.53     0.00      13.03
         2006                                         305         15.47       4,726           1.23     0.00      19.09
         2005                                         284         12.99       3,688           1.67     0.00      16.03
         2004                                         252         11.19       2,817           1.20     0.00      13.77

Investments in the
   The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Capital Growth
         2008 (k)                                      82          8.12         665           0.19     0.00     -49.19
         2007                                          74         15.98       1,181           0.00     0.00      21.91
         2006                                          66         13.11         859           0.00     0.00       4.11
         2005                                          50         12.59         630           0.62     0.00      15.71
         2004 (q)                                      35         10.88         384           0.19     0.00       8.79
      Van Kampen UIF High Yield
         2008                                          15         11.67         181           9.94     0.00     -22.86
         2007                                          18         15.12         267           8.84     0.00       4.01
         2006                                          17         14.54         242           8.40     0.00       8.62
         2005                                          15         13.39         204           7.46     0.00       1.06
         2004                                          12         13.25         156           6.39     0.00       9.48
      Van Kampen UIF U.S. Mid Cap Value
         2008                                         474          9.81       4,646           0.87     0.00     -41.29
         2007                                         504         16.71       8,417           0.70     0.00       7.84
         2006                                         505         15.49       7,823           0.26     0.00      20.70
         2005                                         529         12.83       6,785           0.29     0.00      12.31
         2004 (q)                                     354         11.43       4,048           0.04     0.00      14.28
      Van Kampen UIF U.S. Real Estate
         2008                                         189         15.93       3,010           3.94     0.00     -37.89
         2007                                         168         25.65       4,316           1.17     0.00     -17.07
         2006                                         151         30.93       4,675           1.05     0.00      38.04
         2005                                         105         22.41       2,344           1.12     0.00      17.05
         2004                                          57         19.14       1,092           1.56     0.00      36.39

(k)  Previously known as Van Kampen UIF Equity Growth
(q)  For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Van Eck Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide Absolute Return
         2008                                          24  $       9.78  $      237           0.07%    0.00%    -13.10%
         2007                                          12         11.25         132           0.55     0.00       4.05
         2006                                           7         10.81          78           0.00     0.00       8.65
         2005                                           2          9.95          22           0.00     0.00       0.20
         2004 (q)                                     < 1          9.93           2           0.00     0.00      -0.71
      Van Eck Worldwide Emerging Markets Equity
         2008                                         134         11.37       1,527           0.00     0.00     -64.78
         2007                                          98         32.28       3,162           0.26     0.00      37.61
         2006                                          51         23.45       1,190           0.05     0.00      39.49
         2005                                          21         16.81         351           0.30     0.00      32.00
         2004 (q)                                       5         12.74          59           0.00     0.00      27.39
      Van Eck Worldwide Hard Assets
         2008                                         105         18.67       1,969           0.32     0.00     -46.12
         2007                                          87         34.66       3,023           0.10     0.00      45.36
         2006                                          64         23.84       1,523           0.05     0.00      24.49
         2005                                          36         19.15         688           0.13     0.00      51.67
         2004 (q)                                      10         12.63         126           0.00     0.00      26.27

Investments in the
   Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Government
         2008                                          67         12.15         816           3.22     0.00       1.81
         2007                                          58         11.94         689           2.85     0.00       7.33
         2006                                          25         11.12         274           4.50     0.00       3.34
         2005                                          10         10.76         113           2.72     0.00       3.54
         2004 (q)                                       4         10.39          43           0.00     0.00       3.95
      LIT Growth and Income
         2008                                         167         13.84       2,306           2.11     0.00     -32.03
         2007                                         153         20.36       3,106           1.49     0.00       2.80
         2006                                         123         19.81       2,446           0.98     0.00      16.23
         2005                                          90         17.04       1,531           0.94     0.00       9.99
         2004                                          61         15.49         948           0.44     0.00      14.38

(q)  For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Accumulator,
                                                                   and Protector Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
      LIT Growth and Income (Class II)
         2008                                         250  $      10.61  $    2,651           1.88%    0.00%    -32.21%
         2007                                         271         15.65       4,248           1.59     0.00       2.52
         2006                                         326         15.26       4,977           0.81     0.00      15.97
         2005                                         235         13.16       3,090           0.77     0.00       9.72
         2004                                         206         11.99       2,469           0.50     0.00      14.12
      LIT Mid Cap Growth  (Class II)
         2008 (l)                                     128          8.20       1,050           0.00     0.00     -46.83
         2007                                         114         15.42       1,764           0.00     0.00      17.60
         2006                                         102         13.12       1,339           0.00     0.00       4.92
         2005                                          75         12.50         937           0.00     0.00      11.11
         2004 (q)                                      72         11.25         810           0.00     0.00      12.50

Investments in the
   Wells Fargo Variable Trust
   Sub-Accounts:
      Wells Fargo VT Advantage Discovery
         2008                                         315          9.04       2,848           0.00     0.00     -44.36
         2007                                         411         16.25       6,673           0.00     0.00      22.32
         2006                                         418         13.28       5,552           0.00     0.00      14.64
         2005 (r)                                     425         11.59       4,923           0.00     0.00      15.86
      Wells Fargo VT Advantage Opportunity
         2008                                         548          7.99       4,377           2.00     0.00     -40.10
         2007                                         593         13.33       7,906           0.63     0.00       6.63
         2006                                         668         12.50       8,347           0.00     0.00      12.22
         2005 (r)                                     724         11.14       8,070           0.00     0.00      11.41

(l)  Previously known as LIT Aggressive Growth (Class II)
(q)  For period beginning April 30, 2004 and ended December 31, 2004
(r)  For period beginning April 29, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        Total Accumulator Policies
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   The Alger American Fund
   Sub-Accounts:
      Alger American Balanced
         2008 (a)                                     < 1  $       7.11  $        1           0.00%    0.00%    -28.89%
      Alger Capital Appreciation
         2008 (a) (b)                                   1          6.11           8           0.00     0.00     -38.90
      Alger Large Cap Growth
         2008 (a) (c)                                   1          5.83           5           0.23     0.00     -41.72
      Alger MidCap Growth
         2008 (a)                                       2          4.81          10           0.16     0.00     -51.92

Investments in the
   AllianceBernstein
   Sub-Accounts:
      VPS Growth and Income Class A
         2008 (a)                                       1          6.44           6           0.00     0.00     -35.56
      VPS International Growth Class A
         2008 (a)                                       2          5.26          12           0.00     0.00     -47.35
      VPS International Value Class A
         2008 (a)                                       1          4.81           7           0.00     0.00     -51.89
      VPS Small Cap Growth Class A
         2008 (a)                                       1          6.09           6           0.00     0.00     -39.09
      VPS Small/Mid Cap Value Class A
         2008 (a)                                     < 1          6.26           1           0.00     0.00     -37.37
      VPS Wealth Appreciation Strategy Class A
         2008 (a)                                       1          5.95           3           0.00     0.00     -40.47

(a)  For period beginning May 1, 2008 and ended December 31, 2008
(b)  Previously known as Alger Leveraged AllCap
(c)  Previously known as Alger Growth

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Fidelity Variable Insurance Products
   Sub-Accounts:
      VIP Contrafund
         2008 (a)                                       9  $       6.05  $       52           1.04%    0.00%    -39.47%
      VIP Equity-Income
         2008 (a)                                       2          5.88          10           2.60     0.00     -41.16
      VIP Growth
         2008 (a)                                       1          5.73           6           0.83     0.00     -42.70
      VIP Growth & Income
         2008 (a)                                       2          6.09          10           2.97     0.00     -39.10
      VIP High Income
         2008 (a)                                       1          7.40           5          19.64     0.00     -25.97
      VIP Index 500 - Service Class
         2008 (a)                                       6          6.52          38           3.77     0.00     -34.81
      VIP Investment Grade Bond
         2008 (a)                                       2          9.59          14           4.12     0.00      -4.05
      VIP Mid Cap
         2008 (a)                                       2          6.34          13           0.86     0.00     -36.58
      VIP Money Market
         2008 (a)                                       3         10.18          34           3.00     0.00       1.77
      VIP Real Estate
         2008 (a)                                       2          5.35          10           5.55     0.00     -46.51
      VIP Value Strategies
         2008 (a)                                     < 1          5.16           2           2.54     0.00     -48.35

(a)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Franklin Templeton Investments Fund
   Sub-Accounts:
      VIP Global Asset Allocation
         2008 (a)                                       1  $       7.59  $        8           0.13%    0.00%    -24.09%
      VIP Global Communications Securities
         2008 (a)                                     < 1          5.82           2           0.00     0.00     -41.77
      VIP Global Income Securities
         2008 (a)                                       2         10.12          17           0.02     0.00       1.17
      VIP High Income Securities
         2008 (a)                                     < 1          7.54           3           0.41     0.00     -24.62
      VIP Income Securities
         2008 (a)                                       1          6.99          10           3.80     0.00     -30.12
      VIP Mutual Discovery Securities
         2008 (a)                                       3          7.48          20           0.72     0.00     -25.18
      VIP Mutual Shares Securities
         2008 (a)                                       2          6.63          16           3.21     0.00     -33.65
      VIP Small Cap Value Securities
         2008 (a)                                       2          6.57          11           0.03     0.00     -34.27
      VIP Small-Mid Cap Growth Securities
         2008 (a)                                       1          6.09           4           0.00     0.00     -39.06
      VIP Strategic Income Securities
         2008 (a)                                     < 1          8.67           3           0.17     0.00     -13.27
      VIP U.S. Government
         2008 (a)                                     < 1         10.52           5           0.14     0.00       5.22

(a)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Ibbotson Fund
   Sub-Accounts:
      Aggressive Growth ETF Assets Allocation
         2008 (a)                                      28  $       6.55  $      186           0.73%    0.00%    -34.50%
      Balanced ETF Assets Allocation
         2008 (a)                                      16          7.66         119           2.44     0.00     -23.37
      Conservative ETF Assets Allocation
         2008 (a)                                     < 1          9.32           4           1.66     0.00      -6.75
      Growth ETF Assets Allocation
         2008 (a)                                      29          6.97         202           0.18     0.00     -30.27
      Income and Growth ETF Assets Allocation
         2008 (a)                                       3          8.50          25           7.62     0.00     -14.95

Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2008 (a)                                       1          8.33          11           2.77     0.00     -16.67
      Flexible Bond
         2008 (a)                                     < 1         10.32           4           4.66     0.00       3.23
      Forty Portfolio
         2008 (a)                                       5          5.45          26           0.15     0.00     -45.53
      Fundamental Equity
         2008 (a)                                       1          6.10           4           0.56     0.00     -38.97

(a)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series
   Sub-Accounts (continued):
      Global Life Sciences
         2008 (a)                                     < 1  $       7.54  $        3           0.00%    0.00%    -24.61%
      Global Technology
         2008 (a)                                       1          5.97           4           0.13     0.00     -40.25
      International Growth
         2008 (a)                                       5          4.69          21           0.29     0.00     -53.15
      Mid Cap Growth
         2008 (a)                                       1          5.56           6           0.27     0.00     -44.44
      Mid Cap Value
         2008 (a)                                       1          7.12           8           1.49     0.00     -28.83

Investments in the
   Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced
         2008 (a)                                       1          5.83           4           0.00     0.00     -41.72
      Oppenheimer Core Bond
         2008 (a)                                       1          6.09           5           0.00     0.00     -39.09
      Oppenheimer Global Securities
         2008 (a)                                       1          6.24           9           0.00     0.00     -37.60

(a)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer Main Street Small Cap Growth
         2008 (a)                                       1  $       6.49  $        8           0.52%    0.00%    -35.06%
      Oppenheimer Strategic Bond
         2008 (a)                                       1          8.31           8           0.00     0.00     -16.85
      Oppenheimer Value
         2008 (a)                                       1          6.53           6          64.35     0.00     -34.70

Investments in the
   Panorama Series Fund, Inc.
   Sub-Accounts:
      Oppenheimer International Growth
         2008 (a)                                       1          5.96           3           1.24     0.00     -40.39

Investments in the
   The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Capital Growth
         2008 (a)                                     < 1          5.24           1           0.19     0.00     -47.62
      Van Kampen UIF U.S. Mid Cap Value
         2008 (a)                                       1          6.09           4           0.87     0.00     -39.12
      Van Kampen UIF Emerging Markets Equity
         2008 (a)                                       5          4.61          22           0.00     0.00     -53.93

Investments in the
   Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Government
         2008 (a)                                     < 1         10.18         < 1           3.22     0.00      1.75

(a)  For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                           Accumulation
                                                    Units    Unit Fair   Net Assets    Investment   Expense    Total
                                                   (000s)      Value       (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Van Kampen Life Investment Trust
   Sub-Accounts (continued):
      LIT Growth and Income
         2008 (a)                                     < 1  $       7.03  $        2           2.11%    0.00%    -29.68%

(c)  For period beginning May 1, 2008 and ended December 31, 2008

                                     PART C

                                OTHER INFORMATION





Item 26. EXHIBITS

(a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

(b)  Custodian Agreement (Not Applicable)

(c)  (i) Principal Underwriting Agreement (3)
     (ii) Form of Selling Agreement (4)
     (iii) Schedule of Sales Commissions (6)

(d)  Specimen Consultant SL Flexible Premium Variable Universal Life Policy (5)

(e)  Application Form (5)

(f)  (1)  Certificate  of  Incorporation  of Lincoln  Benefit (1)
     (2)  By-laws of Lincoln Benefit (1)

(g)  Contracts of Reinsurance (11)

(h)  Fund Participation Agreements:

     (1) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company (1)

     (2)  Participation   Agreement  among  Lincoln  Benefit  Life  Company  and
          Variable   Insurance   Products   Fund   and   Fidelity   Distributors
          Corporation. (1)

     (3)  Participation   Agreement  among  Lincoln  Benefit  Life  Company  and
          Variable  Insurance   Products  Fund  II  and  Fidelity   Distributors
          Corporation (1)

     (4) (i) Participation Agreement among The Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated (1)

          (ii) Service Agreement between Fred Alger Management, Inc. and Lincoln Benefit Life Company (1)

     (5) (i) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company(1)

          (ii) Reimbursement Agreement by and between Scudder, Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)

          (iii) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services (1)

     (6) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (1)

     (7) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and Lincoln Benefit Life Company (1)

     (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company (1)

     (9) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

     (10) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (7)

     (11) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (8)

     (12) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company (7)

     (13) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC (9)

     (14) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company (7)

     (15) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (7)

     (16) (i) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust (9)

           (ii) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company (10)

     (17) Form of  Participation  Agreement  among Lincoln Benefit Life Company,
          The  Universal   Institutional  Funds,  Inc.  and  Miller  Anderson  &
          Sherrerd, LLP...........(9)

     (18) Form of  Participation  Agreement  between Salomon  Brothers  Variable
          Series   Funds   Inc.,   and   Salomon   Brothers   Asset   Management
          Inc.........................(9)

     (19) Form of  Participation  Agreement  among Rydex Variable  Trust,  Padco
          Financial      Services,       and      Lincoln      Benefit      Life
          Company..............................(10)

     (20) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit Life Company
          ...........................(7)

     (21) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation,
          and Lincoln Benefit Life Company..............................(13)

     (22) Form of  Participation  Agreement  among Wells Fargo  Variable  Trust,
          Wells  Fargo  Funds   Distributor,   LLC  and  Lincoln   Benefit  Life
          Company................ (14)

     (23) Form of Participation Agreement between Financial Investors Variable Insurance Trust and Lincoln Benefit Life Company (filed herewith)

(i)  Administrative Contracts (Not Applicable)

(j)  Other Material Contracts (Not Applicable)

(k)  Opinion and Consent of Counsel (6)

(l)  Actuarial Opinion and Consent (12)

(m)  Sample Calculations (12)

(n) (1) Consent of Independent Registered Public Accounting Firm (filed herewith)

(o)  Omitted financial statements (Not applicable)

(p)  Initial Capital Arrangements (Not Applicable)

(q)  Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (6)

(r)  Table of Surrender Charge Factors and Percentages (6)

(99) (a) Powers of Attorney for Frederick F. Cripe, Lawrence W. Dahl, Matthew S. Easley, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, John E. Smith, Steven C. Verney (filed herewith)

(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).

(2)  Incorporated  by  reference  from  Pre-Effective  Amendment to Form S-6 for
Lincoln Benefit Life Variable Life Account, filed July 23, 1998 (File No. 333-47717).

(3) Incorporated by reference from Post-Effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(4) Incorporated by reference from Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545).


(5)  Incorporated  by  reference  from  Registration  Statement  on Form S-6 for
Lincoln Benefit Life Variable Life Account, filed April 22, 1999 (File No. 333-76799).

(6)  Incorporated  by  reference  from  Pre-effective  Amendment to Form S-6 for
Lincoln Benefit Life Variable Life Account, filed July 19, 1999 (File No. 333-76799).

(7) Incorporated by reference from Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(8) Incorporated by reference from Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427).

(9) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427).

(10) Incorporated by reference from Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427).

(11) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545).

     (12) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 of Lincoln Benefit Life Variable Life Account, filed February 24, 2003 (File Number 333-76799).

(13) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-109688, filed October 14, 2003).

(14) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 4, 2005 (File No. 333-76799, 811-09154)

(15) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 20, 2006 (File No. 333-76799, 811-09154)

(16) Incorporated by reference from Post-effective Amendment to Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 20, 2007 (File No. 333-76799, 811-09154)







Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

         Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.


NAME                          POSITION/OFFICE WITH DEPOSITOR


Frederick F. Cripe            Director, Chairman of the Board and Chief Executive Officer

Lawrence W. Dahl              Director, President and Chief Operating Officer

Matthew S. Easley             Director

Susan L. Lees                 Director, Sr. Vice President, General Counsel and Secretary

John C. Lounds                Director, Vice President

John C. Pintozzi              Director, Sr. Vice President and Chief Financial Officer

J. Eric Smith                 Vice President

Judith P. Greffin             Sr. Vice President and Chief Investment Officer

Samuel H. Pilch               Group Vice President and Controller

Joseph P. Rath                Assistant Vice President, Assistant General Counsel and Assistant Secretary

Richard C. Crist, Jr.         Vice President and Chief Privacy Officer

Dean M. Way                   Senior Vice President and Actuary

Steven C. Verney              Treasurer

William F. Emmons             Assistant Secretary

Errol Cramer                  Appointed Actuary

Karen C. Duffy                Assistant Treasurer

Lisa J. Flanary               Assistant Vice President

Keith A. Hauschildt           Assistant Vice President and Chief Compliance Officer

Maria D. McNitt               Assistant Vice President

Mary J. McGinn                Assistant Secretary

Mario Rizzo                   Assistant Treasurer

Robert E. Transon             Assistant Vice President

Timothy N. Vander Pas         Assistant Vice President

Richard Zaharias              Assistant Vice President



Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 26, 2009.





Item 29: INDEMNIFICATION

     The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

     The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

     Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.





Item 30. PRINCIPAL UNDERWRITERS

     ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

     Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

     ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

Allstate Financial Advisors Separate Account I


Allstate Life Variable Life Separate Account A


Allstate Life of New York Separate Account A


Allstate Life of New York Variable Life Separate Account A


Charter National Variable Annuity Account


Intramerica Variable Annuity Account




The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                         Position with Distributor


J. ERIC SMITH                DIRECTOR, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER


LAWRENCE W. DAHL             DIRECTOR AND PRESIDENT


JOHN C. LOUNDS               DIRECTOR


SUSAN L. LEES                SECRETARY


MARIAN GOLL                  VICE PRESIDENT, TREASURER AND FINANCIAL OPERATIONS PRINCIPAL


JOSEPH P. RATH               VICE PRESIDENT, GENERAL COUNSEL AND ASSISTANT SECRETARY


RICHARD C. CRIST, JR.        VICE PRESIDENT AND CHIEF PRIVACY OFFICER


DANA GOLDSTEIN               CHIEF COMPLIANCE OFFICER


WILLIAM F. EMMONS            ASSISTANT SECRETARY


MARY J. MCGINN               ASSISTANT SECRETARY


KAREN C. DUFFY               ASSISTANT TREASURER


MARIO RIZZO                  ASSISTANT TREASURER


STEVEN C. VERNEY             ASSISTANT TREASURER




Item 31. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.





Item 32. MANAGEMENT SERVICES

         None.





Item 33. REPRESENTATION OF REASONABLENESS OF FEES

     Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.






                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 30, 2009.



                          LINCOLN BENEFIT LIFE VARIABLE

                                  LIFE ACCOUNT

                                  (Registrant)



                        By: Lincoln Benefit Life Company



                           * By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY

                                   (Depositor)



                            *By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 30, 2009.


(Signature)                                 (Title)


*/s/ Lawrence W. Dahl                   President, Chief Operating Officer & Director
---------------------
Lawrence W. Dahl

(Principal Executive Officer)



*/s/ Samuel H. Pilch                    Group Vice President & Controller
--------------------
Samuel H. Pilch

(Principal Accounting Officer)



*/s/ Steven C. Verney                   Treasurer
---------------------
Steven C. Verney

(Principal Financial Officer)



*/s/ John C. Lounds                     Director, Vice President
-------------------
John C. Lounds



*/s/ Matthew S. Easley                  Director,
----------------------
Matthew S. Easley



*/s/ John C. Pintozzi                   Director, Senior Vice President and Chief Financial Officer
---------------------
John C. Pintozzi



*/s/ John E. Smith                      Vice President
------------------
John E. Smith



*/s/ Frederick F. Cripe                 Director, Chairmanof the Board and Chief Executive Officer
-----------------------
Frederick F. Cripe



/s/ Susan L. Lees                       Director, Senior Vice President, General Counsel and Secretary
-----------------
Susan L. Lees



*By Susan L. Lees, pursuant to Power of Attorney.





                                INDEX TO EXHIBITS


                    FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

                      TO REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                                                                                  SEQUENTIAL PAGE NO.


26(h)(23)            Form of Participation  Agreement between Financial Investors
                     Variable  Insurance Trust and Lincoln Benefit Life Company

26(n)(1)             Consent of Independent Registered Public Accounting Firm


99(a)                Powers of Attorney for Frederick F. Cripe, Lawrence W. Dahl, Matthew
                     S. Easley, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, John E.
                     Smith, Steven C. Verney.